April 22, 2002



Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC 20549


 RE: Midland National Life Separate Account C File Number 333-71800

Commissioners:

Enclosed for filing is a copy, including exhibits of Post-Effective Amendment Number 1 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,





Tracy Michels
Assistant Vice President
Compliance

                           Registration No. 333-71800
                         Post-Effective Amendment No. 1
                                    FORM N-4
                                    --------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                       ___

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       ___

                         Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. _1_

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. _1_

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                           (Exact Name of Registrant)
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                     One Midland Plaza Sioux Falls, SD 57193
               (Address of Depositor's Principal Executive Office)
                                  605-335-5700
              (Depositor's Telephone Number, including Area Code:)

                            _________________________

          Jack L. Briggs, Vice President, Secretary and General Counsel
                     Midland National Life Insurance Company
                     One Midland Plaza Sioux Falls, SD 57193
                     (Name and Address of Agent for Service)

                          Copy to: Frederick R. Bellamy
                        Sutherland Asbill & Brennan L L P
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404

It is proposed that this filing will become effective (check appropriate line):

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
         ___ on ___(date)________ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following line:
         ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                     Titles of Securities Being Registered:

                       National Advantage Variable Annuity

                 National Advantage Variable Annuity Prospectus


                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company


              through the Midland National Life Separate Account C
                                   May 1, 2002


Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing. This prospectus is valid only when accompanied by the funds' current prospectuses.

The National Advantage Variable Annuity (the "contract ") offers You a unique menu of benefits and riders that may be particularly useful to You in meeting Your long-term savings and retirement needs. There are, however, costs and charges associated with these optional riders. We (Midland National Life Insurance Company) encourage You to carefully consider the costs and benefits of each rider You select to ensure that these riders are consistent with Your personal investment goals and needs. The minimum initial premium for a non-qualified contract is $10,000 (unless You elect an optional rider, at an additional cost). The minimum initial premium for a qualified contract is $2,000.



A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company

4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
1-877-586-0240.

The SAI, dated May 1, 2002, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

You may allocate Your premiums to Our Fixed Account and/or to the Separate Account investment divisions (see Definitions) that invest in the following portfolios.

1.  VIP Money Market Portfolio                    26.  Lord Abbett Series Fund Inc.
2.  VIP High Income Portfolio                          International Portfolio
3.  VIP Equity-Income Portfolio                        (hereinafter referred to as Lord Abbett
4.  VIP Growth Portfolio                               VC International Portfolio)
5.  VIP Overseas Portfolio                        27.  Alger American Small
6.  VIP MidCap Portfolio                               Capitalization Portfolio
7.  VIP Asset ManagerSM Portfolio                 28.  Alger American MidCap Growth
8.  VIP Investment Grade Bond Portfolio                Portfolio
9.  VIP Contrafund(R)Portfolio                    29.  Alger American Growth Portfolio
10. VIP Asset Manager: Growth(R)Portfolio         30.  Alger American Leveraged AllCap
11. VIP Index 500 Portfolio                            Portfolio
12. VIP Growth & Income Portfolio                 31.  Van Eck Worldwide Hard Assets Fund
13. VIP Balanced Portfolio                        32.  Van Eck Worldwide Emerging
14. VIP Growth Opportunities Portfolio                 Markets Fund
15. American Century VP Capital                   33.  LEVCO Equity Value Fund
    Appreciation Portfolio                        34.  INVESCO VIF-Financial Services
16. American Century VP Value Portfolio                Fund
17. American Century VP Balanced                  35.  INVESCO VIF-Health Sciences Fund
    Portfolio                                     36.  INVESCO VIF - Technology Fund
18. American Century VP International             37.  INVESCO VIF - Utilities Fund
    Portfolio                                     38.  Calvert VS Social Small Cap
19. American Century VP Income & Growth                Growth Portfolio
    Portfolio                                     39.  Calvert VS Social Mid Cap
20. MFS VIT Emerging Growth Series                     Growth Portfolio
21. MFS VIT Research Series                       40.  Calvert VS Social Equity Portfolio
22. MFS VIT Investors Trust Series                41.  Berger IPT - Large Cap Growth Fund
23. MFS VIT New Discovery Series                  42.  Berger IPT - Small Company Growth
24. Lord Abbett Series Fund, Inc. Growth               Fund
    and Income Portfolio                          43.  J.P. Morgan Series Trust II
    (hereinafter referred to as Lord Abbett            Bond Portfolio
    VC Growth and Income Portfolio)               44.  J.P. Morgan Series Trust II Small
                                                   Company Portfolio
25.  Lord Abbett Series Fund Inc. Mid-Cap         45.  Rydex VT OTC Fund
     Value Portfolio                              46.  Rydex VT U.S. Government Money
     (hereinafter referred to as Lord Abbett           Market Fund
     VC Mid-Cap Value Portfolio)                  47.  Rydex VT Nova Fund
                                                  48.  Rydex VT Ursa Fund
                                                  49.  Rydex VT Arktos Fund


The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the federal deposit insurance corporation or any other agency.


                                TABLE OF CONTENTS
                                                                                                                 Page

Definitions.......................................................................................................6

SUMMARY..........................................................................................................10
      Features of National Advantage Variable Annuity............................................................10
      Your "Free Look" Right.....................................................................................10
      Your Accumulation Value....................................................................................11
      Flexible Premium Payments..................................................................................11
      Bonus Credit Rider.........................................................................................11
      Minimum Premium Rider......................................................................................12
      Investment Choices.........................................................................................13
      Transfers..................................................................................................16
      Surrenders.................................................................................................17
      Charges and Fees...........................................................................................18
      Mortality and Expense Risk Charge..........................................................................19
      Annual Maintenance Fee.....................................................................................19
      Transfer Fee...............................................................................................19
      Premium Taxes..............................................................................................20
      Optional Rider Charges.....................................................................................20
      Fees for Optional Riders...................................................................................21
      Bonus Credit Rider.........................................................................................21
      Minimum Premium Rider......................................................................................21
      Guaranteed Minimum Death Benefit Rider.....................................................................22
      Higher Education Rider.....................................................................................22
      Estate Planning Rider......................................................................................23
      Fee Table Including All Optional Riders....................................................................23
      Portfolio Annual Expenses(1)...............................................................................25
      Expense Examples...........................................................................................29
      Suitability of the Contracts...............................................................................37
      Death Benefit..............................................................................................38
      Other Products.............................................................................................38
      Inquiries And Correspondence...............................................................................38
      State Variations...........................................................................................39
      Financial Information......................................................................................39

SEPARATE ACCOUNT C AND THE FUNDS.................................................................................40
      Our Separate Account And Its Investment Divisions..........................................................40
      The Funds..................................................................................................40
      Investment Policies Of The Funds' Portfolios...............................................................41
      We Own The Assets Of Our Separate Account..................................................................47
      Our Right To Change How We Operate Our Separate Account....................................................48

DETAILED INFORMATION ABOUT THE CONTRACT..........................................................................49
      Requirements for Issuance of a Contract....................................................................49
      Minimum Premium Rider......................................................................................50
      Free Look..................................................................................................51
      Tax-Free "Section 1035" Exchanges..........................................................................51
      Allocation of Premium Payments.............................................................................52
      Changing Your Premium Allocation Percentages...............................................................52
      Bonus Credit Rider.........................................................................................52
      Your Accumulation Value....................................................................................53
      Amounts In Our Separate Account............................................................................54
      The Fixed Account..........................................................................................55
      Transfers of Accumulation Value............................................................................56
      Market Timing and Excessive Trading Limits.................................................................57
      Surrenders.................................................................................................57
      Dollar Cost Averaging......................................................................................59
      Fixed Account Dollar Cost Averaging ("Fixed Account DCA")..................................................61
      Portfolio Rebalancing......................................................................................62
      Fixed Account Earnings Sweep Program.......................................................................62
      Systematic Withdrawals.....................................................................................63
      Free Surrender Amount......................................................................................64
      Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement................................64
      Death Benefit..............................................................................................64
      Guaranteed Minimum Death Benefit (GMDB)....................................................................66
      Payment of Death Benefits..................................................................................66
      Higher Education Rider.....................................................................................66
      Estate Planning Rider......................................................................................67

CHARGES, FEES AND DEDUCTIONS.....................................................................................67
      Surrender Charges on Surrenders............................................................................67
      Mortality and Expense Risk Charge..........................................................................68
      Annual Maintenance Fee.....................................................................................69
      Rider Charges..............................................................................................69
      Transfer Charge............................................................................................69
      Charges In The Funds.......................................................................................70
      Premium Taxes..............................................................................................70
      Other Taxes................................................................................................70

FEDERAL TAX STATUS...............................................................................................70
      Introduction...............................................................................................70
      Annuity Contracts in General...............................................................................71
      Qualified and Nonqualified Contracts.......................................................................71
      Diversification and Distribution Requirements..............................................................73
      Surrenders - Nonqualified Contracts........................................................................73
      Annuity Payments...........................................................................................74
      Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations.................................75
      Taxation of Death Benefit Proceeds.........................................................................76
      Transfers, Assignments or Exchange of Contracts............................................................76
      Possible Tax Law Changes...................................................................................76
      Separate Account Charges...................................................................................77

MATURITY DATE....................................................................................................77

SELECTING AN ANNUITY OPTION......................................................................................77
      Fixed Options..............................................................................................79
      Variable Options...........................................................................................79
      Payout Options.............................................................................................80
      Transfers after the Maturity Date..........................................................................81

ADDITIONAL INFORMATION...........................................................................................81
      Midland National Life Insurance Company....................................................................81
      Fund Voting Rights.........................................................................................82
      Our Reports to Owners......................................................................................83
      Contract Periods, Anniversaries............................................................................84
      Dividends..................................................................................................84
      Performance................................................................................................84
      Your Beneficiary...........................................................................................85
      Assigning Your Contract....................................................................................85
      When We Pay Proceeds From This Contract....................................................................86
      Sales Agreements...........................................................................................87
      Regulation.................................................................................................88
      Discount for Employees of Sammons Enterprises, Inc.........................................................88
      Legal Matters..............................................................................................88
      Financial Statements.......................................................................................89


Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account less any administration fees under Your in force contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid. This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. The annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the owner or annuitant dies before the maturity date.

Business Day means any day the New York Stock Exchange is open. Our business day ends when the New York Stock Exchange closes for regular trading.

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount We will pay when We receive due proof of the death of the owner or annuitant, prior to the maturity date and an election of how the death benefit is to be paid.

Gain means the difference, if any, between Your accumulation value and the premiums paid into this contract.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Maturity Date means the date, specified in the contract, when annuity payments are to begin. The earliest possible maturity date is the 8th contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person who purchases a National Advantage Variable Annuity contract and makes the premium payments and is referred to as "You." The owner is entitled to exercise all rights and privileges provided in the contract.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee. If the annuitant or the owner dies prior to the maturity date, then the beneficiary is the payee.

Principal Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
1-877-586-0240.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, premium tax and annual maintenance fee.

Valuation Period means the time beginning at the close of the New York Stock Exchange on one business day and ending at the close of the New York Stock Exchange on the next business day.

SUMMARY

In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is in force.

Features of National Advantage Variable Annuity

The National Advantage Variable Annuity contract provides You with a basic contract to which You can add optional riders. For each optional rider You choose, a corresponding charge will be deducted. The flexible premium deferred variable annuity contract described in this prospectus provides for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract).

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right


You have a right to examine the contract and return it to Us. Your request generally must be postmarked no later than 10 days (or as required by state law) after You receive Your contract. (See "Free Look" on page 51 for more details.) Your Accumulation Value


Your accumulation value depends on:
o  the amount and frequency of premium payments,
o  the selected portfolio's investment experience,
o  interest earned on amounts allocated to the Fixed Account,
o  partial surrenders, and
o  charges and deductions.

You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See " Your Accumulation Value on page 53.)


Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You elect the minimum premium rider (at an additional cost) or purchase a qualified contract, We may accept an initial premium of only $2,000. Other premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Bonus Credit Rider


If You select the bonus credit rider, then We will apply a credit of 4.0% to each premium payment that You make in the first contract year. In exchange for this credit, We will charge an additional fee against Your Separate Account accumulation value during the first 7 contract years. Over time, the amount of the fees may exceed the amount of the bonus credits. In general, in order to receive a benefit from this rider, the Separate Account performance must be at least 8.34% annually. Generally, the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa.

Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year.


If you exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

Minimum Premium Rider

If You elect this rider, Your minimum initial premium requirement under a non-qualified contract will be only $2,000. You will incur an additional charge against Your Separate Account accumulation value until Your net premium (premiums less partial surrenders) is equal to or greater than the regular premium requirement of $10,000. Once Your net premium exceeds $10,000 the additional charge against Your Separate Account accumulation value will end, even if in the future Your Separate Account accumulation value falls below $10,000 due to negative investment performance. If, however, Your net premium never becomes greater than $10,000, then You will continue to incur the additional charge against Your Separate Account accumulation value until the maturity date.

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account or to Our Fixed Account, which pays interest at a declared rate, or to a combination of these options.

Each of the Separate Account investment divisions invests in shares of a corresponding portfolio of one of the following "series" type mutual funds:


(1) Fidelity's Variable Insurance Products Fund (VIP), ( 2) American Century's Variable Portfolios, Inc., ( 3) MFS(R) Variable Insurance Trusts, ( 4) Lord Abbett's Series Fund, Inc., ( 5) Alger American Fund, ( 6) Van Eck Global Worldwide Insurance Trust, ( 7) LEVCO Series Trust, ( 8). INVESCO Variable Investment Funds, Inc. (VIF), (9) Berger IPT Funds, (10) Calvert Variable Series, Inc., (11) J.P. Morgan Series Trust II, and (12) Rydex Variable Trust. The portfolios have different investment policies and objectives.

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See The Funds on page 40.)

The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund are:

o  VIP Money Market Portfolio
o  VIP High Income Portfolio
o  VIP Equity-Income Portfolio
o  VIP Growth Portfolio
o  VIP Overseas Portfolio
o  VIP MidCap Portfolio

o  VIP Asset Manager Portfolio
o  VIP Investment Grade Bond Portfolio
o  VIP Contrafund(R) Portfolio
o  VIP Asset Manager: Growth Portfolio
o  VIP Index 500 Portfolio

o  VIP Growth & Income Portfolio
o  VIP Balanced Portfolio
o  VIP Growth Opportunities Portfolio

The investment divisions that invest in portfolios of the American Century Variable Portfolios, Inc. are:

o  VP Capital Appreciation Portfolio
o  VP Value Portfolio
o  VP Balanced Portfolio
o  VP International Portfolio
o  VP Income & Growth Portfolio

The investment divisions that invest in portfolios of the MFS(R) Variable Insurance Trusts are:

o  VIT Emerging Growth Series
o  VIT Research Series
o  VIT Investors Trust Series
o  VIT New Discovery Series

The investment divisions that invest in portfolios of the Lord Abbett Series Fund, Inc. are:

o  Lord Abbett VC Growth & Income Portfolio
o  Lord Abbett VC Mid-Cap Value Portfolio
o  Lord Abbett VC International Portfolio

The investment divisions that invest in portfolios of the Alger American Fund are:


o  Alger American Small Capitalization Portfolio
o  Alger American MidCap Growth Portfolio
o  Alger American Growth Portfolio
o  Alger American Leveraged AllCap Portfolio


The investment divisions that invest in portfolios of the Van Eck Global Worldwide Insurance Trust are:

o  Worldwide Hard Assets Fund
o  Worldwide Emerging Markets Fund

The investment divisions that invest in portfolios of the LEVCO Series Trust are:

o  LEVCO Equity Value Fund

The investment divisions that invest in portfolios of the INVESCO Variable Investment Funds, Inc. are:

o  VIF-Financial Services Fund
o  VIF-Health Sciences Fund
o  VIF - Technology Fund
o  VIF - Utilities Fund

The investment divisions that invest in portfolios of the Berger IPT Funds are:

o  Berger IPT - Large Cap Growth Fund
o  Berger IPT - Small Company Growth Fund

The investment divisions that invest in portfolios of the Calvert Variable Series, Inc. are:

o  Calvert Variable Series Social Small Cap Growth Portfolio
o  Calvert Variable Series Social Mid Cap Growth Portfolio
o  Calvert Variable Series Social Equity Portfolio

The investment divisions that invest in portfolios of the J.P. Morgan Series Trust II are:

o  J.P. Morgan Series Trust II Bond Portfolio
o  J.P. Morgan Series Trust II Small Company Portfolio

The investment divisions that invest in Rydex Variable Trust are:

o  Rydex VT OTC Fund
o  Rydex VT U.S. Government Money Market Fund
o  Rydex VT Nova Fund
o  Rydex VT Ursa Fund
o  Rydex VT Arktos Fund

Each portfolio pays a different investment management or advisory fee and different operating expenses. The fees and expenses for the year ending December 31, 2001 are shown under the table of Portfolio Annual Expenses.

See "Investment Policies Of The Funds' Portfolios" on page 41 , and "Charges In The Funds" on page 70.

Transfers


You may transfer Your accumulation value among the investment divisions and between the Fixed Account and the investment divisions before the maturity date (although We may restrict or eliminate this transfer privilege at any time). After the maturity date, You may make two transfers each year among the Separate Account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $15 administrative charge after the 12th transfer in a contract year.


Transfer requests received before the New York Stock Exchange closes will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "business day". For limitations on transfers to and from the Fixed Account, see "The Fixed Account" on page 55.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 63.) (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your net premiums (premiums less prior partial surrenders, as determined on the date of the withdrawal request), once each contract year without incurring a surrender charge. (See "Free Surrender Amount" on Page 64). We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and are taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 67, "FEDERAL TAX STATUS" on page 70, and "SELECTING AN ANNUITY OPTION" on page 77.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Partial Waiver of Surrender Charge - Charitable Remainder Trust.

This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of: a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Charges and Fees


Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. (See "Surrender Charges on Surrenders" on page 67.)

The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:


       Length of Time                 Surrender
    From Premium Payment               Charge
      (Number of Years)
              1                          7%
              2                          7%
              3                          6%
              4                          5%
              5                          4%
              6                          3%
              7                          2%
              8+                         0%
No surrender charge will be assessed upon:
(a)      payment of death benefits; or
(b)      exercise of the free look right.

In addition, the surrender charge may be partially waived pursuant to the Charitable Remainder Trust rider. Certain conditions may apply to this waiver. Please refer to Your contract for details. Surrenders may be subject to tax consequences. (See "FEDERAL TAX STATUS" on page 70.)

Mortality and Expense Risk Charge

We currently deduct a 0.95% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks under the contract. (See "Mortality and Expense Risk Charge" on page 68.)

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the $30 annual maintenance fee for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 67.)

Transfer Fee


There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes


We will deduct from Your accumulation value at surrender, death or annuitization the amount of any premium taxes levied by a state or any government entity. (See "Premium Taxes" on page 70).

Optional Rider Charges

We deduct an additional fee for each optional rider You select. For a list of these charges, see "Fees for Optional Riders"on page 21 and the description of each rider.

Fee Table - Summary of Basic Contract  Fees

This information is intended to assist You in understanding the various costs and expenses that You will bear under the basic contract with no optional riders elected. It reflects expenses of the Separate Account as well as the portfolios.

Contract Owner Transaction Expenses

    Sales Load Imposed on Purchases................................................................  None
    Transfer Fee (There is currently no charge for transfers.  We reserve the right to charge
    $15 for each transfer in excess of 12 in one contract year)....................................  $0 - $15
    Maximum Surrender Charge (as a percentage of premium withdrawn)................................  7.00%
Annual Maintenance Fee (current charge) (1)........................................................  $30.00
Annual Maintenance Fee (maximum charge) (1)........................................................  $60.00
Separate Account Annual Expenses (as a percentage of average daily accumulation value)
    Mortality and Expense Risk Charge (current charge).............................................  0.95%
    Mortality and Expense Risk Charge (maximum charge).............................................  0.95%

Total Separate Account Expenses for the Basic Contract (currently).................................  0.95%

(1) The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. The annual maintenance fee is deducted only when the net premiums are less than $50,000. In the example, the annual maintenance fee is approximated as a 0.09% annual asset charge based on the anticipated average net premiums of the contracts.


                            Fees for Optional Riders


You may add various riders to the basic contract. You must elect these riders on Your contract supplemental application. We will deduct a corresponding charge for each optional rider You elect. These are daily charges, as a percentage of Your daily accumulation value, at the annual rates specified below. Charges for these optional riders are in addition to the charges for the basic contract (stated above). If You elect all of these riders, the total Separate Account expenses currently would be 3.60% per year. We reserve the right to change the charge for each optional rider. Once elected, these optional riders may not be terminated.


The following brief descriptions of the riders are only summaries. Each rider is subject to particular terms and conditions that are specified in the rider itself, so You should read each rider carefully if You are interested in it.

Bonus Credit Rider

If You elect this rider on Your supplemental application, then We will credit a 4.0% bonus credit to Your premium payments received during the first contract year. We will deduct an additional daily charge assessed against Your Separate Account accumulation value during the first 7 contract years at the annual rate noted below:

     4.0% Bonus Credit Charge (current charge).............0.60%
     4.0% Bonus Credit Charge (maximum charge).............0.70%

Minimum Premium Rider

If You elect this rider on Your supplemental application, then We will lower the amount of the minimum initial premium required for non-qualified contracts from $10,000 to $2,000 for an additional daily charge against Your Separate Account accumulation value until Your net premium is greater than the regular minimum premium requirement of $10,000. If the net premium is never greater than $10,000, then the additional daily charge will continue until the maturity date. The charge for this rider is at the annual rate noted below:

     Minimum Premium Rider Charge (current charge)........0.25%
     Minimum Premium Rider Charge (maximum charge)........0.50%

Guaranteed Minimum Death Benefit Rider

If You elect this rider on Your supplemental application, then We will guarantee that the death benefit will be the greater of total premiums minus partial surrenders accumulated at 6% per year (limited to an additional 100% of premiums minus adjustments for partial surrenders) or the accumulation value. Adjustments for any partial surrenders will reduce the Death Benefit by the same proportion the accumulation value was reduced by the partial surrender. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate noted below:

     Guaranteed Minimum Death Benefit Rider Charge (current charge)......0.50%
     Guaranteed Minimum Death Benefit Rider Charge (maximum charge)......0.75%

Higher Education Rider

If You elect this rider on Your supplemental application, then We will provide an extra benefit equal to 10% of the gain, under this contract, of the partial or full surrender amount. This rider is only available for non-qualified contracts. Under this rider, You may request a partial or full surrender, made directly payable to a United States accredited institution of higher education, at any time after the 7th contract anniversary and prior to the maturity date. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate noted below:

     Higher Education Rider Charge (current charge).......0.95%
     Higher Education Rider Charge (maximum charge).......4.00%

Estate Planning Rider

If You elect this rider on Your supplemental application, then We will provide an extra death benefit of 40% of the gain in this contract upon the death of the owner or annuitant prior to the maturity date. This rider is only available for non-qualified contracts. The maximum extra death benefit is limited to 50% of the net premiums. If You have no gain when the death benefit is calculated, then You will receive no benefit. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate listed below:

     Estate Planning Rider Charge (current charge).........0.35%
     Estate Planning Rider Charge (maximum charge).........0.75%

                     Fee Table Including All Optional Riders

This information is intended to assist You in understanding the various costs and expenses that You will bear if You elect all of the optional riders.

Contract Owner Transaction Expenses

    Sales Load Imposed on Purchases................................................................  None
    Transfer Fee (There is currently no charge for transfers.  We reserve the right to charge
    $15 for each transfer in excess of 12 in one contract year)....................................  $0 - $15
    Maximum Surrender Charge (as a percentage of premium withdrawn)................................  7.00%
Annual Maintenance Fee  (current; see footnote 1 above)............................................  $30.00
Annual Maintenance Fee (maximum charge; see footnote 1 above)......................................  $60.00
Separate Account Annual Expenses (as a percentage of average daily accumulation value)

                                                     Current     Maximum

    Mortality and Expense Risk Charge...............  0.95%       0.95%
    Bonus Credit Rider Charge.......................  0.60%       0.70%
    Minimum Premium Rider Charge....................  0.25%       0.50%
    Guaranteed Minimum Death Benefit Rider Charge...  0.50%       0.75%
    Higher Education Rider Charge...................  0.95%       4.00%
    Estate Planning Rider Charge....................  0.35%       0.75%
Total Separate Account Expenses for a Contract
with all of the Optional Riders.....................  3.60%       7.65%

Portfolio Annual Expenses(1)


(Expressed as a percentage of Portfolio average net assets after fee waivers and expense reimbursement but before any reductions for custodian and other expense offsets.)

                                                                                                                 TOTAL
                                                         MANAGEMENT            12b-1           OTHER            ANNUAL
                                                            FEES               FEES          EXPENSES         EXPENSES(2)

VIP Money Market Portfolio                                  0.18%             0.00%            0.10%             0.28%

VIP High Income(3) Portfolio                                0.58%             0.25%            0.15%             0.98%

VIP Equity-Income(3) Portfolio                              0.48%             0.25%            0.11%             0.84%

VIP Growth(3) Portfolio                                     0.58%             0.25%            0.10%             0.93%

VIP Overseas(3) Portfolio                                   0.73%             0.25%            0.20%             1.18%

VIP MidCap(3) Portfolio                                     0.58%             0.25%            0.11%             0.94%

VIP Asset Manager(3) Portfolio                              0.53%             0.25%            0.12%             0.90%

VIP Investment Grade Bond Portfolio                         0.43%             0.25%            0.14%             0.82%

VIP Contrafund(R)(3) Portfolio                              0.58%             0.25%            0.11%             0.94%

VIP Asset Manager:  Growth(3) Portfolio                     0.58%             0.25%            0.17%             1.00%

VIP Index 500(4) Portfolio                                  0.24%             0.25%            0.04%             0.53%

VIP Growth & Income(3) Portfolio                            0.48%             0.25%            0.11%             0.84%

VIP Balanced(3) Portfolio                                   0.43%             0.25%            0.15%             0.83%

VIP Growth Opportunities(3) Portfolio                       0.58%             0.25%            0.12%             0.95%

American Century VP Capital Appreciation(8) Portfolio       1.00%             0.00%            0.00%             1.00%

American Century VP Value(9) Portfolio                      0.90%             0.25%            0.00%             1.15%

American Century VP Balanced(10) Portfolio                  0.90%             0.00%            0.00%             0.90%

American Century VP International(11) Portfolio             1.40%             0.25%            0.00%             1.65%


American Century VP Income & Growth Portfolio               0.70%             0.25%            0.00%             0.95%


MFS VIT Emerging Growth(5) Series                           0.75%             0.25%            0.12%             1.12%

MFS VIT Research(5) Series                                  0.75%             0.25%            0.15%             1.15%

MFS VIT Investors Trust(5) Series                           0.75%             0.25%            0.15%             1.15%

MFS VIT New Discovery(5) (6) Series                         0.90%             0.25%            0.19%             1.34%

Lord Abbett VC Growth & Income Portfolio                    0.50%             0.25%            0.22%             0.97%

Lord Abbett VC Mid-Cap Value(7) Portfolio                   0.75%             0.25%            0.10%             1.10%

Lord Abbett VC International(7) Portfolio                   1.00%             0.25%            0.10%             1.35%

Alger American Small Capitalization Portfolio               0.85%             0.00%            0.07%             0.92%

Alger American MidCap Growth Portfolio                      0.80%             0.00%            0.08%             0.88%

Alger American Growth Portfolio                             0.75%             0.00%            0.06%             0.81%

Alger American Leveraged AllCap Portfolio                   0.85%             0.00%            0.07%             0.92%

Van Eck Worldwide Hard Assets(12) Fund                      1.00%             0.00%            0.15%             1.15%

Van Eck Worldwide Emerging Markets (12) Fund                1.00%             0.00%            0.28%             1.28%

LEVCO Equity Value( 13) Fund                                0.85%             0.00%            0.25%             1.10%

INVESCO VIF-Financial Services Fund                         0.75%             0.00%            0.32%             1.07%

INVESCO VIF-Health Sciences Fund                            0.75%             0.00%            0.31%             1.06%

INVESCO VIF - Technology Fund                               0.75%             0.00%            0.32%             1.07%

IINVESCO VIF - Utilities(14) Fund                           0.60%             0.00%            0.77%             1.37%
Calvert VS Social Small Cap Growth Portfolio(15)            1.00%             0.00%            0.39%             1.39%
Calvert VS Social Mid Cap Growth Portfolio(15)              0.90%             0.00%            0.23%             1.13%
Calvert VS Social Equity Portfolio(16)                      0.70%             0.00%            0.64%             1.34%
Berger IPT - Large Cap Growth Fund(17)                      0.75%             0.25%            0.15%             1.15%
Berger IPT-Small Company Growth Fund(17)                    0.85%             0.25%            0.13%             1.23%
J.P. Morgan Series Trust II Bond Portfolio                  0.30%             0.00%            0.45%             0.75%
J.P. Morgan Series Trust II Small Company Portfolio         0.60%             0.00%            0.55%             1.15%
Rydex VT OTC Fund                                           0.75%             0.00%            0.70%             1.45%
Rydex VT U.S. Government Money Market Fund                  0.50%             0.00%            0.69%             1.19%
Rydex VT Nova Fund                                          0.75%             0.00%            0.70%             1.45%
Rydex VT Ursa Fund                                          0.90%             0.00%            0.99%             1.89%
Rydex VT Arktos Fund                                        0.90%             0.00%            1.33%             2.23%

(1) The underlying fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the fund data.

(2) The annual expenses shown are based on actual expenses for 2001 except as described in footnote (7). The expenses shown for Fidelity's VIP Portfolios are those applicable to the Service Class 2, except for the VIP Money Market Portfolio which is the Initial Class. The expenses shown for the American Century Value Portfolios are those applicable to Class II with the exception of the Capital Appreciation and Balanced portfolios which are Class I.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



(4) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses exceed 0.53%. This arrangement can be discontinued by the fund's manager at any time. . Without this reimbursement, other expenses and total annual expenses in 2001 would have been 0.12% and 0.61% respectively.

(5) Each MFS VIT Series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Annual Expenses" would be lower, and for service class shares would be estimated to be:

MFS VIT Emerging Growth Series      1.11%
MFS VIT Research Series             1.14%
MFS VIT Investors Trust Series      1.14%
MFS VIT New Discovery Series        1.30%

The Series' Custodian Fee was reduced by 0.01%. This arrangement may be discontinued by the fund's manager at any time. The MFS VIT New Discovery Series figure of 1.30% shown here also takes into account a 0.03% fee waiver/expense reimbursement described in footnote 6.

(6) For the MFS New Discovery Series, MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the fund manager's board of trustees which oversees the series.

(7) The information in the chart relating to the Lord Abbett Series Fund Mid Cap Value and International portfolios have been restated to reflect the fees and expenses that will be applicable during 2002. For the year2001, Lord Abbett & Co. (Lord Abbett), the investment adviser for the Mid Cap Value and International Portfolios, voluntarily waived a portion of its management fees and subsidized a portion of each of the portfolio's expenses to the extent necessary to maintain the "Other Expenses" and "12b-1 Fees" of each portfolio at an aggregate of 0.35% of its average daily net assets. Absent any waivers and reimbursements, the "Total Annual Expenses Before Reimbursement" for the Mid Cap Value and International Portfolios would have been 1.20% and 6.15% respectively for the year 2001. For the year2002, Lord Abbett does not intend to waive its management fees for the Mid Cap Value and International Portfolios but has contractually agreed to continue to reimburse a portion of each of the portfolio's expenses to the extent necessary to maintain the "Other Expenses" and any "12b-1 Fees" of each portfolio at an aggregate of 0.35% of its average daily net assets.

(8) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $500 Million       1.00%
Next $500 Million        0.95%
Over $1 Billion          0.90%

(9) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $250 Million       0.90%
Next $250 Million        0.85%
Over $500 Million        0.80%

(10) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $250 Million       0.90%
Next $250 Million        0.85%
Over $500 Million        0.80%

(11) The portfolio has a stepped fee schedule. As a result, the portfolio's management fee rate decreases with the following asset levels:

First $250 Million       1.40%
Next $250 Million        1.10%
Over $500 Million        1.00%

(12) Van Eck may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Funds. This arrangement may be discontinued at any time. Without this reimbursement in 2001, the Hard Assets Fund would have had total expenses of 1.18% and the Emerging Markets Fund would have had total expenses of 1.30%.

(13) Levco voluntarily has undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. Without this reimbursement in 2001, the Levco Equity Value Fund would have had total expenses of 1.53%. The investment adviser has reserved the right to discontinue this arrangement at any time.

(14) The INVESCO VIF Utilities Fund actual Other Expenses and Total Annual Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. After absorption, but excluding any offset arrangements, the Fund's Other Expenses and Total Annual Expenses were 0.55% and 1.15%, respectively, of the Fund's average net assets.

(15) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 1.22% for Social Small Cap Growth and 1.10% for Social Mid Cap Growth.

(16) Annual Fund Operating Expenses are based on estimates for the upcoming fiscal year. Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The Advisor has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through April 30, 2003. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Portfolio has an offset arrangement with its custodian whereby the custodian and transfer agents fees may be paid indirectly by credits on the Portfolios uninvested cash balances. These credits are used to reduce the Portfolio's expenses. The contractual expense cap is 0.98%. The contractual expense cap is "net expenses". This is maximum amount of operating expenses that may be charged to the Portfolio through April 30, 2003.

(17) Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% for Large Cap Growth, and 1.15% for Small Company Growth, of the average daily net assets of the Fund.

                                Expense Examples


The following tables show what Your costs would be under this contract under certain assumptions. These examples are based on the actual charges and expenses for the contract, the elective riders, and the portfolios (for the year 2001) as stated in the Fee Table above. These examples assume that the applicable portfolio fee waivers and expense reimbursements will continue for the length of time shown in the examples. We cannot guarantee that they will continue.


EXAMPLE 1 (Contract surrendered, No riders)
Example 1 below shows the dollar amount of expenses that You would pay if You:

o     invested $1,000 in a investment division;

o     earned a 5% annual return on Your investment;

o fully surrendered or annuitized Your contract at the end of the period and We deducted the basic contract's surrender charge and a $30 annual maintenance fee; and

o selected none of the optional riders thereby resulting in maximum Separate Account charges of 0.95% per year.

                                                           ONE      THREE
                                                           YEAR     YEARS

VIP Money Market    Portfolio                               77        96
VIP High Income Portfolio                                   84       118
VIP Equity-Income(3) Portfolio                              83       114
VIP Growth(3) Portfolio                                     83       116
VIP Overseas(3) Portfolio                                   86       124
VIP MidCap(3)  Portfolio                                    84       117
VIP Asset Manager Portfolio                                 83       115
VIP Investment Grade Bond(4) Portfolio                      82       113
VIP Contrafund(R)(3) Portfolio                              84       117
VIP Asset Manager: Growth(3) Portfolio                      84       118
VIP Index 500(4)  Portfolio                                 79       104
VIP Growth & Income(4) Portfolio                            83       114
VIP Balanced (3) Portfolio                                  82       113
VIP Growth Opportunities(3) Portfolio                       84       117
American Century VP Capital Appreciation Portfolio          84       118
American Century VP Value Portfolio                         86       123
American Century VP Balanced Portfolio                      83       115
American Century VP International Portfolio                 91       138
American Century VP Income & Growth Portfolio               84       117
MFS VIT Emerging Growth(5) Series                           85       122
MFS VIT Research(5) Series                                  86       123
MFS VIT Investors Trust(5) Series                           86       123
MFS VIT New Discovery (5)(6) Series                         88       129
Lord Abbett VC Growth and Income Portfolio                  84       118
Lord Abbett VC Mid-Cap Value(7) Portfolio                   85       121
Lord Abbett VC International(7) Portfolio                   88       129
Alger American Small Capitalization Portfolio               83       116
Alger American MidCap Growth Portfolio                      83       115
Alger American Growth Portfolio                             82       113
Alger American Leveraged AllCap Portfolio                   83       116
Van Eck Worldwide Hard Assets(8) Fund                       86       123
Van Eck Worldwide Emerging Markets(8) Fund                  87       127
LEVCO Equity Value(9) Fund                                  85       121
INVESCO VIF-Financial Services Fund                         85       121
INVESCO VIF-Health Sciences Fund                            85       120
INVESCO VIF - Technology Fund                               85       121
INVESCO VIF - Utilities(10) Fund                            88       130
Calvert VS Social Small Cap Growth(11) Portfolio            88       130
Calvert VS Social Mid Cap Growth(11) Portfolio              86       122
Calvert VS Social Equity(11)  Portfolio                     84       118
Berger IPT - Large Cap Growth(12) Fund                      86       123
Berger IPT - Small Company Growth(12) Fund                  87       125
J.P. Morgan Series Trust II Bond Portfolio                  82       111
J.P. Morgan Series Trust II Small Company Portfolio         86       123
Rydex VT OTC Fund                                           89       132
Rydex VT U.S. Government Money Market Fund                  86       124
Rydex VT Nova Fund                                          89       132
Rydex VT Ursa Fund                                          93       145
Rydex VT Arktos Fund                                        96       155

EXAMPLE 2 (Contract surrendered, All riders, Current charges)

Example 2 has the same assumptions as Example 1, except that it assumes You selected all of the optional riders for maximum Separate Account charges of 3.60 % at current rates.

                                                              ONE    THREE
                                                             YEAR    YEARS

VIP Money Market    Portfolio                                 105     180
VIP High Income Portfolio                                     112     201
VIP Equity-Income(3) Portfolio                                111     197
VIP Growth(3) Portfolio                                       112     199
VIP Overseas(3) Portfolio                                     114     207
VIP MidCap(3) Portfolio                                       112     200
VIP Asset Manager Portfolio                                   111     199
VIP Investment Grade Bond(4) Portfolio                        111     196
VIP Contrafund(R)(3) Portfolio                                112     200
VIP Asset Manager: Growth(3) Portfolio                        112     202
VIP Index 500(4)  Portfolio                                   108     188
VIP Growth & Income(4) Portfolio                              111     197
VIP Balanced (3) Portfolio                                    111     197
VIP Growth Opportunities(3) Portfolio                         112     200
American Century VP Capital Appreciation Portfolio            112     202
American Century VP Value Portfolio                           114     206
American Century VP Balanced Portfolio                        111     199
American Century VP International Portfolio                   119     220
American Century VP Income & Growth Portfolio                 112     200
MFS VIT Emerging Growth(5) Series                             114     205
MFS VIT Research(5) Series                                    114     206
MFS VIT Investors Trust(5) Series                             114     206
MFS VIT New Discovery (5)(6) Series                           116     211
Lord Abbett VC Growth and Income Portfolio                    112     201
Lord Abbett VC Mid-Cap Value(7) Portfolio                     113     204
Lord Abbett VC International(7) Portfolio                     116     212
Alger American Small Capitalization Portfolio                 112     199
Alger American MidCap Growth Portfolio                        111     198
Alger American Growth Portfolio                               110     196
Alger American Leveraged AllCap Portfolio                     112     199
Van Eck Worldwide Hard Assets(8) Fund                         114     206
Van Eck Worldwide Emerging Markets(8) Fund                    115     210
LEVCO Equity Value(9) Fund                                    113     204
INVESCO VIF-Financial Services Fund                           113     204
INVESCO VIF-Health Sciences Fund                              113     203
INVESCO VIF - Technology Fund                                 113     204
INVESCO VIF - Utilities(10) Fund                              116     212
Calvert VS Social Small Cap Growth(11) Portfolio              116     231
Calvert VS Social Mid Cap Growth(11) Portfolio                114     205
Calvert VS Social Equity(11)  Portfolio                       112     201
Berger IPT - Large Cap Growth(12) Fund                        114     206
Berger IPT - Small Company Growth(12)  Fund                   115     208
J.P. Morgan Series Trust II Bond Portfolio                    110     194
J.P. Morgan Series Trust II Small Company Portfolio           114     206
Rydex VT OTC Fund                                             117     215
Rydex VT U.S. Government Money Market Fund                    114     207
Rydex VT Nova Fund                                            117     215
Rydex VT Ursa Fund                                            121     227
Rydex VT Arktos Fund                                          125     237

EXAMPLE 3 (No surrender, No riders)

Example 3 has the same assumptions as Example 1, except that You do not surrender or annuitize Your contract. Surrender charges are not deducted. Like Example 1, We assume that You selected the basic contract only and none of the optional riders, resulting in total Separate Account charges of 0.95% per year.

                                                             ONE     THREE
                                                             YEAR    YEARS

VIP Money Market Portfolio                                    14      42
VIP High Income Portfolio                                     21      64
VIP Equity-Income(3) Portfolio                                20      60
VIP Growth(3) Portfolio                                       20      62
VIP Overseas(3) Portfolio                                     23      70
VIP MidCap(3) Portfolio                                       21      63
VIP Asset Manager Portfolio                                   20      61
VIP Investment Grade Bond(4) Portfolio                        19      59
VIP Contrafund(R)(3) Portfolio                                21      63
VIP Asset Manager: Growth(3) Portfolio                        21      64
VIP Index 500(4) Portfolio                                    16      50
VIP Growth & Income(4) Portfolio                              20      60
VIP Balanced (3) Portfolio                                    19      59
VIP Growth Opportunities(3) Portfolio                         21      63
American Century VP Capital Appreciation Portfolio            21      64
American Century VP Value Portfolio                           23      69
American Century VP Balanced Portfolio                        20      61
American Century VP International Portfolio                   28      84
American Century VP Income & Growth Portfolio                 21      63
MFS VIT Emerging Growth(5) Series                             22      68
MFS VIT Research(5) Series                                    23      69
MFS VIT Investors Trust(5) Series                             23      69
MFS VIT New Discovery (5)(6) Series                           25      75
Lord Abbett VC Growth and Income Portfolio                    21      64
Lord Abbett VC Mid-Cap Value(7) Portfolio                     22      67
Lord Abbett VC International(7) Portfolio                     25      75
Alger American Small Capitalization Portfolio                 20      62
Alger American MidCap Growth Portfolio                        20      61
Alger American Growth Portfolio                               19      59
Alger American Leveraged AllCap Portfolio                     20      62
Van Eck Worldwide Hard Assets(8) Fund                         23      69
Van Eck Worldwide Emerging Markets(8) Fund                    24      73
LEVCO Equity Value(9) Fund                                    22      67
INVESCO VIF-Financial Services Fund                           22      67
INVESCO VIF-Health Sciences Fund                              22      66
INVESCO VIF - Technology Fund                                 22      67
INVESCO VIF - Utilities(10) Fund                              25      76
Calvert VS Social Small Cap Growth(11) Portfolio              25      76
Calvert VS Social Mid Cap Growth(11) Portfolio                23      68
Calvert VS Social Equity(11)  Portfolio                       21      64
Berger IPT - Large Cap Growth(12) Fund                        23      69
Berger IPT - Small Company Growth(12)  Fund                   24      71
J.P. Morgan Series Trust II Bond Portfolio                    19      57
J.P. Morgan Series Trust II Small Company Portfolio           23      69
Rydex VT OTC Fund                                             26      78
Rydex VT U.S. Government Money Market Fund                    23      70
Rydex VT Nova Fund                                            26      78
Rydex VT Ursa Fund                                            30      91
Rydex VT Arktos Fund                                          33      101

EXAMPLE 4 (No surrenders, All riders, Current charges)

Example 4 has the same assumptions as Example 2, except that You do not surrender or annuitize Your contract. Surrender charges are not deducted. Like Example 2, We assume that You selected the optional riders for maximum Separate Account charges of 3.60% (at current rates).

                                                          ONE       THREE
                                                          YEAR      YEARS

VIP Money Market Portfolio                                 42        126
VIP High Income Portfolio                                  49        147
VIP Equity-Income(3) Portfolio                             48        143
VIP Growth(3) Portfolio                                    49        145
VIP Overseas(3) Portfolio                                  51        153
VIP MidCap(3)  Portfolio                                   49        146
VIP II Asset Manager Portfolio                             48        145
VIP Investment Grade Bond(4) Portfolio                     48        142
VIP Contrafund(R)(3) Portfolio                             49        146
VIP Asset Manager: Growth(3) Portfolio                     49        148
VIP Index 500(4) Portfolio                                 45        134
VIP Growth & Income(4) Portfolio                           48        143
VIP Balanced (3) Portfolio                                 48        143
VIP Growth Opportunities(3) Portfolio                      49        146
American Century VP Capital Appreciation Portfolio         49        148
American Century VP Value Portfolio                        51        152
American Century VP Balanced Portfolio                     48        145
American Century VP International Portfolio                56        166
American Century VP Income & Growth Portfolio              49        146
MFS VIT Emerging Growth(5) Series                          51        151
MFS VIT Research(5) Series                                 51        152
MFS VIT Investors Trust(5) Series                          51        152
MFS VIT New Discovery (5)(6) Series                        53        157
Lord Abbett VC Growth and Income Portfolio                 49        147
Lord Abbett VC Mid-Cap Value(7) Portfolio                  50        150
Lord Abbett VC International(7) Portfolio                  53        158
Alger American Small Capitalization Portfolio              49        145
Alger American MidCap Growth Portfolio                     48        144
Alger American Growth Portfolio                            47        142
Alger American Leveraged AllCap Portfolio                  49        145
Van Eck Worldwide Hard Assets(8) Fund                      51        152
Van Eck Worldwide Emerging Markets(8) Fund                 52        156
LEVCO Equity Value(9)  Fund                                50        150
INVESCO VIF-Financial Services Fund                        50        150
INVESCO VIF-Health Sciences Fund                           50        149
INVESCO VIF - Technology Fund                              50        150
INVESCO VIF - Utilities(10)  Fund                          53        158
Calvert VS Social Small Cap Growth(11) Portfolio           53        159
Calvert VS Social Mid Cap Growth(11)  Portfolio            51        151
Calvert VS Social Equity(11)  Portfolio                    49        147
Berger IPT - Large Cap Growth(12)  Fund                    51        152
Berger IPT - Small Company Growth(12)  Fund                52        154
J.P. Morgan Series Trust II Bond Portfolio                 47        140
J.P. Morgan Series Trust II Small Company Portfolio        51        152
Rydex VT OTC Fund                                          54        161
Rydex VT U.S. Government Money Market Fund                 51        153
Rydex VT Nova Fund                                         54        161
Rydex VT Ursa Fund                                         58        173
Rydex VT Arktos Fund                                       62        183

EXAMPLE 5 (Contract surrendered, All riders, All maximum rider charges) Example 5 below shows the dollar amount of expenses that You would pay if You:

o     invested $1,000 in a investment division;

o     earned a 5% annual return on Your investment;

o fully surrendered or annuitized Your contract at the end of the period and We deducted the contract's surrender charge, maximum mortality and expense risk charge of 0.95% and a $60 annual maintenance fee; and

o selected all of the optional riders thereby resulting in maximum Separate Account charges of 7.65% per year (at maximum rates).

                                                           ONE        THREE
                                                          YEAR        YEARS

VIP Money Market Portfolio                                  146        296
VIP High Income Portfolio                                   153        314
VIP Equity-Income(3) Portfolio                              152        310
VIP Growth(3) Portfolio                                     153        312
VIP Overseas(3) Portfolio                                   155        319
VIP MidCap(3)  Portfolio                                    153        313
VIP Asset Manager Portfolio                                 152        312
VIP Investment Grade Bond(4) Portfolio                      152        310
VIP Contrafund(R)(3) Portfolio                              153        313
VIP Asset Manager: Growth(3) Portfolio                      153        314
VIP Index 500(4)  Portfolio                                 149        302
VIP Growth & Income(4) Portfolio                            152        310
VIP Balanced (3) Portfolio                                  152        310
VIP Growth Opportunities(3) Portfolio                       153        313
American Century VP Capital Appreciation Portfolio          153        314
American Century VP Value Portfolio                         155        318
American Century VP Balanced Portfolio                      153        312
American Century VP International Portfolio                 160        331
American Century VP Income & Growth Portfolio               153        313
MFS VIT Emerging Growth(5) Series                           155        317
MFS VIT Research(5) Series                                  155        318
MFS VIT Investors Trust(5) Series                           155        318
MFS VIT New Discovery (5)(6) Series                         157        323
Lord Abbett VC Growth and Income Portfolio                  153        313
Lord Abbett VC Mid-Cap Value(7) Portfolio                   154        317
Lord Abbett VC International(7) Portfolio                   157        323
Alger American Small Capitalization Portfolio               153        312
Alger American MidCap Growth Portfolio                      152        311
Alger American Growth Portfolio                             152        309
Alger American Leveraged AllCap Portfolio                   153        312
Van Eck Worldwide Hard Assets(8) Fund                       155        318
Van Eck Worldwide Emerging Markets(8) Fund                  156        321
LEVCO Equity Value(9)  Fund                                 154        317
INVESCO VIF-Financial Services Fund                         154        316
INVESCO VIF-Health Sciences Fund                            154        316
INVESCO VIF - Technology Fund                               154        316
INVESCO VIF - Utilities(10)  Fund                           157        324
Calvert VS Social Small Cap Growth(11)  Portfolio           157        324
Calvert VS Social Mid Cap Growth(11)  Portfolio             155        318
Calvert VS Social Equity(11)  Portfolio                     153        314
Berger IPT - Large Cap Growth(12)  Fund                     155        318
Berger IPT - Small Company Growth(12)  Fund                 156        320
J.P. Morgan Series Trust II Bond Portfolio                  151        308
J.P. Morgan Series Trust II Small Company Portfolio         155        318
Rydex VT OTC Fund                                           158        326
Rydex VT U.S. Government Money Market Fund                  155        319
Rydex VT Nova Fund                                          158        326
Rydex VT Ursa Fund                                          162        337
Rydex VT Arktos Fund                                        165        345

The examples are based on actual expenses for 2001 except as noted in footnote
(7) in the Table of "Portfolio Annual Expenses" for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio. Actual expenses reflected are before any fee waivers and after expense reimbursements.


The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical; past or future annual returns may be greater or lesser than the assumed amount.

Suitability of the Contracts


Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. The contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit, lifetime annuity payments, and optional riders make the contract appropriate for their purposes. The issue age limitation is age 75 on the Guaranteed Minimum Death Benefit Rider and the Estate Planning Rider.

Death Benefit


The National Advantage Variable Annuity contract pays a death benefit when the annuitant or owner dies before the maturity date if the contract is still in force. The death benefit is equal to the greater of (a) the accumulation value,
(b) net premiums, or (c) if elected, the guaranteed minimum death benefit. Premium taxes may be deducted from the death benefit proceeds.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at 1-877-586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
Phone #:  1-877-586-0240
Fax #:  866-270-9565

You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing.


State Variations

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such state variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information.

SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its
Investment Divisions

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March, 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums to any of the investment divisions of Our Separate Account.

The Funds


Each of the 49 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

(a)  Fidelity's Variable Insurance Products Fund,
(b)  American Century Variable Portfolios, Inc.,
(c)  MFS(R)Variable Insurance Trusts,
(d)  Lord Abbett Series Fund, Inc.,

(e)  Alger American Fund,


(f)  Van Eck Global Worldwide Insurance Trust,
(g)  LEVCO Series Trust,
(h)  INVESCO Variable Investment Funds, Inc.,
(i)  Calvert Variable Series, Inc.,
(j)  Berger IPT Funds,
(k)  J.P. Morgan Series Trust II, and
(l)  Rydex Variable Trust.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the funds' Statements of Additional Information. You should read the funds' prospectuses carefully before allocating or transferring money to any portfolio.


We may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investments in the funds. Currently these revenues range from 0.10 % to 0.25% of Midland's investment in the funds.

Investment Policies Of The Funds' Portfolios


Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

Portfolio                   Objective

VIP Market Money Portfolio   Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.

VIP High Income Portfolio    Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital. Contract owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace

VIP Equity-Income            Seeks reasonable income by investing primarily in income-producing equity securities. In
Portfolio                    choosing these securities, the Investment Manager will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

VIP Growth Portfolio         Seeks capital appreciation by investing in common stocks. The adviser invests the fund's assets in companies the adviser believes have above-average growth potential.


VIP Overseas Portfolio       Seeks long-term growth of capital, primarily through investments in foreign securities.
VIP MidCap Portfolio         Seeks long term growth of capital.
VIP Asset Manager            Seeks high total return with reduced risk over the long term by allocating its assets
Portfolio                    among domestic and foreign stocks, bonds and short-term instruments.
VIP Investment Grade         Seeks as high a level of current income as is consistent with the preservation of capital
Bond Portfolio               by investing in U.S. dollar-denominated investment-grade bonds.
VIP Contrafund(R)            Seeks to achieve capital appreciation over the long term by investing in common stocks
Portfolio                    and securities of companies whose value the manager believes is not fully recognized by the public.


VIP Asset Manager:          Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth Portfolio            instruments, and other investments.
VIP Index 500 Portfolio     Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 Stocks.



VIP Growth & Income         Seeks high total return, combining current income and capital appreciation.  Invests
Portfolio                   mainly in stocks that pay current dividends and show potential for capital appreciation.
VIP Balanced Portfolio      Seeks both income and growth of capital. When the Investment Manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.


VIP Growth                  Seeks capital growth by investing primarily in common stocks. Although the fund invests
Opportunities Portfolio     primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.

American Century VP         Seeks capital growth by investing primarily in common stocks that management considers to
Capital Appreciation        have better-than-average prospects for appreciation.
Portfolio
American Century VP Value   Seeks long-term capital growth with income as a secondary objective.  Invests primarily
Portfolio                   in equity securities of well-established companies that management believes to be under-valued.
American Century VP         Seeks capital growth and current income.  Invests approximately 60 percent of its assets
Balanced Portfolio          in common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.
American Century VP         Seeks capital growth by investing primarily in securities of foreign companies that
International Portfolio     management believes to have potential for appreciation.
American Century VP         Seeks dividend growth, current income and capital appreciation. The Portfolio will seek
Income & Growth Portfolio   to achieve its investment objective by investing in common stocks.
MFS VIT Emerging Growth     Seeks to provide long-term growth of capital.
Series

MFS VIT Research Series     Seeks to provide long-term growth of capital and future income.


MFS VIT Investors Trust     Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable
Series                      current income.
MFS VIT New Discovery       Seeks capital appreciation.
Series


Lord Abbett VC Growth and   Seeks long-term growth of capital and income without excessive fluctuations in market
Income Portfolio            value.
Lord Abbett VC Mid-Cap      Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                   believed to be undervalued in the marketplace.
Lord Abbett VC              Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
International               issuers.
Alger American Small        Seeks long-term capital appreciation.  It focuses on small, fast growing companies that
Capitalization Portfolio    offer innovative products, services or technologies to a rapidly expanding marketplace.

                            Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap
                            600(R) Index.


Alger American MidCap       Seeks long-term capital appreciation.  It focuses  on midsize companies with
Growth Portfolio            promising growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index(R).

Alger American Growth       Seeks long-term capital appreciation.  It focuses on growing companies that
Portfolio                   generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


Alger American Leveraged    Seeks long-term capital appreciation.  Under normal circumstance, the portfolio invests,
AllCap Portfolio            in the equity securities of companies of any size which demonstrate promising growth potential.
                            The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing including interest paid on the money borrowed.

Van Eck Worldwide Hard      Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Assets Fund                 Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.


Van Eck Worldwide           Seeks long-term capital appreciation by investing in primarily equity securities in
Emerging Markets Fund       emerging markets around the world.  The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.


LEVCO Equity Value Fund     Seeks long-term growth of capital by normally investing at least 85% of its total assets in common stocks and other securities having equity characteristics, in issuers with market capitalizations of greater than $2 billion.

INVESCO VIF-Financial       Seeks to make an investment grow by aggressive management. The Fund invests primarily in
Services Fund               equity securities of companies involved in the financial services sector.
INVESCO VIF-Health          Seeks to make an investment grow by aggressive management. The Fund invests primarily in
Sciences Fund               equity securities of companies that develop, produce, or distribute products or services related to health care.

INVESCO VIF-Technology      Seeks long-term capital growth.  The Fund invests primarily in equity securities of
Fund                        companies engaged in technology-related industries.

INVESCO VIF-Utilities Fund  Seeks capital appreciation and income.  The Fund invests primarily in equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.

Calvert Variable Series     Seeks to provide long-term capital appreciation by investing primarily in equity
Social Small Cap Growth     securities of companies that have small market capitalizations.
Portfolio
Calvert Variable Series     Seeks to provide long-term capital appreciation by investing primarily in a
Social Mid Cap Growth       nondiversified portfolio of the equity securities of mid-sized companies that are
Portfolio                   undervalued but demonstrate a potential for growth.

Calvert Variable Series     Seeks growth of capital through investment in stocks of issuers in industries believed to
Social Equity Portfolio     offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.

Berger IPT - Large Cap      Seeks capital appreciation.  In pursuing that goal, the Fund primarily invests in the
Growth Fund                 securities of large, well-established companies that have the potential for growth.

Berger IPT - Small          Seeks capital appreciation.  In pursuing that goal, the Fund primarily invests in the
Company Growth Fund         common stocks of small companies with the potential for rapid revenue and earnings growth.

JP Morgan Series Trust II   Seeks to provide high total return consistent with moderate risk of capital and
Bond Portfolio              maintenance of liquidity.

JP Morgan Series Trust II   Seeks to provide high total return from a portfolio of small company stocks.
Small Company Portfolio

Rydex VT OTC Fund           Seeks to provide investment results that correspond to a benchmark for over-the-counter securities.  The current benchmark is the NASDAQ 100 Index(TM).  The NASDAQ 100 Index(TM)
                            contains the 100 largest non-financial, non-utilities stocks in the NASDAQ composite.

Rydex VT U.S. Government    Seeks to provide security of principal, high current income, and liquidity.  The Fund
Money Market Fund           invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Rydex VT Nova Fund          Seeks to provide investment returns that correspond to 150% of the daily performance of the S&P 500(R) Index.  The S&P 500 Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ.

Rydex VT Ursa Fund          Seeks to provide investment returns that inversely correlate to the daily performance of the S&P 500 Index.  The S&P 500(R) Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ.

Rydex VT Arktos Fund        Seeks to provide investment results that will match the performance of a specific benchmark.  The current benchmark is the inverse of the performance of the NASDAQ 100
                            Index(TM).  The NASDAQ 100 Index(TM) contains the 100 largest non-financial, non-utilities stocks in the NASDAQ Composite.

Fidelity Management & Research Company manages the VIP portfolios. American Century Investment Management, Inc. manages the American Century VP portfolios. MFS(R)Services Company manages the MFS Variable Insurance Trusts. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. Fred Alger Management, Inc. manages the Alger American Fund. Van Eck Global manages the Van Eck Global Worldwide Insurance Trust. John A. Levin & Co., Inc. manages the LEVCO Series Trust. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc. Berger LLC manages the Berger IPT Funds. Calvert Asset Management Company, Inc. managers the Calvert Variable Series, Inc. J.P. Morgan Investment Management, Inc. manages the J.P. Morgan Series Trust II. Rydex Global Advisors manages the Rydex Variable



The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for purposes of determining whether a $15 administrative fee will be assessed (see "Transfers of Accumulation Value" on page 56).


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

o add investment divisions to, or remove investment divisions from Our Separate Account;

o     combine two or more divisions within Our Separate Account;

o withdraw assets relating to Our variable annuities from one investment division and put them into another;

o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes;

o end the registration of Our Separate Account under the Investment Company Act of 1940;

o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 (unless You elect the minimum premium rider; see below), or $2,000 for a qualified contract. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made payable to Midland National Life and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium payment until the application is complete.

Your initial premium payment will be allocated according to Your choice as of the business day We receive it or We accept Your application, whichever is later. Each premium received thereafter will be allocated to Our Separate Account or Fixed Account on the day of receipt, according to Your instructions.


There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and contract value. To obtain more information about these other contracts, contact Our Principal Office.

Minimum Premium Rider


At the time of application, You may select this rider which allows for a lower initial premium payment for non-qualified contracts. Under the minimum premium rider, You may make an initial premium payment of $2,000 (or more). We currently deduct a daily charge of 0.25% per annum against Your Separate Account accumulation value for this rider (the maximum charge is 0.50%). We will continue to assess a fee for this benefit until Your net premium exceeds the regular minimum premium requirement of $10,000. Once Your net premium exceeds $10,000, We will cease imposing the additional charge even if Your accumulation value falls below $10,000 in the future because of negative investment performance. This charge will continue indefinitely if Your net premium is never greater than $10,000. This rider is only available for non-qualified contracts. We reserve the right to waive the charge for this rider.

Free Look

You generally have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You want to cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:


(1)  the accumulation value less any premium bonus credit, or
(2)  if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The contract value will reflect both the positive and negative investment performance of the investment divisions of Our Subaccount chosen by You in the contract application.

Tax-Free "Section 1035" Exchanges


You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

Allocation of Premium Payments


You will specify Your desired premium allocation on the contract's supplemental application form. Your instructions in Your supplemental application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your supplemental application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. In certain states, allocations to and transfers from the Fixed Account are not permitted.


Changing Your Premium Allocation Percentages


You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the date We receive Your request at Our Principal Office. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 59).

Bonus Credit Rider

At the time of Your application, You may choose the bonus credit rider that will add a credit of 4% to Your premium payments received during the first contract year. We will deduct an additional daily Separate Account charge of 0.60% for this rider. We deduct the daily charge against Your Separate Account accumulation value only during the first 7 contract years. We expect to profit from this charge. Electing a bonus credit rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the bonus credit rider. In general, in order to receive a benefit from this rider, the Separate Account performance must be at least 8.34% annually. Generally, the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa.

Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year.


If you exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value reflects various charges. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account at an effective annual rate of between 0.95% (for the basic contract only) and 3.60% (if You elect all of the optional riders). Additional information on the accumulation unit values is contained in the SAI.

The Fixed Account


You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3% minus any surrender charges, partial surrenders or transfers. The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.


You may accumulate amounts in the Fixed Account by:
o  allocating net premiums,
o  transferring amounts from the investment divisions, or
o  earning interest on amounts You already have in the Fixed Account.

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).



We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods.


You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions. The total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This limit does not apply to transfers made in a Dollar Cost Averaging or Portfolio Rebalancing program.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date. However, We reserve the right to assess a $15 charge after the 12th transfer in a contract year.


The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. For information regarding telephone or facsimile requests, see "Inquiries" on page
38. For limitations on transfers to and from the Fixed Account, see "The Fixed Account" on page 55.


After the maturity date, You can only make two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to restrict or eliminate this transfer privilege at any time.

Market Timing and Excessive Trading Limits

The contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other owners.

Surrenders

You may withdraw all or part of Your surrender value by sending Us a written request. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn.


Any applicable surrender charge and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) is also subtracted.

Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request. We may defer payment for a longer period only when:


o trading on the New York Stock Exchange is restricted as defined by the SEC;

o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

o for such other periods as the SEC may by order permit for the protection of owners.

See "When We Pay Proceeds From This Contract" page 86.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.


Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements. The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 67.)

A surrender will generally have Federal income tax consequences that can include tax penalties and tax withholding. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 70.)

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender.

(See "FEDERAL TAX STATUS" on page 70.)
Dollar Cost Averaging


The Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:

(a)   The DCA source account from which transfers will be made,

(b) That any money received with the form is to be placed into the DCA source account,

(c) The total monthly or quarterly amount to be transferred to the other investment divisions, and

(d) How that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24 month period by providing Us with written authorization at the end of each 24 month time period. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. While We currently allow an unlimited number of free transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

We reserve the right to end the DCA program by sending You one month's notice.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")

At the time of Your application, You may elect one of two Fixed Account DCA programs. These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. While in the Fixed Account DCA accounts, Your premiums will earn a higher rate of interest than is currently credited to the Our Fixed Account. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You may choose 1 of the following 2 Fixed Account DCA programs:

The 6-month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a quarterly, semi-annual, or annual basis. The accumulation value must be at least $5,000 on each contract anniversary to be eligible for this program. If You elect this option, then on the contract anniversary day, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing.

Fixed Account Earnings Sweep Program

You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. Transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. There is no charge for earnings sweep transfers and an earnings sweep transfer is not considered a transfer for purposes of assessing a transfer charge. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account Earnings Sweep Program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep Program is available on Your contract.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed on the day when the withdrawal is otherwise to be made, then the withdrawal will be processed on the next business day. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.


You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 67.) The surrender charge applies to systematic withdrawals in excess of the free partial surrender amount in the same manner as it applies to other partial surrenders.


Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2 . Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Free Surrender Amount

You may withdraw up to 10% of Your net premiums (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. The value of 10% of the net premiums is determined on the date of the first partial surrender. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year. The free surrender amount is not subject to the $500 minimum surrender amount.

Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement

This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of: a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Death Benefit

If the annuitant or the owner dies before the maturity date, then the death benefit must be paid within 5 years of the annuitant's or owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint annuitants the death benefit is paid upon the second death. For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives the later of:

(a)  due proof of death and
(b)  an election form of how the death benefit is to be paid.

Unless a payment option is selected within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum calculated as of that date.

If an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the even of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

(a)  the accumulation value; or
(b) 100% of the total net premium payments made to Your contract; or
(c) the guaranteed minimum death benefit, if elected, as defined below. Premium taxes may be deducted from the death benefit proceeds.

Guaranteed Minimum Death Benefit (GMDB)


If You elect the guaranteed minimum death benefit rider, then the death benefit will be the greater of total premiums paid minus adjustments for any partial surrenders accumulated at 6% annual interest (limited to an additional 100% of premiums minus adjustments for any partial surrenders) or the accumulation value. There currently is a charge of 0.50% per year against Your Separate Account accumulation value for this rider (the maximum charge is 0.75% per year). You will incur this charge even during periods when the rider would pay no benefit.


Any adjustments for partial surrenders will reduce the death benefit by the same proportion the accumulation value was reduced by the partial surrender.

Payment of Death Benefits


In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our general account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

Higher Education Rider

At the time of application, You may select the higher education rider which provides an extra benefit equal to 10% of the gain (accumulation value less premiums) in the contract . This rider is only available for non-qualified contracts. Under this rider, You may request a partial or full surrender, made directly to a United States accredited institution of higher education, at any time after the 7th contract anniversary. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. We will deduct a fee for this optional rider (of up to 4.00% per year). If You select this rider, the fee is deducted for the life of the contract, even if You never request a withdrawal for higher education. Subject to state availability, You can terminate this rider at any time by sending a written request to Our principal office.

Estate Planning Rider

At the time of application, You may select the Estate Planning rider which provides an extra death benefit of 40% of the gain (accumulation value less premiums) in the contract that is included in the death benefit. The maximum extra death benefit is limited to 50% of the net premiums. We will deduct an additional daily charge against Your Separate Account accumulation value currently at the annual rate of 0.35% (the maximum is 0.75%). You would pay this charge even during periods when the rider would not pay any benefit (because there is no gain). This rider only pays a benefit on gain. If You do not have any gain in Your contract when the death benefit is calculated, then You will not receive a benefit from this rider.


CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

We may deduct a surrender charge from any surrender of premiums (including a surrender to effect an annuity and on systematic withdrawals). This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge. Premium payments are considered withdrawn in the order that they were received. The charge is a percentage of the premiums withdrawn and equals:

     Length of Time from
       Premium Payment               Surrender
      (Number of Years)               Charge

              1                         7%
              2                         7%
              3                         6%
              4                         5%
              5                         4%
              6                         3%
              7                         2%
             8+                         0%

The surrender charge may be partially waived pursuant to the Charitable Remainder Trust Endorsement. This waiver is subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate of 0.95% of the accumulation values in the Separate Account. The investment divisions' accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses.

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. We waive this charge if Your net premium is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Rider Charges

We deduct an extra charge on a daily or other periodic basis for each optional rider that You select, as a percentage of the accumulation value in the Separate Account. These charges are specified above in the Summary section of this prospectus.

Transfer Charge

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge after the 12th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary.

See the funds' prospectuses for more information. Also see the " Fee Table - Summary of Basic Contract Fees on page 20.



Premium Taxes

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other governmental entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or other economic burden resulting from the application of the tax laws.

FEDERAL TAX STATUS

Introduction

NOTE: Midland has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax adviser about Your own circumstances. Midland has included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or nonqualified (discussed below).


You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Contracts

If You purchase the contract under an individual retirement annuity, Your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following plan:


o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.


o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

(1)   elective contributions made in years beginning after December 31, 1988;

(2)   earnings on those contributions; and

(3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.




The contract contains death benefit features that in some cases may exceed the greater of the premium payments or the accumulation value.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements. The Internal Revenue Service may take the position that the death benefit adversely affects the qualification of the policy as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the policy and the imposition of penalty taxes.


Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding, and "eligible rollover distributions" from corporate pension and profit-sharing and H.R. 10 plans are subject to a mandatory 20% withholding except in the case of a direct rollover.

If You purchase the contract as an individual and not under an individual retirement annuity , Your contract is referred to as a nonqualified contract.

Diversification and Distribution Requirements


The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Contracts

If You make a surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceeds the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of premiums). The bonus credit will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

o     paid on or after the taxpayer reaches age 59 1/2;

o     paid after an owner dies;

o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

o     paid under an immediate annuity; or

o     which come from premium payments made prior to August 14, 1982.

All nonqualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.



Annuity Payments


Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.


Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:

o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the return of premiums death benefit) are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin. The earliest possible maturity date is the 8th contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.    take the surrender value in one lump sum, or

2. convert the surrender value into an annuity payable to the annuitant under one or more of the payment options described below.

SELECTING AN ANNUITY OPTION

You may apply the proceeds of a surrender to effect an annuity. Unless You choose otherwise, Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed payout and the surrender value from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes

o     rules on the minimum amount We will pay under an option,

o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

o the naming of people who are entitled to receive payment and their beneficiaries, and

o     the ways of proving age, gender, and survival.

You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment plan at least 30 days before the maturity date.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 3.00% a year. We may also credit interest under the fixed deposit options at a rate that is above the 3.00% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the options chosen.

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 3% (three percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed investment rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 0.95% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 3% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 3% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained by writing to Our Principal Office.

Payout Options

The following four payout options are available:

1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, up to 20 years.

2. Life Annuity: We will pay the money as monthly income for life. You may choose from 1 of 2 ways to receive the income:

     (a) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

    (b) With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

3. Income for a Specified Amount: We will pay income of the accumulation value until the principal and interest are exhausted. Payments will begin on the maturity date and will continue until the principal and interest, at the rate of 3% compounded per annum, are exhausted.

4. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after the Maturity Date

After the maturity date, two transfers per contract year may be made among the investment divisions. Transfer requests received before the New York Stock Exchange closes will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

ADDITIONAL INFORMATION

Midland National Life Insurance Company


We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:


Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
1-877-586-0240

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

o     to elect the funds' Board of Directors,

o     to ratify the selection of independent auditors for the funds,

o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

o        in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.

Our Reports to Owners

Shortly after the end of each calendar year, We will send You a report that shows

o     Your accumulation value, and

o any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

The annual statements are sent instead of sending a confirmation of certain transactions (such as premium payments by automatic bank draft checking account deductions or Civil Service allotments).

We also currently intend to send You semi-annual reports with financial information on the funds, including a list of the investments held by each portfolio.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30 day yield which reflects the income generated by an investment in the investment division over a 30 day period.

Midland may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Your Beneficiary

You name Your beneficiary in Your contract application. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during the owner's and annuitant's lifetime by writing to Our Principal Office. This change takes effect as of the date that the written notice was signed. If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner's or annuitant's estate. If the beneficiary is living at the time of the owner's or annuitant's death, then proceeds are payable to the contingent beneficiary, if any.

Assigning Your Contract


You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.


When We Pay Proceeds From This Contract

We will generally pay any death benefits or surrenders within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive due proof of death and the election of how the death benefit is to be paid [or 90 days after We receive proof of death].

We may delay payment for one or more of the following reasons:
1)  We cannot determine the amount of the payment because:
    a)  the New York Stock Exchange is closed,
    b)  trading in securities has been restricted by the SEC, or
    c)  the SEC has declared that an emergency exists,

2)  the SEC by order permits Us to delay payment to protect Our owners, or
3)  Your premium check(s) have not cleared Your bank.


Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.

We may defer payment of any surrender or surrender from the Fixed Account, for up to six months after We receive Your request.


Sales Agreements


The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Sammons Securities Company, LLC, or broker-dealers who have entered into written sales agreements with Sammons Securities Company, LLC. Sammons Securities Company, LLC, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
(NASD). Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas Texas, the ultimate parent- company of Midland National Life. The mailing address for Sammons Securities Company, LLC is:


                                 4261 Park Road
                               Ann Arbor, MI 48103

We will pay a commission of up to 6.25% of premiums paid. We may sell Our contracts through broker-dealers registered with the SEC under the Securities Exchange Act of 1934 that enter into selling agreements with Us.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

|X|   the surrender charge;

|X|   the mortality and expense risk charge;

|X| revenues, if any, received from the underlying portfolios or their managers; and

|X|   investment gain on amounts allocated under contracts to the Fixed Account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the Separate Account.

Pending regulatory approvals, We intend to distribute the contract in all states, except New York, and in certain possessions and territories.

Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.


Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's contract during the first year.

Legal Matters


The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided advice regarding certain matters relating to federal securities laws. We are not involved in any material legal proceedings.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:


IBM Park Building
Suite 1300
650 Third Avenue South
Minneapolis, MN 55402-4333


The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

TABLE OF CONTENTS                                                                                              Page
THE CONTRACT
     Entire Contract                            ..................................................................4
     Changes to the Contract                    ..................................................................4
     Beneficiary                                ..................................................................4
     Change of Beneficiary                      ..................................................................4
     Change in Maturity Date                    ..................................................................4
     Incontestability                           ..................................................................4
     Misstatement of Age or Sex                 ..................................................................4
     Periodic Reports                           ..................................................................5
     Non-participating                          ..................................................................5
     Claims of Creditors                        ..................................................................5
     Minimum Benefits                           ..................................................................5
     Payment of Premiums                        ..................................................................5
     Ownership                                  ..................................................................5
     Assignment                                 ..................................................................6
     Accumulation Unit Value                    ..................................................................6
     Annuity Payments                           ..................................................................6
CALCULATION OF YIELDS AND TOTAL RETURNS
     VIP Money Market Investment Division Yield Calculation.......................................................7
     Other Investment Division Yield Calculations.................................................................8
     Total Return Calculations                  ..................................................................9
     Cumulative Total Returns                   .................................................................10
     Adjusted Historical Performance Data       .................................................................10
FEDERAL TAX MATTERS
     Tax Free Exchanges (Section 1035)          .................................................................11
     Required Distributions                     .................................................................11
     Taxation of Qualified Contracts            .................................................................12
DISTRIBUTION OF THE CONTRACT                    .................................................................14
SAFEKEEPING OF ACCOUNT ASSETS                   .................................................................14
STATE REGULATION                                .................................................................14
RECORDS AND REPORTS                             .................................................................14
LEGAL PROCEEDINGS                               .................................................................15
LEGAL MATTERS                                   .................................................................15
EXPERTS                                         .................................................................15
OTHER INFORMATION                               .................................................................15
FINANCIAL STATEMENTS                            .................................................................15

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

                  NATIONAL ADVANTAGE VARIABLE ANNUITY CONTRACT

                                   Offered by

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

               (Through Midland National Life Separate Account C)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the National Advantage Variable Annuity ("Contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2002, by writing to Midland National Life Insurance Company at our principal office located at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                                Dated May 1, 2002

                                                      TABLE OF CONTENTS

THE CONTRACT.................................................................................................................5
   Entire Contract...........................................................................................................5
   Changes to the Contract...................................................................................................5
   Beneficiary...............................................................................................................5
   Change of Beneficiary.....................................................................................................5
   Change in Maturity Date...................................................................................................5
   Incontestability..........................................................................................................5
   Misstatement of Age or Sex................................................................................................5
   Periodic Reports..........................................................................................................6
   Non-participating.........................................................................................................6
   Claims of Creditors.......................................................................................................6
   Minimum Benefits..........................................................................................................6
   Payment of Premiums.......................................................................................................6
   Ownership.................................................................................................................6
   Assignment................................................................................................................6
   Accumulation Unit Value...................................................................................................6
   Annuity Payments..........................................................................................................7
CALCULATION OF YIELDS AND TOTAL RETURNS......................................................................................8
   VIP Money Market Investment Division Yield Calculation....................................................................8
   Other Investment Division Yield Calculations..............................................................................9
   Total Return Calculations................................................................................................10
   Cumulative Total Returns.................................................................................................10
   Adjusted Historical Performance Data.....................................................................................11
FEDERAL TAX MATTERS.........................................................................................................11
   Tax-Free Exchanges (Section 1035)........................................................................................11
   Required Distributions...................................................................................................12
   Taxation of Qualified Contracts..........................................................................................13
DISTRIBUTION OF THE CONTRACT................................................................................................14
SAFEKEEPING OF ACCOUNT ASSETS...............................................................................................15
STATE REGULATION............................................................................................................15
RECORDS AND REPORTS.........................................................................................................15
LEGAL PROCEEDINGS...........................................................................................................15
LEGAL MATTERS...............................................................................................................16
EXPERTS.....................................................................................................................16
OTHER INFORMATION...........................................................................................................16
FINANCIAL STATEMENTS........................................................................................................16

                                  THE CONTRACT

Entire Contract

The entire Contract between You and Us consists of the Contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the Contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the Contract.

We may change the Contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the Contract.

Beneficiary

You will name the Beneficiary in the application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. If no Beneficiary is living when the Owner or Annuitant dies, the death benefit will be paid to You or Your estate. If no primary Beneficiary is living at the time of the Owner's or Annuitant's death, the proceeds are payable to the Contingent Beneficiary, if any.

Change of Beneficiary

You may change a revocable Beneficiary. We must receive Written Notice informing Us of the change. Upon receipt and acceptance, a change takes effect as of the date the Written Notice was signed. We will not be liable for any payment made before We record the Written Notice.

Change in Maturity Date

At any time You may change the Maturity Date by Written Notice. We must receive Your Written Notice requesting such change at least 30 days prior to the original Maturity Date. Any Maturity Date may not be a date that is before the end of the Surrender Period shown on the Specifications Page.

Incontestability

We will not contest the Contract.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the Payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the Contract is delivered.

Periodic Reports

At least once each year, We will send You a report containing information required by applicable state law.

Non-participating

The Contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the Contract to a Beneficiary or Payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the Contract are not less than the minimum required by the laws of the state in which the Contract is delivered.

Payment of Premiums

The Initial Premium is due on the Issue Date. You may make additional premium payments in any amount and frequency, subject to the limits shown on the Specifications Page.

Ownership

The Contract belongs to You. You have all rights granted by the Contract, including the right to change Owners and Beneficiaries, subject to the rights of:

1)  Any assignee of record with Us;
2)  Any irrevocable Beneficiary; and
3)  Any restricted Ownership.

We must receive Written Notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the Written Notice was signed. However, We are not liable for payments made by Us before We record the Written Notice.

Assignment

An assignment may have adverse tax consequences.

You may assign the Contract by giving Us Written Notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the Written Notice of assignment.

Accumulation Unit Value

We determine Accumulation Unit Values for each Investment Division of Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was initially set at $10.00. The Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each Investment Division every Business Day as follows:

o First, We take the net asset value per share held in the investment division at the end of the current Business Day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current Business Day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current Business Day.

o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding Business Day (after giving effect to any Contract transactions on that day).

o Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic Contract, with no riders, is currently 0.00260% which is an effective annual rate of 0.95%. This charge is for mortality and expense risks assumed by Us under the Contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a Contract with all of the riders, is currently 0.00986% which as an effective annual rate of 3.60%

o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.

The dollar amount of each subsequent payment from an Investment Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit Value for that Investment Division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) = the Annuity Unit Value for the preceding business day:
(2) = the net investment factor (as described above) for that division on that business day.
(3) = the investment result adjustment factor 99.986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed twice per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit Value of the Investment Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the VIP Money Market Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the VIP Money Market Investment Division of the Separate Account will be lower than the yield for the VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the effective yield of the VIP Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


The yield on amounts held in the VIP Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The VIP Money Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Surrender Charge that may be applicable to a particular Contract. The annualized yield for the seven-day period ending 12/31/2001 was 0.56%.

Other Investment Division Yield Calculations

Midland may from time to time disclose the current annualized yield of one or more of the Investment Divisions (except the Money Market Investment Division) for 30-day periods. The annualized yield of an Investment Division refers to income generated by the Investment Division over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


         YIELD = 2 [ (a - b + 1)6 - 1 ]
                      -----
                       cd

Where:  a =  net investment income earned during the period by the portfolio
             (or substitute funding vehicle) attributable to shares owned by the Investment Division.
        b =  expenses accrued for the period (net of reimbursements).
        c =  the average daily number of units outstanding during the period.
        d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Surrender Charges that may be applicable to a particular Contract. Surrender Charges range from 7% to 0% of the amount of Premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Total Return Calculations

Midland may from time to time also disclose average annual total returns for one or more of the Investment Divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P (1 + T)n = ERV
Where:     P =   a hypothetical initial payment of $1,000
           T =   average annual total return
           n =   number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations assume the Contract is surrendered and therefore will reflect the effect of Surrender Charges that may be applicable to a particular period.

Midland may disclose average annual total returns in various ways, depicting (a) whether the Contract is surrendered or maintained in force; (b) whether the bonus credit is selected; (c) whether other optional riders are selected. Accordingly, Midland may disclose the following types of average annual total return:

1. The Contract is surrendered and has the bonus credit and all other optional riders;

2. The Contract is surrendered, but neither the bonus nor any other riders are selected;

3. The Contract is surrendered, the bonus is selected but no other riders are selected;

4. The Contract is not surrendered, the bonus credit is not selected, but all other riders are selected; and

5. The Contract is not surrendered, and neither the bonus credit nor any other riders are selected.

Total return figures may also reflect that some but not all riders (other than the bonus) are selected.

Cumulative Total Returns

Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

         CTR = [ERV/P] - 1

Where:     CTR =   the cumulative total return net of Investment Division
                   recurring charges for the period.
           ERV =   ending redeemable value of an assumed $1,000 payment at
                   the beginning of the one, five, or ten-year period at the
                   end of the one, five, or ten-year period (or fractional
                   portion thereof).
           P   =   an assumed initial payment of $1,000

The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland may also disclose adjusted historical performance data for an Investment Division for periods before the Investment Division commenced operations, based on the assumption that the Investment Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment Division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. The Contract Charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average Accumulation Value of $35,000 so it is calculated as [$30/$35,000, or 0.09% annually]. The total is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

                               FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified Contract which is eligible to "rollover" into an IRA (except 403(b) Contracts). The Company differentiates between nonqualified Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity Contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Non-Natural Person

If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to Contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

                          DISTRIBUTION OF THE CONTRACT


Sammons Securities Company, LLC, the principal underwriter of the Contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent-company of Midland National Life. The address for Sammons Securities Company, LLC is as follows: 4261 Park Road, Ann Arbor, Michigan 48103.

The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with Sammons Securities Company, LLC. The offering of the Contracts is continuous and Sammons Securities Company, LLC does not anticipate discontinuing the offering of the Contracts. However, Sammons Securities Company, LLC does reserve the right to discontinue the offering of the Contracts. Midland will pay an underwriting commission to Sammons Securities Company, LLC equal to 6.25% of all National Advantage Variable Annuity premiums.


                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are held separate and apart from our fixed account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

                                STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

                                     EXPERTS


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:


      PricewaterhouseCoopers LLP
      IBM Park Building, Suite 1300
      650 Third Avenue S.
      Minneapolis, MN  55402-4333

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life
Insurance Company
Separate Account C

Report on Audited Financial Statements at and for the Years Ended December 31, 2001, 2000 and 1999




Midland National Life Insurance Company
Separate Account C
Index to Financial Statements



                                                                         Page(s)

Report of Independent Accountants                                           1

Statement of Assets                                                        2-3

Statements of Operations and Changes in Net Assets                        4-12

Notes to Financial Statements                                             13-22

                          Report of Independent Accountants

The Board of Directors and Stockholder
Midland National Life Insurance Company:

In our opinion, the accompanying statement of assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account C (comprising, respectively, the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services, the Lord, Abbett & Company, and Fred Alger Management, Inc.) at December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included conformation of securities owned at December 31, 2001, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

March 8, 2002

Midland National Life Insurance Company
Separate Account C
Statement of Assets

At December 31, 2001

                                                                                            Value
                                                                                             Per
  ASSETS                                                                      Shares        Share

Investments at net asset value:
    Variable Insurance Products Fund:
      Money Market Portfolio (cost $14,720,110)                              14,720,110     $ 1.00       $  14,720,110
      High Income Portfolio (cost $5,489,723)                                   565,498       6.41           3,624,840
      Equity-Income Portfolio (cost $24,751,758)                              1,042,548      22.75          23,717,964
      Growth Portfolio (cost $50,573,411)                                     1,105,910      33.61          37,169,639
      Overseas Portfolio (cost $6,181,276)                                      295,151      13.88           4,096,695
      Midcap Portfolio (cost $2,511,645)                                        133,357      19.60           2,613,794

    Variable Insurance Products Fund II:
      Asset Manager Portfolio (cost $8,399,456)                                 511,418      14.51           7,420,666
      Investment Grade Bond Portfolio (cost $6,789,923)                         550,702      12.92           7,115,071
      Index 500 Portfolio (cost $36,657,631)                                    241,319     130.07          31,388,343
      Contrafund Portfolio (cost $22,672,873)                                   920,824      20.13          18,536,195
      Asset Manager: Growth Portfolio (cost $5,465,911)                         351,307      12.56           4,412,417

    Variable Insurance Products Fund III:
      Balanced Portfolio (cost $3,724,809)                                      246,671      13.72           3,384,321
      Growth & Income Portfolio (cost $8,997,463)                               575,022      13.19           7,584,540
      Growth Opportunities Portfolio (cost $6,165,903)                          290,562      15.13           4,396,210

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio (cost $1,339,155)                                      188,071       6.59           1,239,385
      Capital Appreciation Portfolio (cost $4,466,550)                          371,664       7.50           2,787,480
      International Portfolio (cost $4,907,737)                                 464,056       6.59           3,058,129
      Value Portfolio (cost $3,591,506)                                         554,505       7.44           4,125,516
      Income & Growth Portfolio (cost $2,133,662)                               288,582       6.46           1,864,235

    Massachusetts Financial Services Investment Management:
      VIT Emerging Growth Series Portfolio (cost $12,120,559)                   387,316      17.98           6,963,943
      VIT Investors Trust Series Portfolio (cost $1,297,142)                     64,631      17.13           1,107,132
      VIT New Discovery Series Portfolio (cost $4,229,519)                      257,324      15.27           3,929,335
      VIT Research Series Portfolio (cost $3,630,387)                           178,626      14.32           2,557,926

    Lord, Abbett & Company:
      VC Growth & Income Portfolio (cost $4,323,867)                            187,496      23.11           4,333,042
      VC MidCap Value Portfolio (cost $4,370,152)                               304,780      15.45           4,708,859
      VC International Portfolio (cost $343,399)                                 32,903       6.26             205,975

    Fred Alger Management, Inc.:
      Growth Portfolio (cost $1,584,819)                                         37,377      36.77           1,374,366
      MidCap Growth Portfolio (cost $1,354,810)                                  66,984      17.67           1,183,607
      Leveraged AllCap Portfolio (cost $1,904,743)                               57,878      31.55           1,826,061
      Small Capitalization Portfolio (cost $151,220)                              8,544      16.55             141,402
                                                                                                      -----------------
      Total investments (cost $254,851,119)                                                              $ 211,587,198
                                                                                                      -----------------




    The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Separate Account C
Statement of Assets

At December 31, 2001

                                                                                              Value
                                                                                               Per
                                 NET ASSETS                                      Units        Unit

Net assets represented by:
    Variable Insurance Products Fund:
      Money Market Portfolio                                                     1,090,683   $ 13.50       $  14,720,110
      High Income Portfolio                                                        351,995     10.30           3,624,840
      Equity-Income Portfolio                                                    1,009,270     23.50          23,717,964
      Growth Portfolio                                                           1,530,764     24.28          37,169,639
      Overseas Portfolio                                                           305,263     13.42           4,096,695
      Midcap Portfolio                                                             274,080      9.54           2,613,794

    Variable Insurance Products Fund II:
      Asset Manager Portfolio                                                      443,064     16.75           7,420,666
      Investment Grade Bond Portfolio                                              480,240     14.82           7,115,071
      Index 500 Portfolio                                                        1,242,879     25.25          31,388,343
      Contrafund Portfolio                                                         854,454     21.69          18,536,195
      Asset Manager: Growth Portfolio                                              254,141     17.36           4,412,417

    Variable Insurance Products Fund III:
      Balanced Portfolio                                                           269,866     12.54           3,384,321
      Growth & Income Portfolio                                                    521,679     14.54           7,584,540
      Growth Opportunities Portfolio                                               410,847     10.70           4,396,210

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio                                                            96,137     12.89           1,239,385
      Capital Appreciation Portfolio                                               205,838     13.54           2,787,480
      International Portfolio                                                      257,976     11.85           3,058,129
      Value Portfolio                                                              257,059     16.05           4,125,516
      Income & Growth Portfolio                                                    168,659     11.05           1,864,235

    Massachusetts Financial Services Investment Management:
      VIT Emerging Growth Series Portfolio                                         612,055     11.38           6,963,943
      VIT Investors Trust Series Portfolio                                         111,749      9.91           1,107,132
      VIT New Discovery Series Portfolio                                           196,868     19.96           3,929,335
      VIT Research Series Portfolio                                                243,679     10.50           2,557,926

    Lord, Abbett & Company:
      VC Growth & Income Portfolio                                                 312,567     13.86           4,333,042
      VC MidCap Value Portfolio                                                    286,189     16.45           4,708,859
      VC International Portfolio                                                    31,399      6.56             205,975

    Fred Alger Management, Inc.:
      Growth Portfolio                                                             194,922      7.05           1,374,366
      MidCap Growth Portfolio                                                      147,826      8.01           1,183,607
      Leveraged AllCap Portfolio                                                   293,506      6.22           1,826,061
      Small Capitalization Portfolio                                                25,597      5.52             141,402
                                                                                                        -----------------

      Net assets                                                                                           $ 211,587,198
                                                                                                        -----------------




    The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                             Combined

                                                                     ----------------------------------------------------


                                                                          2001              2000              1999

Investment income:
    Dividend income                                                    $  3,652,425      $  4,219,613       $  2,978,989
    Capital gains distributions                                           9,840,246        13,838,823          6,033,384
                                                                     ---------------   ---------------   ----------------

                                                                         13,492,671        18,058,436          9,012,373

    Expenses:
      Administrative expense                                                336,972           372,169            280,390
      Mortality and expense risk                                          2,825,482         3,114,400          2,353,056
      Contract maintenance charge                                           251,403           210,625            157,339
                                                                     ---------------   ---------------   ----------------

      Net investment income                                              10,078,814        14,361,242          6,221,588

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                           (8,658,569)       10,697,758          7,020,695
    Net unrealized (depreciation) appreciation on
        investments                                                     (34,724,409)      (47,352,267)        17,547,652
                                                                     ---------------   ---------------   ----------------

      Net realized and unrealized (losses) gains on
           investments                                                  (43,382,978)      (36,654,509)        24,568,347
                                                                     ---------------   ---------------   ----------------

      Net (decrease) increase in net assets resulting
           from operations                                            $ (33,304,164)    $ (22,293,267)      $ 30,789,935
                                                                     ---------------   ---------------   ----------------

Net assets at beginning of year                                        $245,574,128      $233,300,558       $150,730,459

Net (decrease) increase in net assets resulting from
      operations                                                        (33,304,164)      (22,293,267)        30,789,935

Capital shares transactions:
    Net premiums                                                         28,304,383        56,639,826         63,727,881
    Transfers of policy loans                                               (23,164)         (100,793)          (184,136)
    Transfers of surrenders                                             (18,822,895)      (17,083,046)        (8,871,246)
    Transfers of death benefits                                          (1,283,034)       (1,403,350)          (401,144)
    Transfers of other terminations                                      (4,713,408)       (4,739,258)        (3,461,010)
    Interfund and net transfers to general account                       (4,144,648)        1,253,458            969,819
                                                                     ---------------   ---------------   ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                    (682,766)       34,566,837         51,780,164
                                                                     ---------------   ---------------   ----------------

Total (decrease) increase in net assets                                 (33,986,930)       12,273,570         82,570,099
                                                                     ---------------   ---------------   ----------------

Net assets at end of year                                              $211,587,198      $245,574,128       $233,300,558
                                                                     ---------------   ---------------   ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                               Variable Insurance Products Fund

                                                                      ----------------------------------------------------
                                                                                    Money Market Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000              1999

Investment income:
    Dividend income                                                       $   588,144       $   719,280       $   703,466
    Capital gains distributions
                                                                      ----------------  ----------------  ----------------

                                                                              588,144           719,280           703,466

    Expenses:
      Administrative expense                                                   22,192            17,739            20,870
      Mortality and expense risk                                              186,232           148,872           175,149
      Contract maintenance charge                                               7,747             5,216             6,500
                                                                      ----------------  ----------------  ----------------

      Net investment income                                                   371,973           547,453           500,947

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments
    Net unrealized (depreciation) appreciation on
        investments
                                                                      ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                                $   371,973       $   547,453       $   500,947
                                                                      ----------------  ----------------  ----------------

Net assets at beginning of year                                          $ 11,227,632      $ 15,789,041      $ 12,473,870

Net (decrease) increase in net assets resulting from
      operations                                                              371,973           547,453           500,947

Capital shares transactions:
    Net premiums                                                            4,098,163         5,389,007         8,660,228
    Transfers of policy loans                                                 (51,740)          (32,787)          (62,973)
    Transfers of surrenders                                                (2,380,413)         (976,372)       (1,196,313)
    Transfers of death benefits                                              (114,910)         (102,734)          (19,647)
    Transfers of other terminations                                          (649,362)         (610,440)         (583,055)
    Interfund and net transfers to general account                          2,218,767        (8,775,536)       (3,984,025)
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                     3,120,505        (5,108,862)        2,814,215
                                                                      ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                     3,492,478        (4,561,409)        3,315,162
                                                                      ----------------  ----------------  ----------------

Net assets at end of year                                                $ 14,720,110      $ 11,227,632      $ 15,789,032
                                                                      ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                Variable Insurance Products Fund

                                                                      ----------------------------------------------------
                                                                                     High Income Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000              1999

Investment income:
    Dividend income                                                       $   548,482       $   463,767       $   613,686
    Capital gains distributions                                                                                    22,941
                                                                      ----------------  ----------------  ----------------

                                                                              548,482           463,767           636,627

    Expenses:
      Administrative expense                                                    6,166             8,946            10,492
      Mortality and expense risk                                               51,747            75,076            88,052
      Contract maintenance charge                                               4,497             5,483             6,430
                                                                      ----------------  ----------------  ----------------

      Net investment income                                                   486,072           374,262           531,653

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                               (696,383)         (612,029)         (228,826)
    Net unrealized (depreciation) appreciation on
        investments                                                          (344,301)       (1,239,567)          128,297
                                                                      ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                     (1,040,684)       (1,851,596)         (100,529)
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                                $  (554,612)     $ (1,477,334)      $   431,124
                                                                      ----------------  ----------------  ----------------

Net assets at beginning of year                                          $  4,481,899      $  7,080,699      $  6,437,316

Net (decrease) increase in net assets resulting from
      operations                                                             (554,612)       (1,477,334)          431,124

Capital shares transactions:
    Net premiums                                                              173,420           719,008         1,391,786
    Transfers of policy loans                                                  (7,194)            1,114             1,451
    Transfers of surrenders                                                  (358,618)         (419,330)         (303,839)
    Transfers of death benefits                                               (24,144)          (12,633)          (34,218)
    Transfers of other terminations                                           (96,246)         (115,638)         (145,565)
    Interfund and net transfers to general account                             10,335        (1,293,987)         (697,356)
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                      (302,447)       (1,121,466)          212,259
                                                                      ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                      (857,059)       (2,598,800)          643,383
                                                                      ----------------  ----------------  ----------------

Net assets at end of year                                                $  3,624,840      $  4,481,899      $  7,080,699
                                                                      ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                Variable Insurance Products Fund

                                                                     ----------------------------------------------------
                                                                                   Equity-Income Portfolio
                                                                     ----------------------------------------------------
                                                                          2001              2000              1999

Investment income:
    Dividend income                                                      $   444,188       $   499,739       $   407,328
    Capital gains distributions                                            1,247,955         1,882,737           900,409
                                                                     ----------------  ----------------  ----------------

                                                                           1,692,143         2,382,476         1,307,737

    Expenses:
      Administrative expense                                                  38,810            41,204            44,566
      Mortality and expense risk                                             325,693           345,790           373,999
      Contract maintenance charge                                             26,488            25,020            26,672
                                                                     ----------------  ----------------  ----------------

      Net investment income                                                1,301,152         1,970,462           862,500

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                              (568,021)        1,025,457         1,303,519
    Net unrealized (depreciation) appreciation on
        investments                                                       (2,505,828)       (1,324,647)         (935,246)
                                                                     ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                    (3,073,849)         (299,190)          368,273
                                                                     ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                              $ (1,772,697)     $  1,671,272      $  1,230,773
                                                                     ----------------  ----------------  ----------------

Net assets at beginning of year                                         $ 27,330,870      $ 30,310,122      $ 27,130,618

Net (decrease) increase in net assets resulting from
      operations                                                          (1,772,697)        1,671,272         1,230,773

Capital shares transactions:
    Net premiums                                                           2,099,281         1,723,654         5,363,478
    Transfers of policy loans                                                 12,402            (2,974)          (42,001)
    Transfers of surrenders                                               (2,567,095)       (2,672,851)       (1,660,446)
    Transfers of death benefits                                             (173,362)         (147,764)          (62,841)
    Transfers of other terminations                                         (554,322)         (494,204)         (520,582)
    Interfund and net transfers to general account                          (657,113)       (3,056,385)       (1,128,877)
                                                                     ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                   (1,840,209)       (4,650,524)        1,948,731
                                                                     ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                   (3,612,906)       (2,979,252)        3,179,504
                                                                     ----------------  ----------------  ----------------

Net assets at end of year                                               $ 23,717,964      $ 27,330,870      $ 30,310,122
                                                                     ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                 Variable Insurance Products Fund

                                                                      ----------------------------------------------------
                                                                                      Growth Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000              1999

Investment income:
    Dividend income                                                        $   36,640        $   55,622        $   49,711
    Capital gains distributions                                             3,444,140         5,534,409         3,125,561
                                                                      ----------------  ----------------  ----------------

                                                                            3,480,780         5,590,031         3,175,272

    Expenses:
      Administrative expense                                                   64,548            85,846            53,575
      Mortality and expense risk                                              541,693           720,425           449,606
      Contract maintenance charge                                              50,621            46,353            29,538
                                                                      ----------------  ----------------  ----------------

      Net investment income                                                 2,823,918         4,737,407         2,642,553

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                             (1,833,037)        4,010,953         1,959,438
    Net unrealized (depreciation) appreciation on
        investments                                                       (11,204,797)      (16,482,322)        7,168,644
                                                                      ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                    (13,037,834)      (12,471,369)        9,128,082
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                              $ (10,213,916)     $ (7,733,962)     $ 11,770,635
                                                                      ----------------  ----------------  ----------------

Net assets at beginning of year                                          $ 53,620,470      $ 49,214,344      $ 27,707,561

Net (decrease) increase in net assets resulting from
      operations                                                          (10,213,916)       (7,733,962)       11,770,635

Capital shares transactions:
    Net premiums                                                            3,580,937        12,113,009        10,039,894
    Transfers of policy loans                                                  19,961           (41,919)          (19,963)
    Transfers of surrenders                                                (3,724,367)       (3,893,577)       (2,070,908)
    Transfers of death benefits                                              (156,143)         (198,322)          (34,780)
    Transfers of other terminations                                          (785,613)         (918,365)         (508,824)
    Interfund and net transfers to general account                         (5,171,690)        5,079,262         2,330,729
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                    (6,236,915)       12,140,088         9,736,148
                                                                      ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                   (16,450,831)        4,406,126        21,506,783
                                                                      ----------------  ----------------  ----------------

Net assets at end of year                                                $ 37,169,639      $ 53,620,470      $ 49,214,344
                                                                      ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999



                                                                               Variable Insurance Products Fund

                                                                      ----------------------------------------------------
                                                                                      Overseas Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000               1999

Investment income:
    Dividend income                                                       $   277,352        $   87,810        $   70,311
    Capital gains distributions                                               438,395           552,968           113,405
                                                                      ----------------  ----------------   ---------------

                                                                              715,747           640,778           183,716

    Expenses:
      Administrative expense                                                    7,396             9,818             7,244
      Mortality and expense risk                                               62,067            82,389            60,789
      Contract maintenance charge                                               6,524             6,399             5,360
                                                                      ----------------  ----------------   ---------------

      Net investment income                                                   639,760           542,172           110,323

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                               (303,648)          276,391           170,861
    Net unrealized (depreciation) appreciation on
        investments                                                        (1,660,469)       (2,293,944)        1,512,914
                                                                      ----------------  ----------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                                     (1,964,117)       (2,017,553)        1,683,775
                                                                      ----------------  ----------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                               $ (1,324,357)     $ (1,475,381)     $  1,794,098
                                                                      ----------------  ----------------   ---------------

Net assets at beginning of year                                          $  5,989,762      $  6,358,194      $  4,635,216

Net (decrease) increase in net assets resulting from
      operations                                                           (1,324,357)       (1,475,381)        1,794,098

Capital shares transactions:
    Net premiums                                                              381,459         1,360,222           464,119
    Transfers of policy loans                                                   1,150               632              (162)
    Transfers of surrenders                                                  (433,482)         (552,297)         (257,078)
    Transfers of death benefits                                               (16,807)           (2,043)          (11,917)
    Transfers of other terminations                                           (71,272)          (76,910)          (87,796)
    Interfund and net transfers to general account                           (429,758)          377,345          (178,286)
                                                                      ----------------  ----------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                                      (568,710)        1,106,949           (71,120)
                                                                      ----------------  ----------------   ---------------

Total (decrease) increase in net assets                                    (1,893,067)         (368,432)        1,722,978
                                                                      ----------------  ----------------   ---------------

Net assets at end of year                                                $  4,096,695      $  5,989,762      $  6,358,194
                                                                      ----------------  ----------------   ---------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                Variable Insurance Products Fund

                                                                              -------------------------------------
                                                                                        Midcap Portfolio
                                                                              -------------------------------------
                                                                                    2001                2000

Investment income:
    Dividend income                                                           $                        $     4,692
    Capital gains distributions
                                                                              -----------------   -----------------

                                                                                                             4,692

    Expenses:
      Administrative expense                                                             2,522                 247
      Mortality and expense risk                                                        21,161               2,070
      Contract maintenance charge                                                        1,385                  37
                                                                              -----------------   -----------------

      Net investment income                                                            (25,068)              2,338

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                                         (46,074)             (2,331)
    Net unrealized (depreciation) appreciation on
        investments                                                                     56,637              45,512
                                                                              -----------------   -----------------

      Net realized and unrealized (losses) gains on
           investments                                                                  10,563              43,181
                                                                              -----------------   -----------------

      Net (decrease) increase in net assets resulting
           from operations                                                        $    (14,505)        $    45,519
                                                                              -----------------   -----------------

Net assets at beginning of year                                                  $   1,230,175    $

Net (decrease) increase in net assets resulting from
      operations                                                                       (14,505)             45,519

Capital shares transactions:
    Net premiums                                                                     1,065,723             184,985
    Transfers of policy loans
    Transfers of surrenders                                                             (6,330)
    Transfers of death benefits
    Transfers of other terminations                                                    (39,597)               (218)
    Interfund and net transfers to general account                                     378,328             999,889
                                                                              -----------------   -----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                              1,398,124           1,184,656
                                                                              -----------------   -----------------

Total (decrease) increase in net assets                                              1,383,619           1,230,175
                                                                              -----------------   -----------------

Net assets at end of year                                                        $   2,613,794       $   1,230,175
                                                                              -----------------   -----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                     Variable Insurance Products Fund II

                                                                              ----------------------------------------------------
                                                                                             Asset Manager Portfolio
                                                                              ----------------------------------------------------
                                                                                   2001              2000              1999

Investment income:
    Dividend income                                                               $   359,068       $   352,440       $   328,912
    Capital gains distributions                                                       134,650           830,325           416,622
                                                                              ----------------  ----------------  ----------------

                                                                                      493,718         1,182,765           745,534

    Expenses:
      Administrative expense                                                           12,059            15,406            15,747
      Mortality and expense risk                                                      101,202           129,285           132,151
      Contract maintenance charge                                                       8,261             8,889             8,759
                                                                              ----------------  ----------------  ----------------

      Net investment income                                                           372,196         1,029,185           588,877

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                                       (401,279)          142,934           290,650
    Net unrealized (depreciation) appreciation on
        investments                                                                  (441,805)       (1,708,761)           77,798
                                                                              ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                               (843,084)       (1,565,827)          368,448
                                                                              ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                                        $  (470,888)      $  (536,642)      $   957,325
                                                                              ----------------  ----------------  ----------------

Net assets at beginning of year                                                  $  9,276,571      $ 11,284,126      $  9,994,590

Net (decrease) increase in net assets resulting from
      operations                                                                     (470,888)         (536,642)          957,325

Capital shares transactions:
    Net premiums                                                                      572,374           845,835         1,652,160
    Transfers of policy loans                                                           5,016             8,944             4,995
    Transfers of surrenders                                                        (1,443,689)       (1,740,796)         (667,529)
    Transfers of death benefits                                                      (143,739)           (4,514)          (87,135)
    Transfers of other terminations                                                  (208,298)         (169,212)         (149,818)
    Interfund and net transfers to general account                                   (166,681)         (411,170)         (420,462)
                                                                              ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                            (1,385,017)       (1,470,913)          332,211
                                                                              ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                            (1,855,905)       (2,007,555)        1,289,536
                                                                              ----------------  ----------------  ----------------

Net assets at end of year                                                        $  7,420,666      $  9,276,571      $ 11,284,126
                                                                              ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                     Variable Insurance Products Fund II

                                                                              ----------------------------------------------------
                                                                                         Investment Grade Bond Portfolio
                                                                              ----------------------------------------------------
                                                                                   2001              2000               1999

Investment income:
    Dividend income                                                               $   260,477       $   340,976       $   189,896
    Capital gains distributions                                                                                            59,575
                                                                              ----------------  ----------------   ---------------

                                                                                      260,477           340,976           249,471

    Expenses:
      Administrative expense                                                            8,830             6,675             8,037
      Mortality and expense risk                                                       74,103            56,014            67,451
      Contract maintenance charge                                                       4,509             3,584             3,565
                                                                              ----------------  ----------------   ---------------

      Net investment income                                                           173,035           274,703           170,418

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                                         68,932          (199,469)           (5,194)
    Net unrealized (depreciation) appreciation on
        investments                                                                   118,835           324,308          (299,351)
                                                                              ----------------  ----------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                                                187,767           124,839          (304,545)
                                                                              ----------------  ----------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                                        $   360,802       $   399,542       $  (134,127)
                                                                              ----------------  ----------------   ---------------

Net assets at beginning of year                                                  $  4,721,249      $  5,383,130      $  4,451,512

Net (decrease) increase in net assets resulting from
      operations                                                                      360,802           399,542          (134,127)

Capital shares transactions:
    Net premiums                                                                      897,015           517,816         2,156,896
    Transfers of policy loans                                                          (9,050)           (2,882)            2,656
    Transfers of surrenders                                                          (381,729)         (332,692)         (345,265)
    Transfers of death benefits                                                       (89,644)          (20,803)          (43,057)
    Transfers of other terminations                                                  (130,295)          (87,119)          (63,101)
    Interfund and net transfers to general account                                  1,746,723        (1,135,743)         (642,384)
                                                                              ----------------  ----------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                                             2,033,020        (1,061,423)        1,065,745
                                                                              ----------------  ----------------   ---------------

Total (decrease) increase in net assets                                             2,393,822          (661,881)          931,618
                                                                              ----------------  ----------------   ---------------

Net assets at end of year                                                        $  7,115,071      $  4,721,249      $  5,383,130
                                                                              ----------------  ----------------   ---------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                      Variable Insurance Products Fund II

                                                               ----------------------------------------------------
                                                                              Index 500 Portfolio
                                                               ----------------------------------------------------
                                                                    2001               2000              1999

Investment income:
    Dividend income                                                $   437,371       $   442,841       $   244,796
    Capital gains distributions                                                          193,577           166,112
                                                               ----------------   ---------------   ---------------

                                                                       437,371           636,418           410,908

    Expenses:
      Administrative expense                                            53,292            66,493            49,038
      Mortality and expense risk                                       447,230           558,017           411,530
      Contract maintenance charge                                       44,814            41,606            28,776
                                                               ----------------   ---------------   ---------------

      Net investment income                                           (107,965)          (29,698)          (78,436)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                         559,248         2,889,062         1,804,895
    Net unrealized (depreciation) appreciation on
        investments                                                 (6,028,059)       (7,744,504)        4,144,885
                                                               ----------------   ---------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                              (5,468,811)       (4,855,442)        5,949,780
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                        $ (5,576,776)     $ (4,885,140)     $  5,871,344
                                                               ----------------   ---------------   ---------------

Net assets at beginning of year                                   $ 41,228,375      $ 43,422,060      $ 23,878,794

Net (decrease) increase in net assets resulting from
      operations                                                    (5,576,776)       (4,885,140)        5,871,344

Capital shares transactions:
    Net premiums                                                     2,316,634         7,826,274        12,979,359
    Transfers of policy loans                                            1,585           (22,895)          (18,661)
    Transfers of surrenders                                         (2,907,187)       (2,769,843)       (1,072,745)
    Transfers of death benefits                                       (207,561)         (193,315)          (28,360)
    Transfers of other terminations                                   (566,755)         (868,877)         (560,725)
    Interfund and net transfers to general account                  (2,899,972)       (1,279,889)        2,373,054
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                             (4,263,256)        2,691,455        13,671,922
                                                               ----------------   ---------------   ---------------

Total (decrease) increase in net assets                             (9,840,032)       (2,193,685)       19,543,266
                                                               ----------------   ---------------   ---------------

Net assets at end of year                                         $ 31,388,343      $ 41,228,375      $ 43,422,060
                                                               ----------------   ---------------   ---------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                       Variable Insurance Products Fund II

                                                                ----------------------------------------------------
                                                                              Contrafund Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                                $   167,228         $   77,392        $   65,432
    Capital gains distributions                                        590,217          2,809,314           479,834
                                                                ---------------   ----------------  ----------------

                                                                       757,445          2,886,706           545,266

    Expenses:
      Administrative expense                                            30,122             35,311            24,746
      Mortality and expense risk                                       252,783            296,332           207,669
      Contract maintenance charge                                       28,071             23,515            15,839
                                                                ---------------   ----------------  ----------------

      Net investment income                                            446,469          2,531,548           297,012

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                        (125,962)         1,151,996         1,018,462
    Net unrealized (depreciation) appreciation on
        investments                                                 (3,557,090)        (5,666,968)        2,333,521
                                                                ---------------   ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                              (3,683,052)        (4,514,972)        3,351,983
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                        $ (3,236,583)      $ (1,983,424)     $  3,648,995
                                                                ---------------   ----------------  ----------------

Net assets at beginning of year                                   $ 23,439,413       $ 22,043,087      $ 12,944,327

Net (decrease) increase in net assets resulting from
      operations                                                    (3,236,583)        (1,983,424)        3,648,995

Capital shares transactions:
    Net premiums                                                     1,612,592          5,247,775         5,594,931
    Transfers of policy loans                                            4,372             (1,869)           (2,141)
    Transfers of surrenders                                         (1,335,590)        (1,251,210)         (669,452)
    Transfers of death benefits                                        (25,372)          (168,071)          (35,458)
    Transfers of other terminations                                   (386,328)          (366,860)         (321,907)
    Interfund and net transfers to general account                  (1,536,309)           (80,015)          883,792
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                             (1,666,635)         3,379,750         5,449,765
                                                                ---------------   ----------------  ----------------

Total (decrease) increase in net assets                             (4,903,218)         1,396,326         9,098,760
                                                                ---------------   ----------------  ----------------

Net assets at end of year                                         $ 18,536,195       $ 23,439,413      $ 22,043,087
                                                                ---------------   ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                   Variable Insurance Products Fund II

                                                                ----------------------------------------------------
                                                                         Asset Manager: Growth Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                                 $   152,106       $   138,997       $   121,753
    Capital gains distributions                                         183,308           563,503           201,931
                                                                ----------------  ----------------  ----------------

                                                                        335,414           702,500           323,684

    Expenses:
      Administrative expense                                              7,145             9,803             8,823
      Mortality and expense risk                                         59,964            82,269            74,040
      Contract maintenance charge                                         6,273             6,766             6,240
                                                                ----------------  ----------------  ----------------

      Net investment income                                             262,032           603,662           234,581

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                         (407,772)           92,666           201,802
    Net unrealized (depreciation) appreciation on
        investments                                                    (367,191)       (1,613,086)          347,897
                                                                ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                 (774,963)       (1,520,420)          549,699
                                                                ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                          $  (512,931)      $  (916,758)      $   784,280
                                                                ----------------  ----------------  ----------------

Net assets at beginning of year                                    $  5,696,438      $  6,800,541      $  4,947,729

Net (decrease) increase in net assets resulting from
      operations                                                       (512,931)         (916,758)          784,280

Capital shares transactions:
    Net premiums                                                        406,291           985,381         1,259,896
    Transfers of policy loans                                             3,736             8,087           (10,248)
    Transfers of surrenders                                            (641,196)         (644,898)         (133,855)
    Transfers of death benefits                                         (29,263)          (18,108)          (10,660)
    Transfers of other terminations                                    (114,692)         (133,656)         (158,543)
    Interfund and net transfers to general account                     (395,966)         (384,151)          121,942
                                                                ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                (771,090)         (187,345)        1,068,532
                                                                ----------------  ----------------  ----------------

Total (decrease) increase in net assets                              (1,284,021)       (1,104,103)        1,852,812
                                                                ----------------  ----------------  ----------------

Net assets at end of year                                          $  4,412,417      $  5,696,438      $  6,800,541
                                                                ----------------  ----------------  ----------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                      Variable Insurance Products Fund III

                                                               ----------------------------------------------------
                                                                               Balanced Portfolio
                                                               ----------------------------------------------------
                                                                    2001               2000              1999

Investment income:
    Dividend income                                                $   126,952       $   111,994        $   48,703
    Capital gains distributions                                                           93,328            56,601
                                                               ----------------   ---------------   ---------------

                                                                       126,952           205,322           105,304

    Expenses:
      Administrative expense                                             5,194             5,517             4,455
      Mortality and expense risk                                        43,591            46,303            37,385
      Contract maintenance charge                                        3,577             3,299             2,021
                                                               ----------------   ---------------   ---------------

      Net investment income                                             74,590           150,203            61,443

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                        (108,152)            6,964            48,144
    Net unrealized (depreciation) appreciation on
        investments                                                    (84,886)         (368,922)          (30,812)
                                                               ----------------   ---------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                                (193,038)         (361,958)           17,332
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                         $  (118,448)      $  (211,755)       $   78,775
                                                               ----------------   ---------------   ---------------

Net assets at beginning of year                                   $  3,558,438      $  3,650,118      $  1,941,731

Net (decrease) increase in net assets resulting from
      operations                                                      (118,448)         (211,755)           78,775

Capital shares transactions:
    Net premiums                                                       332,197           533,096         1,659,319
    Transfers of policy loans                                            6,929             5,260            (8,898)
    Transfers of surrenders                                           (162,314)         (171,295)          (48,002)
    Transfers of death benefits                                        (94,378)          (57,777)           (8,586)
    Transfers of other terminations                                    (92,069)          (87,456)          (46,830)
    Interfund and net transfers to general account                     (46,034)         (101,753)           82,609
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                                (55,669)          120,075         1,629,612
                                                               ----------------   ---------------   ---------------

Total (decrease) increase in net assets                               (174,117)          (91,680)        1,708,387
                                                               ----------------   ---------------   ---------------

Net assets at end of year                                         $  3,384,321      $  3,558,438      $  3,650,118
                                                               ----------------   ---------------   ---------------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                       Variable Insurance Products Fund III

                                                                ----------------------------------------------------
                                                                             Growth & Income Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                                $   113,108        $   100,520        $   31,870
    Capital gains distributions                                        363,137            656,026            63,740
                                                                ---------------   ----------------  ----------------

                                                                       476,245            756,546            95,610

    Expenses:
      Administrative expense                                            12,127             13,677            10,667
      Mortality and expense risk                                       101,774            114,780            89,519
      Contract maintenance charge                                        9,965              9,054             5,428
                                                                ---------------   ----------------  ----------------

      Net investment income                                            352,379            619,035           (10,004)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                        (360,130)           276,754           247,612
    Net unrealized (depreciation) appreciation on
        investments                                                   (939,434)        (1,365,399)          258,233
                                                                ---------------   ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                              (1,299,564)        (1,088,645)          505,845
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                         $  (947,185)       $  (469,610)      $   495,841
                                                                ---------------   ----------------  ----------------

Net assets at beginning of year                                   $  9,004,885       $  9,068,414      $  4,759,121

Net (decrease) increase in net assets resulting from
      operations                                                      (947,185)          (469,610)          495,841

Capital shares transactions:
    Net premiums                                                       639,345          1,712,234         3,780,951
    Transfers of policy loans                                           (6,639)            (4,965)          (11,750)
    Transfers of surrenders                                           (349,339)          (517,463)          (73,729)
    Transfers of death benefits                                        (77,851)           (85,128)           (8,978)
    Transfers of other terminations                                   (164,851)          (173,457)          (91,071)
    Interfund and net transfers to general account                    (513,825)          (525,140)          218,029
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                               (473,160)           406,081         3,813,452
                                                                ---------------   ----------------  ----------------

Total (decrease) increase in net assets                             (1,420,345)           (63,529)        4,309,293
                                                                ---------------   ----------------  ----------------

Net assets at end of year                                         $  7,584,540       $  9,004,885      $  9,068,414
                                                                ---------------   ----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                        Variable Insurance Products Fund III

                                                                 ----------------------------------------------------
                                                                           Growth Opportunities Portfolio
                                                                 ----------------------------------------------------
                                                                      2001              2000              1999

Investment income:
    Dividend income                                                   $   20,344        $   95,024        $   51,200
    Capital gains distributions                                                            481,909            95,722
                                                                 ----------------  ----------------  ----------------

                                                                          20,344           576,933           146,922

    Expenses:
      Administrative expense                                               7,555            10,560             9,771
      Mortality and expense risk                                          63,401            88,624            81,999
      Contract maintenance charge                                          7,318             8,017             6,231
                                                                 ----------------  ----------------  ----------------

      Net investment income                                              (57,930)          469,732            48,921

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                          (468,199)           45,879           171,585
    Net unrealized (depreciation) appreciation on
        investments                                                     (420,740)       (1,904,113)          (52,308)
                                                                 ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                  (888,939)       (1,858,234)          119,277
                                                                 ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                           $  (946,869)     $ (1,388,502)      $   168,198
                                                                 ----------------  ----------------  ----------------

Net assets at beginning of year                                     $  6,127,285      $  7,743,927      $  4,835,642

Net (decrease) increase in net assets resulting from
      operations                                                        (946,869)       (1,388,502)          168,198

Capital shares transactions:
    Net premiums                                                         208,939         1,061,981         2,732,213
    Transfers of policy loans                                              4,511            (6,530)           (4,443)
    Transfers of surrenders                                             (392,484)         (391,285)         (109,451)
    Transfers of death benefits                                          (36,143)          (47,856)           (8,941)
    Transfers of other terminations                                      (86,144)          (97,406)         (108,830)
    Interfund and net transfers to general account                      (482,885)         (747,044)          239,539
                                                                 ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                 (784,206)         (228,140)        2,740,087
                                                                 ----------------  ----------------  ----------------

Total (decrease) increase in net assets                               (1,731,075)       (1,616,642)        2,908,285
                                                                 ----------------  ----------------  ----------------

Net assets at end of year                                           $  4,396,210      $  6,127,285      $  7,743,927
                                                                 ----------------  ----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                    American Century Variable Portfolios, Inc.

                                                               ----------------------------------------------------
                                                                                Balanced Portfolio
                                                               ----------------------------------------------------
                                                                    2001               2000              1999

Investment income:
    Dividend income                                                 $   27,864        $   22,016        $   11,995
    Capital gains distributions                                         33,078            13,864            82,763
                                                               ----------------   ---------------   ---------------

                                                                        60,942            35,880            94,758

    Expenses:
      Administrative expense                                             1,657             1,407             1,038
      Mortality and expense risk                                        13,904            11,809             8,715
      Contract maintenance charge                                          982               765               516
                                                               ----------------   ---------------   ---------------

      Net investment income                                             44,399            21,899            84,489

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                         (36,554)          (11,509)           (6,468)
    Net unrealized (depreciation) appreciation on
        investments                                                    (59,703)          (53,708)          (13,667)
                                                               ----------------   ---------------   ---------------

      Net realized and unrealized (losses) gains on
           investments                                                 (96,257)          (65,217)          (20,135)
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets resulting
           from operations                                         $   (51,858)      $   (43,318)       $   64,354
                                                               ----------------   ---------------   ---------------

Net assets at beginning of year                                   $  1,052,664       $   861,226       $   588,604

Net (decrease) increase in net assets resulting from
      operations                                                       (51,858)          (43,318)           64,354

Capital shares transactions:
    Net premiums                                                       240,318           298,904           242,591
    Transfers of policy loans                                            1,352             1,862            (2,014)
    Transfers of surrenders                                            (24,947)          (54,375)          (26,643)
    Transfers of death benefits                                         (9,260)          (13,387)
    Transfers of other terminations                                    (31,050)          (19,587)           (8,212)
    Interfund and net transfers to general account                      62,166            21,339             2,546
                                                               ----------------   ---------------   ---------------

      Net (decrease) increase in net assets from capital share
           transactions                                                238,579           234,756           208,268
                                                               ----------------   ---------------   ---------------

Total (decrease) increase in net assets                                186,721           191,438           272,622
                                                               ----------------   ---------------   ---------------

Net assets at end of year                                         $  1,239,385      $  1,052,664       $   861,226
                                                               ----------------   ---------------   ---------------

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999



                                                                     American Century Variable Portfolios, Inc.

                                                                ----------------------------------------------------
                                                                           Capital Appreciation Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                             $                 $                 $
    Capital gains distributions                                      1,218,939             53,689
                                                                ---------------   ----------------  ----------------

                                                                     1,218,939             53,689

    Expenses:
      Administrative expense                                             4,814              4,471               904
      Mortality and expense risk                                        40,395             37,516             7,583
      Contract maintenance charge                                        3,679              1,425               561
                                                                ---------------   ----------------  ----------------

      Net investment income                                          1,170,051             10,277            (9,048)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                        (984,733)           488,961            (8,229)
    Net unrealized (depreciation) appreciation on
        investments                                                 (1,418,739)          (632,474)          367,555
                                                                ---------------   ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                              (2,403,472)          (143,513)          359,326
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                        $ (1,233,421)       $  (133,236)      $   350,278
                                                                ---------------   ----------------  ----------------

Net assets at beginning of year                                   $  4,195,597       $  1,008,162       $   473,579

Net (decrease) increase in net assets resulting from
      operations                                                    (1,233,421)          (133,236)          350,278

Capital shares transactions:
    Net premiums                                                       512,698          1,882,517           114,291
    Transfers of policy loans                                           (2,848)               (21)              181
    Transfers of surrenders                                           (197,013)          (107,967)          (14,429)
    Transfers of death benefits                                         (3,081)          (138,982)
    Transfers of other terminations                                    (66,125)           (53,714)          (11,005)
    Interfund and net transfers to general account                    (418,327)         1,738,838            95,267
                                                                ---------------   ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                               (174,696)         3,320,671           184,305
                                                                ---------------   ----------------  ----------------

Total (decrease) increase in net assets                             (1,408,117)         3,187,435           534,583
                                                                ---------------   ----------------  ----------------

Net assets at end of year                                         $  2,787,480       $  4,195,597      $  1,008,162
                                                                ---------------   ----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                     American Century Variable Portfolios, Inc.

                                                                ----------------------------------------------------
                                                                               International Portfolio
                                                                ----------------------------------------------------
                                                                     2001              2000              1999

Investment income:
    Dividend income                                                  $    3,493        $    4,142   $
    Capital gains distributions                                         385,678            61,932
                                                                ----------------  ----------------  ----------------

                                                                        389,171            66,074

    Expenses:
      Administrative expense                                              5,627             6,427             2,355
      Mortality and expense risk                                         47,223            53,937            19,767
      Contract maintenance charge                                         4,461             2,462             1,207
                                                                ----------------  ----------------  ----------------

      Net investment income                                             331,860             3,248           (23,329)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                          (73,829)          233,144            25,436
    Net unrealized (depreciation) appreciation on
        investments                                                  (1,711,146)       (1,182,703)          992,347
                                                                ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                               (1,784,975)         (949,559)        1,017,783
                                                                ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                         $ (1,453,115)      $  (946,311)      $   994,454
                                                                ----------------  ----------------  ----------------

Net assets at beginning of year                                    $  4,755,934      $  2,847,535      $  1,170,066

Net (decrease) increase in net assets resulting from
      operations                                                     (1,453,115)         (946,311)          994,454

Capital shares transactions:
    Net premiums                                                        522,731         1,984,484           536,161
    Transfers of policy loans                                              (920)             (456)             (660)
    Transfers of surrenders                                            (399,257)         (204,152)          (13,742)
    Transfers of death benefits                                          (7,081)             (662)
    Transfers of other terminations                                     (71,916)          (56,699)          (13,635)
    Interfund and net transfers to general account                     (288,247)        1,132,195           174,891
                                                                ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                (244,690)        2,854,710           683,015
                                                                ----------------  ----------------  ----------------

Total (decrease) increase in net assets                              (1,697,805)        1,908,399         1,677,469
                                                                ----------------  ----------------  ----------------

Net assets at end of year                                          $  3,058,129      $  4,755,934      $  2,847,535
                                                                ----------------  ----------------  ----------------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                           American Century Variable Portfolios, Inc.

                                                           ------------------------------------------
                                                                        Value Portfolio
                                                           ------------------------------------------
                                                               2001          2000           1999

Investment income:
    Dividend income                                           $  27,231      $  21,234     $  17,599
    Capital gains distributions                                                 54,334       166,732
                                                           ------------- -------------- -------------

                                                                 27,231         75,568       184,331

    Expenses:
      Administrative expense                                      4,480          2,611         2,697
      Mortality and expense risk                                 37,600         21,912        22,635
      Contract maintenance charge                                 3,222          1,708         2,169
                                                           ------------- -------------- -------------

      Net investment income                                     (18,071)        49,337       156,830

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                   33,064       (100,474)      (75,400)
    Net unrealized (depreciation) appreciation on
        investments                                             325,080        334,598      (136,115)
                                                           ------------- -------------- -------------

      Net realized and unrealized (losses) gains on
           investments                                          358,144        234,124      (211,515)
                                                           ------------- -------------- -------------

      Net (decrease) increase in net assets resulting
           from operations                                    $ 340,073      $ 283,461     $ (54,685)
                                                           ------------- -------------- -------------

Net assets at beginning of year                              $2,180,858     $1,738,787    $1,791,579

Net (decrease) increase in net assets resulting from
      operations                                                340,073        283,461       (54,685)

Capital shares transactions:
    Net premiums                                                578,802        282,647       294,033
    Transfers of policy loans                                      (424)         1,073        (1,318)
    Transfers of surrenders                                    (136,703)       (57,901)      (82,358)
    Transfers of death benefits                                 (18,423)          (848)       (6,566)
    Transfers of other terminations                             (94,580)       (47,959)      (41,902)
    Interfund and net transfers to general account            1,275,913        (18,402)     (159,996)
                                                           ------------- -------------- -------------

      Net (decrease) increase in net assets from
           capital share transactions                         1,604,585        158,610         1,893
                                                           ------------- -------------- -------------

Total (decrease) increase in net assets                       1,944,658        442,071       (52,792)
                                                           ------------- -------------- -------------

Net assets at end of year                                    $4,125,516     $2,180,858    $1,738,787
                                                           ------------- -------------- -------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                             American Century Variable Portfolios, Inc.

                                                             ------------------------------------------
                                                                     Income & Growth Portfolio
                                                             ------------------------------------------
                                                                 2001           2000          1999

Investment income:
    Dividend income                                             $  17,044      $   8,193       $    73
    Capital gains distributions
                                                             -------------  ------------- -------------

                                                                   17,044          8,193            73

    Expenses:
      Administrative expense                                        2,873          2,678           990
      Mortality and expense risk                                   24,109         22,472         8,310
      Contract maintenance charge                                   2,068          1,394           327
                                                             -------------  ------------- -------------

      Net investment income                                       (12,006)       (18,351)       (9,554)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                    (32,417)        24,335        16,206
    Net unrealized (depreciation) appreciation on
        investments                                              (152,338)      (232,291)      106,838
                                                             -------------  ------------- -------------

      Net realized and unrealized (losses) gains on
           investments                                           (184,755)      (207,956)      123,044
                                                             -------------  ------------- -------------

      Net (decrease) increase in net assets resulting
           from operations                                      $(196,761)    $ (226,307)    $ 113,490
                                                             -------------  ------------- -------------

Net assets at beginning of year                               $ 2,051,090     $1,172,804     $ 145,186

Net (decrease) increase in net assets resulting from
      operations                                                 (196,761)      (226,307)      113,490

Capital shares transactions:
    Net premiums                                                  268,073        753,518       716,429
    Transfers of policy loans                                     (10,135)           617        (5,394)
    Transfers of surrenders                                      (196,948)       (57,500)      (21,890)
    Transfers of death benefits                                    (6,323)       (12,842)
    Transfers of other terminations                               (26,226)       (44,178)      (13,912)
    Interfund and net transfers to general account                (18,535)       464,978       238,895
                                                             -------------  ------------- -------------

      Net (decrease) increase in net assets from
           capital share transactions                               9,906      1,104,593       914,128
                                                             -------------  ------------- -------------

Total (decrease) increase in net assets                          (186,855)       878,286     1,027,618
                                                             -------------  ------------- -------------

Net assets at end of year                                     $ 1,864,235     $2,051,090    $1,172,804
                                                             -------------  ------------- -------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                  Massachusetts Financial Services
                                                                      Investment Management
                                                             --------------------------------------------
                                                                  VIT Emerging Growth Series Portfolio
                                                             --------------------------------------------
                                                                 2001           2000            1999

Investment income:
    Dividend income                                          $                 $  465,523   $
    Capital gains distributions                                   536,009
                                                             -------------  --------------  -------------

                                                                  536,009         465,523

    Expenses:
      Administrative expense                                       11,851          14,072          1,828
      Mortality and expense risk                                   99,455         118,093         15,340
      Contract maintenance charge                                  10,367           5,102            403
                                                             -------------  --------------  -------------

      Net investment income                                       414,336         328,256        (17,571)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                 (1,675,270)        711,626         48,155
    Net unrealized (depreciation) appreciation on
        investments                                            (2,579,306)     (3,809,589)     1,221,538
                                                             -------------  --------------  -------------

      Net realized and unrealized (losses) gains on
           investments                                         (4,254,576)     (3,097,963)     1,269,693
                                                             -------------  --------------  -------------

      Net (decrease) increase in net assets resulting
           from operations                                   $ (3,840,240)    $(2,769,707)    $1,252,122
                                                             -------------  --------------  -------------

Net assets at beginning of year                              $ 10,880,096     $ 3,693,666      $ 126,969

Net (decrease) increase in net assets resulting from
      operations                                               (3,840,240)     (2,769,707)     1,252,122

Capital shares transactions:
    Net premiums                                                1,229,986       5,541,412      1,589,235
    Transfers of policy loans                                       1,822            (465)        (2,873)
    Transfers of surrenders                                      (260,549)       (126,074)       (57,677)
    Transfers of death benefits                                    (6,473)        (37,873)
    Transfers of other terminations                              (170,084)       (184,104)        (9,778)
    Interfund and net transfers to general account               (870,615)      4,763,241        795,668
                                                             -------------  --------------  -------------

      Net (decrease) increase in net assets from
           capital share transactions                             (75,913)      9,956,137      2,314,575
                                                             -------------  --------------  -------------

Total (decrease) increase in net assets                        (3,916,153)      7,186,430      3,566,697
                                                             -------------  --------------  -------------

Net assets at end of year                                     $ 6,963,943     $10,880,096     $3,693,666
                                                             -------------  --------------  -------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                               Massachusetts Financial Services
                                                                   Investment Management
                                                           ------------------------------------------
                                                               VIT Investors Trust Series Portfolio
                                                           ------------------------------------------
                                                               2001           2000          1999

Investment income:
    Dividend income                                            $   5,985     $   9,690       $   733
    Capital gains distributions                                   30,720                         879
                                                           -------------- -------------  ------------

                                                                  36,705         9,690         1,612

    Expenses:
      Administrative expense                                       1,703         1,297           498
      Mortality and expense risk                                  14,292        10,883         4,178
      Contract maintenance charge                                  1,057           639           187
                                                           -------------- -------------  ------------

      Net investment income                                       19,653        (3,129)       (3,251)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                   (37,459)        6,975         1,688
    Net unrealized (depreciation) appreciation on
        investments                                             (202,194)      (16,320)       26,979
                                                           -------------- -------------  ------------

      Net realized and unrealized (losses) gains on
           investments                                          (239,653)       (9,345)       28,667
                                                           -------------- -------------  ------------

      Net (decrease) increase in net assets resulting
           from operations                                    $ (220,000)    $ (12,474)     $ 25,416
                                                           -------------- -------------  ------------

Net assets at beginning of year                              $ 1,051,267     $ 674,806      $ 29,309

Net (decrease) increase in net assets resulting from
      operations                                                (220,000)      (12,474)       25,416

Capital shares transactions:
    Net premiums                                                 231,261       390,122       542,188
    Transfers of policy loans
    Transfers of surrenders                                      (18,413)       (8,481)       (5,023)
    Transfers of death benefits
    Transfers of other terminations                              (32,708)      (16,229)       (4,824)
    Interfund and net transfers to general account                95,725        23,523        87,740
                                                           -------------- -------------  ------------

      Net (decrease) increase in net assets from
           capital share transactions                            275,865       388,935       620,081
                                                           -------------- -------------  ------------

Total (decrease) increase in net assets                           55,865       376,461       645,497
                                                           -------------- -------------  ------------

Net assets at end of year                                    $ 1,107,132    $1,051,267      $674,806
                                                           -------------- -------------  ------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                               Massachusetts Financial Services
                                                                   Investment Management
                                                            -----------------------------------------
                                                               VIT New Discovery Series Portfolio
                                                            -----------------------------------------
                                                                2001           2000         1999

Investment income:
    Dividend income                                         $                 $  29,390     $  7,690
    Capital gains distributions                                  124,829
                                                            -------------  ------------- ------------

                                                                 124,829         29,390        7,690

    Expenses:
      Administrative expense                                       5,698          3,500          141
      Mortality and expense risk                                  47,818         29,374        1,181
      Contract maintenance charge                                  4,574          1,267           20
                                                            -------------  ------------- ------------

      Net investment income                                       66,739         (4,751)       6,348

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                  (367,517)       142,512        8,132
    Net unrealized (depreciation) appreciation on
        investments                                              (16,062)      (399,189)     114,984
                                                            -------------  ------------- ------------

      Net realized and unrealized (losses) gains on
           investments                                          (383,579)      (256,677)     123,116
                                                            -------------  ------------- ------------

      Net (decrease) increase in net assets resulting
           from operations                                    $ (316,840)    $ (261,428)    $129,464
                                                            -------------  ------------- ------------

Net assets at beginning of year                               $3,874,269      $ 503,926     $  1,095

Net (decrease) increase in net assets resulting from
      operations                                                (316,840)      (261,428)     129,464

Capital shares transactions:
    Net premiums                                                 710,847      2,069,337      242,984
    Transfers of policy loans                                        607         (2,038)
    Transfers of surrenders                                     (187,486)       (32,899)
    Transfers of death benefits                                   (4,415)       (22,752)
    Transfers of other terminations                              (60,054)       (32,999)
    Interfund and net transfers to general account               (87,593)     1,653,122      130,383
                                                            -------------  ------------- ------------

      Net (decrease) increase in net assets from
           capital share transactions                            371,906      3,631,771      373,367
                                                            -------------  ------------- ------------

Total (decrease) increase in net assets                           55,066      3,370,343      502,831
                                                            -------------  ------------- ------------

Net assets at end of year                                     $3,929,335     $3,874,269     $503,926
                                                            -------------  ------------- ------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                Massachusetts Financial Services

                                                                      ----------------------------------------------------

                                                                                  VIT Research Series Portfolio
                                                                      ----------------------------------------------------
                                                                           2001              2000              1999

Investment income:
    Dividend income                                                         $     375       $   127,595         $     657
    Capital gains distributions                                               360,148                               3,473
                                                                      ----------------  ----------------  ----------------

                                                                              360,523           127,595             4,130

    Expenses:
      Administrative expense                                                    4,094             3,549             1,082
      Mortality and expense risk                                               34,359            29,784             9,080
      Contract maintenance charge                                               2,475             1,123               269
                                                                      ----------------  ----------------  ----------------

      Net investment income                                                   319,595            93,139            (6,301)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                               (176,309)           71,748            14,984
    Net unrealized (depreciation) appreciation on
        investments                                                          (886,176)         (410,123)          217,509
                                                                      ----------------  ----------------  ----------------

      Net realized and unrealized (losses) gains on
           investments                                                     (1,062,485)         (338,375)          232,493
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets resulting
           from operations                                                $  (742,890)      $  (245,236)      $   226,192
                                                                      ----------------  ----------------  ----------------

Net assets at beginning of year                                          $  2,930,830      $  1,541,364       $   115,273

Net (decrease) increase in net assets resulting from
      operations                                                             (742,890)         (245,236)          226,192

Capital shares transactions:
    Net premiums                                                              486,299         1,231,552         1,005,242
    Transfers of policy loans                                                   2,301            (8,581)               80
    Transfers of surrenders                                                   (89,139)          (58,256)          (32,384)
    Transfers of death benefits                                               (26,209)          (57,334)
    Transfers of other terminations                                           (53,119)          (39,861)           (6,024)
    Interfund and net transfers to general account                             49,853           567,182           232,985
                                                                      ----------------  ----------------  ----------------

      Net (decrease) increase in net assets from capital share
           transactions                                                       369,986         1,634,702         1,199,899
                                                                      ----------------  ----------------  ----------------

Total (decrease) increase in net assets                                      (372,904)        1,389,466         1,426,091
                                                                      ----------------  ----------------  ----------------

Net assets at end of year                                                $  2,557,926      $  2,930,830      $  1,541,364
                                                                      ----------------  ----------------  ----------------

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                 Lord, Abbett & Company

                                                                       --------------------------------------------

                                                                                VC Growth & Income Portfolio
                                                                       --------------------------------------------
                                                                           2001           2000            1999

Investment income:
    Dividend income                                                       $  21,609       $  20,132      $  19,875
    Capital gains distributions                                              90,676                         69,394
                                                                       -------------  --------------  -------------

                                                                            112,285          20,132         89,269

    Expenses:
      Administrative expense                                                  5,572           3,849            820
      Mortality and expense risk                                             44,350          23,425          6,881
      Contract maintenance charge                                             2,820             948            320
                                                                       -------------  --------------  -------------

      Net investment income                                                  59,543          (8,090)        81,248

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                              (12,487)          1,459         13,240
    Net unrealized (depreciation) appreciation on
        investments                                                        (316,462)        334,538         (6,745)
                                                                       -------------  --------------  -------------

      Net realized and unrealized (losses) gains on
           investments                                                     (328,949)        335,997          6,495
                                                                       -------------  --------------  -------------

      Net (decrease) increase in net assets resulting
           from operations                                               $ (269,406)      $ 327,907      $  87,743
                                                                       -------------  --------------  -------------

Net assets at beginning of year                                          $2,668,710      $1,070,711      $ 150,772

Net (decrease) increase in net assets resulting from
      operations                                                           (269,406)        327,907         87,743

Capital shares transactions:
    Net premiums                                                          1,027,772         945,951        697,288
    Transfers of policy loans
    Transfers of surrenders                                                 (64,030)        (24,020)        (8,488)
    Transfers of death benefits                                                              (5,094)
    Transfers of other terminations                                         (73,536)        (38,533)        (5,071)
    Interfund and net transfers to general account                        1,043,532         391,788        148,467
                                                                       -------------  --------------  -------------

      Net (decrease) increase in net assets from capital share
           transactions                                                   1,933,738       1,270,092        832,196
                                                                       -------------  --------------  -------------

Total (decrease) increase in net assets                                   1,664,332       1,597,999        919,939
                                                                       -------------  --------------  -------------

Net assets at end of year                                                $4,333,042      $2,668,710     $1,070,711
                                                                       -------------  --------------  -------------

Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                             Lord, Abbett & Company

                                                                        -----------------------------------------
                                                                                    VC MidCap
                                                                                  Value Portfolio
                                                                        -----------------------------------------
                                                                            2001            2000         1999

Investment income:
    Dividend income                                                        $  14,042       $  14,233      $  137
    Capital gains distributions                                               11,968          54,921
                                                                        -------------   -------------  ----------

                                                                              26,010          69,154         137

    Expenses:
      Administrative expense                                                   4,907             670           4
      Mortality and expense risk                                              41,180           5,624          35
      Contract maintenance charge                                              3,291             365
                                                                        -------------   -------------  ----------

      Net investment income                                                  (23,368)         62,495          98

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                               130,996          27,451           1
    Net unrealized (depreciation) appreciation on
        investments                                                          143,918         193,732       1,058
                                                                        -------------   -------------  ----------

      Net realized and unrealized (losses) gains on
           investments                                                       274,914         221,183       1,059
                                                                        -------------   -------------  ----------

      Net (decrease) increase in net assets resulting
           from operations                                                 $ 251,546       $ 283,678     $ 1,157
                                                                        -------------   -------------  ----------

Net assets at beginning of year                                           $1,898,823       $  29,249   $

Net (decrease) increase in net assets resulting from
      operations                                                             251,546         283,678       1,157

Capital shares transactions:
    Net premiums                                                           1,023,101         374,173      12,209
    Transfers of policy loans                                                     50
    Transfers of surrenders                                                 (152,537)        (13,447)
    Transfers of death benefits                                              (12,452)        (54,508)
    Transfers of other terminations                                          (50,130)         (3,966)
    Interfund and net transfers to general account                         1,750,458       1,283,644      15,883
                                                                        -------------   -------------  ----------

      Net (decrease) increase in net assets from capital share
           transactions                                                    2,558,490       1,585,896      28,092
                                                                        -------------   -------------  ----------

Total (decrease) increase in net assets                                    2,810,036       1,869,574      29,249
                                                                        -------------   -------------  ----------

Net assets at end of year                                                 $4,708,859      $1,898,823     $29,249
                                                                        -------------   -------------  ----------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                             Lord, Abbett & Company

                                                                        --------------------------------------
                                                                                  VC International
                                                                                     Portfolio
                                                                        --------------------------------------
                                                                           2001          2000         1999

Investment income:
    Dividend income                                                        $   392       $  6,371      $   23
    Capital gains distributions                                                             1,985         833
                                                                        -----------   ------------  ----------

                                                                               392          8,356         856

    Expenses:
      Administrative expense                                                   322            287           2
      Mortality and expense risk                                             2,706          2,407          13
      Contract maintenance charge                                              386            161
                                                                        -----------   ------------  ----------

      Net investment income                                                 (3,022)         5,501         841

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                             (28,631)          (341)          2
    Net unrealized (depreciation) appreciation on
        investments                                                        (38,551)       (99,771)        899
                                                                        -----------   ------------  ----------

      Net realized and unrealized (losses) gains on
           investments                                                     (67,182)      (100,112)        901
                                                                        -----------   ------------  ----------

      Net (decrease) increase in net assets resulting
           from operations                                               $ (70,204)     $ (94,611)    $ 1,742
                                                                        -----------   ------------  ----------

Net assets at beginning of year                                           $236,731       $ 10,528   $

Net (decrease) increase in net assets resulting from
      operations                                                           (70,204)       (94,611)      1,742

Capital shares transactions:
    Net premiums                                                            28,798        132,179
    Transfers of policy loans                                                   (8)
    Transfers of surrenders                                                 (2,332)        (4,065)
    Transfers of death benefits
    Transfers of other terminations                                         (2,308)          (318)
    Interfund and net transfers to general account                          15,298        193,018       8,786
                                                                        -----------   ------------  ----------

      Net (decrease) increase in net assets from capital share
           transactions                                                     39,448        320,814       8,786
                                                                        -----------   ------------  ----------

Total (decrease) increase in net assets                                    (30,756)       226,203      10,528
                                                                        -----------   ------------  ----------

Net assets at end of year                                                 $205,975       $236,731     $10,528
                                                                        -----------   ------------  ----------


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999

                                                                                  Fred Alger Management, Inc

                                                                  -----------------------------------------------------------
                                                                                                          MidCap
                                                                       Growth Portfolio               Growth Portfolio
                                                                  ----------------------------   ----------------------------
                                                                      2001           2000            2001           2000

Investment income:
    Dividend income                                                   $   2,888   $              $               $
    Capital gains distributions                                         156,571                        449,205
                                                                  --------------  ------------   --------------  ------------

                                                                        159,459                        449,205

    Expenses:
      Administrative expense                                              1,882            14            1,486            29
      Mortality and expense risk                                         15,793           122           12,473           244
      Contract maintenance charge                                           456                            623
                                                                  --------------  ------------   --------------  ------------

      Net investment income                                             141,328          (136)         434,623          (273)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                         (188,387)         (149)        (342,184)         (292)
    Net unrealized (depreciation) appreciation on
        investments                                                    (209,098)       (1,356)        (168,242)       (2,960)
                                                                  --------------  ------------   --------------  ------------

      Net realized and unrealized (losses) gains on
           investments                                                 (397,485)       (1,505)        (510,426)       (3,252)
                                                                  --------------  ------------   --------------  ------------

      Net (decrease) increase in net assets resulting
           from operations                                           $ (256,157)    $  (1,641)      $  (75,803)    $  (3,525)
                                                                  --------------  ------------   --------------  ------------

Net assets at beginning of year                                      $  176,907   $                 $  249,753   $

Net (decrease) increase in net assets resulting from
      operations                                                       (256,157)       (1,641)         (75,803)       (3,525)

Capital shares transactions:
    Net premiums                                                        622,168       145,507        1,107,165       141,296
    Transfers of policy loans
    Transfers of surrenders                                              (3,917)                        (1,202)
    Transfers of death benefits
    Transfers of other terminations                                      (6,707)         (215)         (11,789)         (208)
    Interfund and net transfers to general account                      842,072        33,256          (84,517)      112,190
                                                                  --------------  ------------   --------------  ------------

      Net (decrease) increase in net assets from capital share
           transactions                                               1,453,616       178,548        1,009,657       253,278
                                                                  --------------  ------------   --------------  ------------

Total (decrease) increase in net assets                               1,197,459       176,907          933,854       249,753
                                                                  --------------  ------------   --------------  ------------

Net assets at end of year                                           $ 1,374,366     $ 176,907      $ 1,183,607     $ 249,753
                                                                  --------------  ------------   --------------  ------------



Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets

For the years ended December 31, 2001, 2000 and 1999


                                                                                    Fred Alger Management, Inc

                                                                    ----------------------------------------------------------
                                                                            Leveraged                       Small
                                                                         AllCap Portfolio           Capitalization Portfolio
                                                                    ----------------------------   ---------------------------
                                                                        2001           2000           2001           2000

Investment income:
    Dividend income                                                 $               $                  $    42   $
    Capital gains distributions                                            40,623
                                                                    --------------  ------------   ------------  -------------

                                                                           40,623                           42

    Expenses:
      Administrative expense                                                1,885            62            163              4
      Mortality and expense risk                                           15,820           520          1,364             32
      Contract maintenance charge                                             849            26             43
                                                                    --------------  ------------   ------------  -------------

      Net investment income                                                22,069          (608)        (1,528)           (36)

Realized and unrealized (losses) gains on investments:

    Net realized (losses) gains on investments                           (146,687)       (2,511)       (29,688)          (404)
    Net unrealized (depreciation) appreciation on
        investments                                                       (48,629)      (30,052)        (7,633)        (2,186)
                                                                    --------------  ------------   ------------  -------------

      Net realized and unrealized (losses) gains on
           investments                                                   (195,316)      (32,563)       (37,321)        (2,590)
                                                                    --------------  ------------   ------------  -------------

      Net (decrease) increase in net assets resulting
           from operations                                             $ (173,247)    $ (33,171)     $ (38,849)     $  (2,626)
                                                                    --------------  ------------   ------------  -------------

Net assets at beginning of year                                        $  422,236   $                $  14,901   $

Net (decrease) increase in net assets resulting from
      operations                                                         (173,247)      (33,171)       (38,849)        (2,626)

Capital shares transactions:
    Net premiums                                                        1,226,332       228,930        103,662         17,019
    Transfers of policy loans
    Transfers of surrenders                                                (1,286)                      (3,303)
    Transfers of death benefits
    Transfers of other terminations                                       (15,833)         (870)        (1,399)
    Interfund and net transfers to general account                        367,859       227,347         66,390            508
                                                                    --------------  ------------   ------------  -------------

      Net (decrease) increase in net assets from capital share
           transactions                                                 1,577,072       455,407        165,350         17,527
                                                                    --------------  ------------   ------------  -------------

Total (decrease) increase in net assets                                 1,403,825       422,236        126,501         14,901
                                                                    --------------  ------------   ------------  -------------

Net assets at end of year                                             $ 1,826,061     $ 422,236      $ 141,402      $  14,901
                                                                    --------------  ------------   ------------  -------------



Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements



1.     Organization and Significant Accounting Policies

       Organization

       Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable annuity contracts of the Company. Walnut Street Securities serves as the underwriter of the Separate Account.

       Investments

       The Separate Account invests in specified portfolios of Variable Insurance Products Fund ("VIPF"), Variable Insurance Products Fund II ("VIPF II"), Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger Management ("FAM"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. The LAC Mid-Cap Value and International portfolios were introduced in 1999. The VIPF Midcap portfolio and the FAM Growth, MidCap Growth, Leveraged AllCap, and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

       Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

       Investment income is recorded when earned. The first-in, first-out (FIFO) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

       Federal Income Taxes

       The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

       Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Expense Charges

       The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

       o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

       o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

       o An annual charge is deducted from the Separate Account value at the end of each contract year, upon full withdrawal or at maturity.

       o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

       Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2001, 2000 and 1999, respectively, were as follows:


                                                                               2001        2000       1999

Variable Insurance Products Fund:
    Money Market Portfolio                                                     0.28%       0.35%      0.27%
    High Income Portfolio                                                      0.71%       0.68%      0.69%
    Equity-Income Portfolio                                                    0.58%       0.56%      0.57%
    Growth Portfolio                                                           0.68%       0.65%      0.66%
    Overseas Portfolio                                                         0.92%       0.89%      0.91%
    Midcap Portfolio                                                           0.69%       0.74%
Variable Insurance Products Fund II:
    Asset Manager Portfolio                                                    0.64%       0.61%      0.63%
    Investment Grade Bond Portfolio                                            0.54%       0.54%      0.54%
    Index 500 Portfolio                                                        0.28%       0.28%      0.28%
    Contrafund Portfolio                                                       0.68%       0.66%      0.67%
    Asset Manager: Growth Portfolio                                            0.73%       0.69%      0.71%
Variable Insurance Products Fund III:
    Balanced Portfolio                                                         0.57%       0.58%      0.57%
    Growth & Income Portfolio                                                  0.59%       0.58%      0.60%
    Growth Opportunities Portfolio                                             0.69%       0.68%      0.69%
American Century Variable Portfolios. Inc.:
    Balanced Portfolio                                                         0.90%       0.90%      0.90%
    Capital Appreciation Portfolio                                             1.00%       0.98%      1.00%
    International Portfolio                                                    1.50%       1.23%      1.34%
    Value Portfolio                                                            1.00%       1.00%      1.00%
    Income and Growth Portfolio                                                0.70%       0.70%      0.70%
Massachusetts Financial Services Investment Management:
    VIT Emerging Growth Series Portfolio                                       0.87%       0.85%      0.84%
    VIT Investors Trust Series Portfolio                                       0.90%       0.87%      0.88%
    VIT New Discovery Series Portfolio                                         1.06%       1.06%      1.07%
    VIT Research Series Portfolio                                              0.90%       0.85%      0.86%
Lord, Abbett & Company:
    VC Growth & Income Portfolio                                               0.77%       1.03%      0.87%
    VC MidCap Value Portfolio                                                  0.85%       0.35%      1.10%
    VC International Portfolio                                                 1.10%       0.35%      1.35%
Fred Alger Management, Inc.:
    Growth Portfolio                                                           0.75%       0.79%
    MidCap Growth Portfolio                                                    0.80%       0.84%
    Leveraged AllCap Portfolio                                                 0.85%       0.90%
    Small Capitalization Portfolio                                             0.85%       0.90%

3.     Purchases and Sales of Investment Securities

       The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                   2001                        2000                         1999
                                        --------------------------- ---------------------------- ---------------------------
               Portfolio                 Purchases       Sales       Purchases        Sales       Purchases       Sales

Variable Insurance Products Fund:
   Money Market Portfolio                $42,192,409   $38,699,932   $57,939,800    $62,501,200   $69,653,533  $ 66,338,371
   High Income Portfolio                   1,314,428     1,130,803     1,493,181      2,240,384     2,537,416     1,793,505
   Equity-Income Portfolio                 7,726,103     8,265,159     5,228,446      7,908,509     8,132,130     5,320,898
   Growth Portfolio                       11,884,510    15,297,506    27,819,973     10,942,477    17,767,430     5,388,729
   Overseas Portfolio                      1,339,449     1,268,400     2,993,371      1,344,250     1,076,806     1,037,604
   Midcap Portfolio                        2,378,335     1,005,279     1,306,476        119,482

Variable Insurance Products Fund II:
   Asset Manager Portfolio                 1,648,894     2,661,715     2,307,132      2,748,859     3,087,413     2,166,324
   Investment Grade Bond Portfolio         4,341,951     2,135,897     1,554,830      2,341,550     3,886,724     2,650,561
   Index 500 Portfolio                     5,151,206     9,522,427    12,530,246      9,868,488    18,350,998     4,757,512
   Contrafund Portfolio                    3,337,811     4,557,977    10,544,376      4,633,078     8,593,440     2,846,664
   Asset Manager: Growth Portfolio         1,175,390     1,684,448     2,183,464      1,767,146     2,284,930       981,817

Variable Insurance Products Fund III:
   Balanced Portfolio                        675,537       656,616     1,078,290        808,012     2,421,633       730,578
   Growth & Income Portfolio               1,618,831     1,739,612     3,618,062      2,592,945     5,141,454     1,338,006
   Growth Opportunities Portfolio            402,461     1,244,597     2,232,369      1,990,777     4,116,879     1,327,871

American Century Variable
    Portfolios, Inc.:

   Balanced Portfolio                        490,784       207,806       436,387        179,732       505,555       212,798
   Capital Appreciation Portfolio          2,298,986     1,303,631     5,453,935      2,122,987       255,575        80,317
   International Portfolio                 1,221,726     1,134,556     3,558,046        700,089       809,156       149,470
   Value Portfolio                         2,176,829       590,314       736,744        528,797       771,790       613,068
   Income & Growth Portfolio                 383,811       385,911     1,335,895        249,653     1,030,538       125,965

Massachusetts Financial Services
    Investment Management:

   VIT Emerging Growth Portfolio           2,505,781     2,167,359    12,417,515      2,133,123     2,522,488       225,483
   VIT Investors Trust Portfolio             493,486       197,968       592,448        206,642       641,616        24,786
   VIT New Discovery Portfolio             1,759,047     1,320,401     4,563,216        936,196       410,588        30,873
   VIT Research Portfolio                  1,236,016       546,435     2,145,416        417,576     1,805,962       612,363

Lord, Abbett & Company:
   VC Growth & Income Portfolio            2,663,143       669,864     1,608,712        348,063     1,077,732        65,352
   VC MidCap Value Portfolio               3,527,608       992,485     1,864,735        216,343        28,229            40
   VC International Portfolio                 66,685        30,258       354,217         27,901         9,642            15

Fred Alger Management, Inc.:
   Growth Portfolio                        2,111,338       516,395       190,003         11,591
   MidCap Growth Portfolio                 1,949,597       505,316       265,021         31,629
   Leveraged AllCap Portfolio              2,085,299       486,157       486,428         12,016
   Small Capitalization Portfolio            289,898       126,077        19,649          2,159
                                        ------------- ------------- -------------  ------------- ------------- -------------

                                        $110,447,349  $101,051,301  $168,858,381   $119,931,652  $156,919,657  $ 98,818,970
                                        ------------- ------------- -------------  ------------- ------------- -------------


       Purchases and sales in investment shares for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                         2001                       2000                       1999
                                              -------------------------- --------------------------  --------------------------
                  Portfolio                    Purchases       Sales      Purchases       Sales       Purchases      Sales

Variable Insurance Products Fund:
   Money Market Portfolio                       42,192,409   38,699,932    57,939,800   62,501,200    69,653,533    66,338,371
   High Income Portfolio                           177,871      160,283       145,949      224,096       229,051       161,305
   Equity-Income Portfolio                         336,147      364,558       228,953      336,918       320,079       208,450
   Growth Portfolio                                318,949      441,458       552,136      219,664       396,259       117,820
   Overseas Portfolio                               77,981       82,468       127,073       59,148        50,425        49,895
   Midcap Portfolio                                126,737       54,129        66,885        6,135

Variable Insurance Products Fund II:
   Asset Manager Portfolio                         112,588      180,956       140,060      164,673       178,613       124,577
   Investment Grade Bond Portfolio                 345,594      169,891       131,580      199,271       316,589       217,378
   Index 500 Portfolio                              37,332       71,733        77,658       61,314       121,853        31,531
   Contrafund Portfolio                            159,070      225,583       415,281      184,138       338,326       111,768
   Asset Manager: Growth Portfolio                  89,818      133,822       134,669      109,354       137,166        57,699

Variable Insurance Products Fund III:
   Balanced Portfolio                               49,275       48,864        72,008       53,882       154,250        46,647
   Growth & Income Portfolio                       117,936      133,011       232,216      166,304       310,643        81,139
   Growth Opportunities Portfolio                   25,509       80,341       109,001       98,118       182,311        59,148

American Century Variable
    Portfolios, Inc.:

   Balanced Portfolio                               73,929       30,654        58,082       23,842        67,268        27,289
   Capital Appreciation Portfolio                  244,907      139,124       323,709      125,764        23,566         8,134
   International Portfolio                         151,966      152,810       301,408       64,310        92,134        17,883
   Value Portfolio                                 314,491       86,952       129,682       94,950       124,357        98,332
   Income & Growth Portfolio                        58,050       57,948       174,903       33,024       142,531        17,345

Massachusetts Financial Services
    Investment Management:

   VIT Emerging Growth Portfolio                   118,871      108,812       340,936       61,035       100,175         8,734
   VIT Investors Trust Portfolio                    26,004       11,409        28,128        9,757        31,433         1,224
   VIT New Discovery Portfolio                     115,301       91,226       254,981       50,911        31,360         2,288
   VIT Research Portfolio                           74,090       36,337        92,736       17,903        91,342        31,353

Lord, Abbett & Company:
   VC Growth & Income Portfolio                    112,703       30,068        72,435       15,891        48,226         7,694
   VC MidCap Value Portfolio                       241,934       69,200       146,015       16,947         2,983             4
   VC International Portfolio                        9,618        4,371        29,230        2,462           889             1

Fred Alger Management, Inc.:
   Growth Portfolio                                 47,874       14,239         3,965          223
   MidCap Growth Portfolio                          86,423       27,596         8,529          372
   Leveraged AllCap Portfolio                       62,619       15,623        11,575          693
   Small Capitalization Portfolio                   14,621        6,711           732           98
                                              ------------- ------------ ------------- ------------  ------------ -------------

                                                45,920,617   41,730,109    62,350,315   64,902,397    73,145,362    67,826,009
                                              ------------- ------------ ------------- ------------  ------------ -------------



4.     Summary of Changes from Unit Transactions

       Transactions in units for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                          2001                       2000                       1999
                                              --------------------------- -------------------------- --------------------------
                  Portfolio                    Purchases       Sales       Purchases      Sales       Purchases       Sales

Variable Insurance Products Fund:
   Money Market Portfolio                        3,104,365     2,868,240    4,456,187     4,861,159    5,592,166     5,364,567
   High Income Portfolio                            68,117        94,877       70,248       148,895      125,102       111,182
   Equity-Income Portfolio                         256,434       336,979      124,449       326,651      289,858       210,357
   Growth Portfolio                                320,242       582,414      634,303       285,772      515,407       173,021
   Overseas Portfolio                               39,270        80,907      116,935        63,738       51,631        58,904
   Midcap Portfolio                                258,387       107,403      135,306        12,209

Variable Insurance Products Fund II:
   Asset Manager Portfolio                          69,393       150,073       61,098       140,841      133,311       115,340
   Investment Grade Bond Portfolio                 281,310       141,839       90,659       175,985      284,337       202,030
   Index 500 Portfolio                             176,270       348,166      374,876       292,598      606,518       144,754
   Contrafund Portfolio                            113,915       194,291      287,245       161,839      335,380       108,310
   Asset Manager: Growth Portfolio                  47,102        92,531       69,560        78,642       97,565        44,120

Variable Insurance Products Fund III:
   Balanced Portfolio                               43,913        49,390       65,120        56,287      171,651        51,293
   Growth & Income Portfolio                        76,779       112,345      173,813       149,875      305,793        73,759
   Growth Opportunities Portfolio                   34,149       106,457      114,120       130,304      259,336        80,585

American Century Variable
    Portfolios, Inc.:

   Balanced Portfolio                               33,111        14,628       28,415        11,743       31,091        15,339
   Capital Appreciation Portfolio                   67,937        81,830      244,620        81,654       19,577         6,070
   International Portfolio                          59,319        81,498      177,974        35,381       55,264         9,133
   Value Portfolio                                 143,118        37,214       53,073        42,303       45,654        46,751
   Income & Growth Portfolio                        32,246        31,257      100,354        17,180       81,543         9,219

Massachusetts Financial Services
    Investment Management

   VIT Emerging Growth Portfolio                   150,567       165,594      548,734        90,391      172,528        13,896
   VIT Investors Trust Portfolio                    42,019        18,198       48,236        15,876       54,764         1,735
   VIT New Discovery Portfolio                      82,443        67,333      191,947        33,036       24,005         1,244
   VIT Research Portfolio                           74,437        47,492      135,841        26,048      146,051        48,892

Lord, Abbett & Company:
   VC Growth & Income Portfolio                    183,080        47,600      120,482        24,545       86,058        18,960
   VC MidCap Value Portfolio                       225,016        61,768      135,980        15,885        2,846
   VC International Portfolio                        9,019         3,759       27,482         2,161          818

Fred Alger Management, Inc.:
   Growth Portfolio                                245,517        72,409       23,096         1,282
   MidCap Growth Portfolio                         182,950        63,872       30,028         1,280
   Leveraged AllCap Portfolio                      313,694        76,441       59,751         3,498
   Small Capitalization Portfolio                   43,398        19,675        2,160           286



5.     Net Assets

       Net assets at December 31, 2001, consisted of the following:

                                                                        Accumulated
                                                                       Net Investment             Net
                                                     Capital             Income and           Unrealized
                                                      Share             Net Realized         Appreciation
Portfolio                                         Transactions             Gains            of Investments          Total

Variable Insurance Products Fund:
    Money Market Portfolio                       $   12,429,616        $    2,290,494    $                      $ 14,720,110
    High Income Portfolio                             4,618,152               871,571           (1,864,883)        3,624,840
    Equity-Income Portfolio                          15,005,275             9,746,483           (1,033,794)       23,717,964
    Growth Portfolio                                 32,068,167            18,505,244          (13,403,772)       37,169,639
    Overseas Portfolio                                3,833,646             2,347,630           (2,084,581)        4,096,695
    Midcap Portfolio                                  2,582,780               (71,135)             102,149         2,613,794

Variable Insurance Products Fund II:
    Asset Manager Portfolio                           4,219,877             4,179,579             (978,790)        7,420,666
    Investment Grade Bond Portfolio                   6,115,068               674,855              325,148         7,115,071
    Index 500 Portfolio                              29,450,015             7,207,617           (5,269,289)       31,388,343
    Contrafund Portfolio                             16,383,246             6,289,627           (4,136,678)       18,536,195
    Asset Manager: Growth Portfolio                   3,984,413             1,481,499           (1,053,495)        4,412,417

Variable Insurance Products Fund III:
    Balanced Portfolio                                3,462,476               262,332             (340,487)        3,384,321
    Growth & Income Portfolio                         7,813,782             1,183,682           (1,412,924)        7,584,540
    Growth Opportunities Portfolio                    5,860,459               305,444           (1,769,693)        4,396,210

American Century Variable
      Portfolios, Inc.:

    Balanced Portfolio                                1,225,544               113,611              (99,770)        1,239,385
    Capital Appreciation Portfolio                    3,799,381               667,169           (1,679,070)        2,787,480
    International Portfolio                           4,388,659               519,078           (1,849,608)        3,058,129
    Value Portfolio                                   3,496,269                95,237              534,010         4,125,516
    Income & Growth Portfolio                         2,165,120               (31,458)            (269,427)        1,864,235

Massachusetts Financial Services
      Investment Management:

    VIT Emerging Growth Portfolio                    12,311,075              (190,516)          (5,156,616)        6,963,943
    VIT Investors Trust Portfolio                     1,312,597               (15,455)            (190,010)        1,107,132
    VIT New Discovery Portfolio                       4,378,055              (148,537)            (300,183)        3,929,335
    VIT Research Portfolio                            3,313,621               316,766           (1,072,461)        2,557,926

Lord, Abbett & Company:
    VC Growth & Income Portfolio                      4,189,083               134,785                9,174         4,333,042
    VC MidCap Value Portfolio                         4,172,478               197,674              338,707         4,708,859
    VC International Portfolio                          369,048               (25,649)            (137,424)          205,975

Fred Alger Management, Inc.:
    Growth Portfolio                                  1,632,164               (47,344)            (210,454)        1,374,366
    MidCap Growth Portfolio                           2,032,479              (127,736)             (78,682)        1,826,061
    Leveraged AllCap Portfolio                        1,262,935                91,875             (171,203)        1,183,607
    Small Capitalization Portfolio                      182,877               (31,656)              (9,819)          141,402
                                              ------------------   -------------------   ------------------  ----------------

                                                 $  198,058,357        $   56,792,766       $  (43,263,925)     $211,587,198
                                              ------------------   -------------------   ------------------  ----------------


6.       Financial Highlights

                                                                            At December 31, 2001

                                                                 ------------------------------------------------
                                                                     Units        Unit Fair       Net Assets
                                                                     000's          Value           000's
Net assets represented by:
    Variable Insurance Products Fund:
      Money Market Portfolio                                         1,090,683      $ 13.50        $  14,720,110
      High Income Portfolio                                            351,995        10.30            3,624,840
      Equity-Income Portfolio                                        1,009,270        23.50           23,717,964
      Growth Portfolio                                               1,530,764        24.28           37,169,639
      Overseas Portfolio                                               305,263        13.42            4,096,695
      Midcap Portfolio                                                 274,080         9.54            2,613,794

    Variable Insurance Products Fund II:
      Asset Manager Portfolio                                          443,064        16.75            7,420,666
      Investment Grade Bond Portfolio                                  480,240        14.82            7,115,071
      Index 500 Portfolio                                            1,242,879        25.25           31,388,343
      Contrafund Portfolio                                             854,454        21.69           18,536,195
      Asset Manager: Growth Portfolio                                  254,141        17.36            4,412,417

    Variable Insurance Products Fund III:
      Balanced Portfolio                                               269,866        12.54            3,384,321
      Growth & Income Portfolio                                        521,679        14.54            7,584,540
      Growth Opportunities Portfolio                                   410,847        10.70            4,396,210

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio                                                96,137        12.89            1,239,385
      Capital Appreciation Portfolio                                   205,838        13.54            2,787,480
      International Portfolio                                          257,976        11.85            3,058,129
      Value Portfolio                                                  257,059        16.05            4,125,516
      Income & Growth Portfolio                                        168,659        11.05            1,864,235

    Massachusetts Financial Services
        Investment Management:
      VIT Emerging Growth Series Portfolio                             612,055        11.38            6,963,943
      VIT Investors Trust Series Portfolio                             111,749         9.91            1,107,132
      VIT New Discovery Series Portfolio                               196,868        19.96            3,929,335
      VIT Research Series Portfolio                                    243,679        10.50            2,557,926

    Lord, Abbett & Company:
      VC Growth & Income Portfolio                                     312,567        13.86            4,333,042
      VC Mid-Cap Value Portfolio                                       286,189        16.45            4,708,859
      VC International Portfolio                                        31,399         6.56              205,975

    Fred Alger Management, Inc.:
      Growth Portfolio                                                 194,922         7.05            1,374,366
      MidCap Growth Portfolio                                          147,826         8.01            1,183,607
      Leveraged AllCap Portfolio                                       293,506         6.22            1,826,061
      Small Capitalization Portfolio                                    25,597         5.52              141,402


                                                                        For the Year Ended December 31, 2001

                                                                  --------------------------------------------------
                                                                         Investment      Expense          Total
                                                                        Income Ratio      Ratio          Return
Net assets represented by:
    Variable Insurance Products Fund:
      Money Market Portfolio                                                  4.53%       1.40%           2.71%
      High Income Portfolio                                                  13.53%       1.40%          -12.95%
      Equity-Income Portfolio                                                 1.74%       1.40%          -6.30%
      Growth Portfolio                                                        0.08%       1.40%          -18.82%
      Overseas Portfolio                                                      5.50%       1.40%          -22.29%
      Midcap Portfolio                                                        0.00%       1.40%          -4.54%

    Variable Insurance Products Fund II:
      Asset Manager Portfolio                                                 4.30%       1.40%          -5.43%
      Investment Grade Bond Portfolio                                         4.40%       1.40%           6.97%
      Index 500 Portfolio                                                     1.20%       1.40%          -13.33%
      Contrafund Portfolio                                                    0.80%       1.40%          -13.47%
      Asset Manager: Growth Portfolio                                         3.01%       1.40%          -8.72%

    Variable Insurance Products Fund III:
      Balanced Portfolio                                                      3.66%       1.40%          -2.94%
      Growth & Income Portfolio                                               1.36%       1.40%          -10.03%
      Growth Opportunities Portfolio                                          0.39%       1.40%          -15.61%

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio                                                      2.43%       1.40%          -4.93%
      Capital Appreciation Portfolio                                          0.00%       1.40%          -29.06%
      International Portfolio                                                 0.09%       1.40%          -30.19%
      Value Portfolio                                                         0.86%       1.40%          11.22%
      Income & Growth Portfolio                                               0.87%       1.40%          -9.62%

    Massachusetts Financial Services
        Investment Management:

      VIT Emerging Growth Series Portfolio                                    0.00%       1.40%          -34.42%
      VIT Investors Trust Series Portfolio                                    0.55%       1.40%          -17.16%
      VIT New Discovery Series Portfolio                                      0.00%       1.40%          -6.38%
      VIT Research Series Portfolio                                           0.01%       1.40%          -22.36%

    Lord, Abbett & Company:
      VC Growth & Income Portfolio                                            0.62%       1.40%          -8.01%
      VC Mid-Cap Value Portfolio                                              0.43%       1.40%           6.57%
      VC International Portfolio                                              0.18%       1.40%          -27.59%

    Fred Alger Management, Inc.:
      Growth Portfolio                                                        0.37%       1.40%          -13.06%
      MidCap Growth Portfolio                                                 0.00%       1.40%          -7.86%
      Leveraged AllCap Portfolio                                              0.00%       1.40%          -17.16%
      Small Capitalization Portfolio                                          0.05%       1.40%          -30.51%


                                                       ------------------------------   ----------------------------
                                                                     2001                            2000
                                                       ------------------------------   ----------------------------
                      NET ASSETS                           Value                            Value
                                                            Per                              Per
Net assets represented by:                                 Unit         Net Assets          Unit        Net Assets
    Variable Insurance Products Fund:
      Money Market Portfolio                              $ 13.50      $  14,720,110      $ 13.14      $ 11,227,632
      High Income Portfolio                                 10.30          3,624,840        11.83         4,481,899
      Equity-Income Portfolio                               23.50         23,717,964        25.08        27,330,870
      Growth Portfolio                                      24.28         37,169,639        29.91        53,620,470
      Overseas Portfolio                                    13.42          4,096,695        17.27         5,989,762
      Midcap Portfolio                                       9.54          2,613,794         9.99         1,230,175

    Variable Insurance Products Fund II:
      Asset Manager Portfolio                               16.75          7,420,666        17.71         9,276,571
      Investment Grade Bond Portfolio                       14.82          7,115,071        13.85         4,721,249
      Index 500 Portfolio                                   25.25         31,388,343        29.14        41,228,375
      Contrafund Portfolio                                  21.69         18,536,195        25.07        23,439,413
      Asset Manager: Growth Portfolio                       17.36          4,412,417        19.02         5,696,438

    Variable Insurance Products Fund III:
      Balanced Portfolio                                    12.54          3,384,321        12.92         3,558,438
      Growth & Income Portfolio                             14.54          7,584,540        16.16         9,004,885
      Growth Opportunities Portfolio                        10.70          4,396,210        12.68         6,127,285

    American Century Variable Portfolios, Inc.:
      Balanced Portfolio                                    12.89          1,239,385        13.56         1,052,664
      Capital Appreciation Portfolio                        13.54          2,787,480        19.09         4,195,597
      International Portfolio                               11.85          3,058,129        16.98         4,755,934
      Value Portfolio                                       16.05          4,125,516        14.43         2,180,858
      Income & Growth Portfolio                             11.05          1,864,235        12.23         2,051,090

    Massachusetts Financial Services
        Investment Management:

      VIT Emerging Growth Series Portfolio                  11.38          6,963,943        17.35        10,880,096
      VIT Investors Trust Series Portfolio                   9.91          1,107,132        11.96         1,051,267
      VIT New Discovery Series Portfolio                    19.96          3,929,335        21.32         3,874,269
      VIT Research Series Portfolio                         10.50          2,557,926        13.52         2,930,830

    Lord, Abbett & Company:
      VC Growth & Income Portfolio                          13.86          4,333,042        15.07         2,668,710
      VC MidCap Value Portfolio                             16.45          4,708,859        15.44         1,898,823
      VC International Portfolio                             6.56            205,975         9.06           236,731

    Fred Alger Management, Inc.:
      Growth Portfolio                                       7.05          1,374,366         8.11           176,907
      MidCap Growth Portfolio                                8.01          1,183,607         8.69           249,753
      Leveraged AllCap Portfolio                             6.22          1,826,061         7.51           422,236
      Small Capitalization Portfolio                         5.52            141,402         7.95            14,901



Midland National Life Insurance Company
Report on Audited Financial Statements at and for the Years Ended December 31, 2001, 2000 and 1999



Midland National Life Insurance Company
Index to Financial Statements



                                  Page(s)

Report of Independent Accountants                                   1

Balance Sheets                                                      2

Statements of Income                                                3

Statements of Stockholder's Equity                                  4

Statements of Cash Flows                                           5-6

Notes to Financial Statements                                     7-23

                        Report of Independent Accountants

The Board of Directors and Stockholder
Midland National Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, stockholder's equity, and cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the Company changed its method in accounting for derivative instruments in 2001 by adopting Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by SFAS No. 137 and No. 138.






March 8, 2002

Midland National Life Insurance Company
Balance Sheets

At December 31, 2001 and 2000

(Amounts in thousands, except share and per share amounts)

                              ASSETS                                                      2001              2000

Investments:
    Fixed maturities                                                                  $4,391,779        $2,608,398
    Equity securities                                                                    223,868           396,109
    Policy loans                                                                         226,623           222,598
    Short-term investments                                                               289,281           201,858
    Other invested assets                                                                156,871            86,496
                                                                                 ----------------  ----------------

      Total investments                                                                5,288,422         3,515,459

Cash                                                                                      10,324             1,913
Accrued investment income                                                                 62,130            48,836
Deferred policy acquisition costs                                                        805,576           554,426
Present value of future profits of acquired businesses                                    15,221            18,573
Federal income tax asset                                                                  20,736             1,212
Other receivables and other assets                                                        21,824            15,426
Separate accounts assets                                                                 418,100           437,000
                                                                                 ----------------  ----------------

      Total assets                                                                    $6,642,333        $4,592,845
                                                                                 ----------------  ----------------

                      LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
    Policyholder account balances                                                     $4,323,608        $2,888,059
    Policy benefit reserves                                                              461,904           442,826
    Policy claims and benefits payable                                                    41,304            34,395
    Security lending liability                                                           457,926                 -
    Net amounts due to brokers                                                            91,786             6,844
    Other liabilities                                                                    147,851           115,344
    Separate account liabilities                                                         418,100           437,000
                                                                                 ----------------  ----------------

      Total liabilities                                                                5,942,479         3,924,468
                                                                                 ----------------  ----------------

Commitments and contingencies

Stockholder's equity:
    Common stock, $1 par value, 2,549,439 shares authorized,
        2,548,878 shares outstanding                                                       2,549             2,549
    Additional paid-in capital                                                            33,707            33,707
    Accumulated other comprehensive loss                                                 (31,568)          (16,106)
    Retained earnings                                                                    695,166           648,227
                                                                                 ----------------  ----------------

      Total stockholder's equity                                                         699,854           668,377
                                                                                 ----------------  ----------------

      Total liabilities and stockholder's equity                                      $6,642,333        $4,592,845
                                                                                 ----------------  ----------------


The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Statements of Income

For the years ended December 31, 2001, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

                                                                       2001             2000             1999

Revenues:
    Premiums                                                            $ 95,475        $ 102,663        $ 106,392
    Interest sensitive life and investment product charges               156,018          153,295          151,704
    Net investment income                                                267,960          235,739          225,642
    Net realized investment losses                                        (2,725)          (7,372)          (9,751)
    Net unrealized gains on derivative instruments                         2,753                -                -
    Net unrealized losses on trading securities                                -             (275)         (16,124)
    Other income                                                           5,963            6,393            4,691
                                                                   --------------  ---------------  ---------------

      Total revenue                                                      525,444          490,443          462,554
                                                                   --------------  ---------------  ---------------

Benefits and expenses:
    Benefits incurred                                                    154,314          148,750          139,943
    Interest credited to policyholder account balances                   162,779          133,563          127,786
                                                                   --------------  ---------------  ---------------

      Total benefits                                                     317,093          282,313          267,729
                                                                   --------------  ---------------  ---------------

Operating expenses (net of commissions and other
      expenses deferred)                                                  41,884           46,290           46,283
Amortization of deferred policy acquisition costs and
      present value of future profits of acquired businesses              59,131           60,368           65,695
                                                                   --------------  ---------------  ---------------

      Total benefits and expenses                                        418,108          388,971          379,707
                                                                   --------------  ---------------  ---------------

Income before income taxes and cumulative effect
      of a change in accounting principle                                107,336          101,472           82,847

Income tax expense                                                        37,385           36,539           29,004
                                                                   --------------  ---------------  ---------------

Income before cumulative effect of a change
      in accounting principle                                             69,951           64,933           53,843

Cumulative effect on prior years of change in
      accounting for derivative instruments                               (1,012)               -                -
                                                                   --------------  ---------------  ---------------

      Net income                                                        $ 68,939         $ 64,933         $ 53,843
                                                                   --------------  ---------------  ---------------


The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Statements of Stockholder's Equity

For the years ended December 31, 2001, 2000 and 1999
(Amounts in thousands)

                                                                                  Accumulated
                                                      Additional                    Other                    Less       Total
                                             Common   Paid-in      Comprehensive  Comprehensive  Retained   Treasury  Stockholder's
                                             Stock    Capital      Income (Loss)  Income (Loss)  Earnings    Stock      Equity

Balance at December 31, 1998                 $2,549   $33,707                      $  26,826      $649,629   $ (178)  $  712,533

Comprehensive (loss):
   Net income                                                      $  53,843                        53,843                53,843
   Other comprehensive (loss):
     Net unrealized loss on
        available-for-sale investments                               (77,956)        (77,956)                            (77,956)
                                                                  -----------

     Total comprehensive (loss)                                    $ (24,113)
                                                                  -----------

Dividends paid on common stock                                                                     (60,000)              (60,000)
Retirement of treasury stock                                                                          (178)     178
                                            --------  --------                    -----------    ---------- --------  -----------

Balance at December 31, 1999                  2,549    33,707                        (51,130)      643,294        -      628,420

Comprehensive income:
   Net income                                                      $  64,933                        64,933                64,933
   Other comprehensive income:
     Net unrealized gain on
        available-for-sale investments                                35,024          35,024                              35,024
                                                                  -----------

     Total comprehensive income                                    $  99,957
                                                                  -----------

Dividends paid on common stock                                                                     (60,000)              (60,000)
                                            --------  --------                    -----------    ---------- --------  -----------

Balance at December 31, 2000                  2,549    33,707                        (16,106)      648,227        -      668,377

Comprehensive income:
   Net income                                                      $  68,939                        68,939                68,939
   Other comprehensive income:
     Net unrealized loss on
        available-for-sale investments
         and certain interest rate swaps                             (15,462)        (15,462)                            (15,462)
                                                                  -----------

     Total comprehensive income                                    $  53,477
                                                                  -----------

Dividends paid on common stock                                                                     (22,000)              (22,000)
                                            --------  --------                    -----------    ---------- --------  -----------

Balance at December 31, 2001                 $2,549   $33,707                     $  (31,568)     $695,166    $   -   $  699,854
                                            --------  --------                    -----------    ---------- --------  -----------


The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Statements of Cash Flows

For the years ended December 31, 2001, 2000 and 1999
(Amounts in thousands)

                                                                             2001              2000              1999

Cash flows from operating activities:

    Net income                                                            $  68,939         $  64,933          $  53,843
    Adjustments to reconcile net income to net cash
        (used in) provided by operating activities:
      Amortization of deferred policy acquisition costs
           and present value of future profits of
           acquired businesses                                               59,131            60,368             65,695
      Net amortization of premiums and discounts on
           investments                                                       32,027            (4,150)            (1,948)
      Policy acquisition costs deferred                                    (283,282)         (151,930)           (66,199)
      Net realized investment losses                                          2,725             7,372              9,751
      Net unrealized gains on derivative instruments                         (2,753)                -                  -
      Net unrealized losses on trading securities                                 -               275             16,124
      Cumulative effect of accounting change                                  1,012                 -                  -
      Net proceeds from (cost of) trading securities                              -                 -             15,011
      Deferred income taxes                                                    (151)           (4,577)            (2,808)
      Net interest credited and product charges on
           universal life and investment policies                            28,009           (27,046)           (32,140)
      Changes in other assets and liabilities:
        Net receivables                                                     (12,018)          (10,120)           (21,756)
        Net payables                                                         13,607            45,052             (6,926)
        Policy benefits                                                      17,483            14,033             13,555
        Other                                                                 1,212               455               (646)
                                                                     ---------------   ---------------   ----------------

      Net cash (used in) provided by operating activities                   (74,059)           (5,335)            41,556
                                                                     ---------------   ---------------   ----------------

Cash flows from investing activities:
    Proceeds from investments sold, matured or repaid:

      Fixed maturities                                                    1,628,781           571,872            957,817
      Equity securities                                                     263,191           295,377            183,458
      Other invested assets                                                  11,709            12,371                535
    Cost of investments acquired:
      Fixed maturities                                                   (3,469,665)       (1,018,000)          (927,119)
      Equity securities                                                     (78,270)         (305,655)          (294,286)
      Other invested assets                                                (114,619)          (21,167)           (28,498)
    Net change in policy loans                                               (4,025)           (5,586)            (3,745)
    Net change in short-term investments                                    (87,423)          (99,029)           178,114
    Net change in security lending                                          457,926                 -            (50,500)
    Net change in amounts due to brokers                                     84,942                 -                  -
                                                                     ---------------   ---------------   ----------------

      Net cash (used in) provided by investing activities                (1,307,453)         (569,817)            15,776
                                                                     ---------------   ---------------   ----------------


Cash flows from financing activities:
    Receipts from universal life and investment
        products                                                         $1,714,938        $1,003,901          $ 355,962
    Benefits paid on universal life and investment
        products                                                           (303,015)         (368,941)          (351,943)
    Dividends paid on common stock                                          (22,000)          (60,000)           (60,000)
                                                                     ---------------   ---------------   ----------------

      Net cash provided by (used in) financing activities                 1,389,923           574,960            (55,981)
                                                                     ---------------   ---------------   ----------------

Increase (decrease) in cash                                                   8,411              (192)             1,351

Cash at beginning of year                                                     1,913             2,105                754
                                                                     ---------------   ---------------   ----------------

Cash at end of year                                                       $  10,324          $  1,913           $  2,105
                                                                     ---------------   ---------------   ----------------


Supplemental disclosures of cash flow information:
    Cash paid during the year for:

      Interest                                                              $    50           $    73            $    96
      Income taxes, paid to parent                                           48,038            26,196             36,976


Midland National Life Insurance Company
Notes to Financial Statements

(Amounts in thousands)


1.     Summary of Significant Accounting Policies

       Organization

       Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The Company is licensed to operate in 49 states and the District of Columbia.

       Basis of Presentation

       In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

       The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

       Investments

       The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as "trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

       Trading securities are held for resale in anticipation of short-term market movements. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

       Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

       For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

       Policy loans and other invested assets are carried at unpaid principal balances. Short-term investments are carried at amortized cost, which approximates fair value.

       Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

       When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

       Recognition of Traditional Life Revenue and Policy Benefits

       Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

       Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

       Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts (Interest Sensitive Policies)

       Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

       Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 6.25% in 2001, 2.75% to 7.5% in 2000 and 2.75% to
       6.5% in 1999. For certain contracts, these crediting rates extend for periods in excess of one year.

       Accounting for Derivatives Instruments

       Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS nos. 137 and 138.

       SFAS No. 133 requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

       The Company has sold approximately $963,000 of annuity policies that have a policyholder return tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index
       (call) options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option. In accordance with SFAS No. 133, the Company adjusted the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($1,169 in 2001 and $396 in 2000) offset by the amount credited to the policyholder ($1,085 in 2001 and $427 in 2000). The following relates to the options owned as of December 31, 2001:

               Notional amount                              $ 959,000
               Amortized cost                                $ 25,758
               Estimated fair value                          $ 27,445

       SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:


                                             January 1,          December 31,      Change
Gain (Loss) in Fair Value                      2001              2001            During 2001

Change in investment values                     $(4,805)         $ 1,687            $ 6,492
Change in liability values                         (384)          (4,123)            (3,739)
                                            ------------      -----------       ------------

      Change in derivative/option values         (5,189)          (2,436)             2,753

Offset to deferred acquisition costs              3,632            1,705             (1,927)
Offset to federal income taxes                      545              256               (289)
                                            ------------      -----------       ------------

      Net impact                                $(1,012)          $ (475)            $  537
                                            ------------      -----------       ------------



       The impact as of January 1 is reflected as a change in accounting. The changes in 2001 are reflected in the statement of income in their respective components of income.


       The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs, we have reflected an adjustment to the amortization of deferred acquisition costs.

       The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into an interest rate swap which effectively converts the variable cash flows to fixed over the life of the swap. This swap pays the Company a fixed rate while the Company is obligated to pay a variable rate. The swap is part of the Company's overall risk and asset-liability management strategy by reducing the volatility cash flows and providing a better match to the characteristics of the Company's liabilities.

               Notional amount                            $ 250,000
               Fixed rate to receive                          5.91%
               Current variable rate to pay                   1.98%

       This swap is accounted for as a cash-flow hedge with the change in fair value reflected in other comprehensive income. As this swap was entered into during 2001, there is no change in accounting as of the beginning of year related to this investment.

                                                           December 31,
        Gain in Fair Value                                     2001

        Change in swap value                                   $ 489
        Offset to deferred acquisition costs                       -
        Offset to federal income taxes                          (171)
                                                            ----------

          Net impact to other comprehensive income            $  318
                                                            ----------

       Deferred Policy Acquisition Costs

       Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

       Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

       Deferred costs related to interest sensitive policies are being amortized over the lives of the policies (up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience. Policy acquisition costs deferred and amortized for years ended December 31 are as follows:

                                                                   2001             2000             1999

Deferred policy acquisition costs, beginning
      of year                                                   $ 554,426        $ 493,914        $ 417,164

Offset to losses on derivative instruments -
      January 1, 2001                                               3,632                -                -
Commissions deferred                                              256,334          133,330           54,348
Underwriting and acquisition expenses deferred                     26,948           18,600           11,851
Change in offset to unrealized losses                              20,015          (35,950)          68,557
Amortization                                                      (55,779)         (55,468)         (58,006)
                                                            --------------   --------------  ---------------

Deferred policy acquisition costs, end of year                  $ 805,576        $ 554,426        $ 493,914
                                                            --------------   --------------  ---------------

       To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.

       Present Value of Future Profits of Acquired Businesses

       The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:




                                                                2001             2000             1999

Balance at beginning of year                                     $ 18,573         $ 23,473         $ 31,162

Amortization                                                       (3,352)          (4,900)          (7,689)
                                                            --------------   --------------  ---------------

Balance at end of year                                           $ 15,221         $ 18,573         $ 23,473
                                                            --------------   --------------  ---------------


       Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

       Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 18% of the December 31, 2001 balance of PVFP in 2002, 15% in 2003, 12% in 2004, 10% in 2005, and 8% in
       2006. The interest rates used to determine the amortization of the PVFP purchased ranged from 5.5% to 6.5%.

       Policy Claims and Benefits Payable

       The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

       Federal Income Taxes

       The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

       Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

       Separate Account

       Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

       Comprehensive Income

       The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and unrealized gains and losses (other comprehensive income) on available-for-sale securities. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.

       Security Lending

       The Company periodically enters into agreements to sell and repurchase securities. Securities out on loan are required to be 100% collateralized. There were $415,000 and $0, respectively, of such agreements outstanding as of December 31, 2001 and 2000.

       Reclassification

       Certain items in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 presentation.

2.     Fair Value of Financial Instruments

       The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash, Short-Term Investments, Policy Loans and Other Invested Assets

       The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

       Investment Securities

       Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

       Investment-Type Insurance Contracts

       Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

       These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

       The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                              December 31, 2001                   December 31, 2000
                                      ----------------------------------  ----------------------------------
                                           Carrying          Estimated         Carrying          Estimated
                                             Value          Fair Value           Value          Fair Value

Financial assets:
    Fixed maturities, available-
        for-sale                           $4,391,779        $4,391,779        $2,608,398        $2,608,398
    Equity securities, available-
        for-sale                              223,868           223,868           396,109           396,109

    Policy loans                              226,623           226,623           222,598           222,598
    Short-term investments                    289,281           289,281           201,858           201,858
    Other invested assets                     156,871           156,871            86,496            86,496

Financial liabilities:
    Investment-type insurance
        contracts                           2,788,781         2,402,067         1,395,626         1,258,609


3.     Investments and Investment Income

       Fixed Maturities and Equity Security Investments

       The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                       December 31, 2001

                                                  ------------------------------------------------------------
                                                                     Gross          Gross
                                                                   Unrealized     Unrealized      Estimated
                                                    Amortized       Holding        Holding          Fair
                                                      Cost           Gains          Losses          Value

Fixed maturities:
    U.S. Treasury and other U.S. Government
        corporations and agencies                    $  822,973      $  4,107       $  33,283      $  793,797
    Corporate securities                              2,377,107        35,052          87,147       2,325,012
    Mortgage-backed securities                        1,252,541        10,927           9,431       1,254,037
    Other debt securities                                18,477           472              16          18,933
                                                  --------------   -----------   -------------  --------------

    Total fixed maturities                            4,471,098        50,558         129,877       4,391,779

Equity securities                                       226,063         8,826          11,021         223,868
                                                  --------------   -----------   -------------  --------------

    Total available-for-sale                        $ 4,697,161      $ 59,384       $ 140,898     $ 4,615,647
                                                  --------------   -----------   -------------  --------------


                                                                     December 31, 2000

                                                  ------------------------------------------------------------
                                                                     Gross          Gross
                                                                   Unrealized     Unrealized      Estimated
                                                    Amortized       Holding        Holding          Fair
                                                      Cost           Gains          Losses          Value

Fixed maturities:
    U.S. Treasury and other U.S. Government
        corporations and agencies                    $  129,243      $  9,195         $    54      $  138,384
    Corporate securities                              1,571,682        29,799          75,109       1,526,372
    Mortgage-backed securities                          928,398        10,366          10,186         928,578
    Other debt securities                                14,860           224              20          15,064
                                                  --------------   -----------   -------------  --------------

    Total fixed maturities                            2,644,183        49,584          85,369       2,608,398

Equity securities                                       397,546        21,768          23,205         396,109
                                                  --------------   -----------   -------------  --------------

    Total available-for-sale                        $ 3,041,729      $ 71,352       $ 108,574     $ 3,004,507
                                                  --------------   -----------   -------------  --------------



       The cost of the equity securities classified as trading securities was $84,509 at December 31, 1999. During 2001 and 2000, the Company did not acquire any securities which it classified as trading securities. In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of $45,606. The Company had previously reflected the unrealized gains and losses related to these securities in the determination of net income.

       The unrealized depreciation on the available-for-sale securities in 2001 and 2000 is reduced by deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

                                                     2001             2000

Net unrealized depreciation                        $ (81,024)       $ (37,222)
Deferred policy acquisition costs                     32,458           12,443
Deferred income taxes                                 16,998            8,673
                                               --------------  ---------------

      Accumulated other comprehensive loss         $ (31,568)       $ (16,106)
                                               --------------  ---------------


       The other comprehensive loss is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (certain interest rate swaps) arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

                                                                      2001           2000            1999

Unrealized holding (losses) gains arising in the current period:

    Fixed maturities                                               $(59,692)      $ 60,815        $(155,733)
    Equity securities                                                12,680         21,644          (42,539)
    Other invested assets - interest rate swaps                         489              -                -
    Less reclassification adjustment for losses
        released into income                                          2,721          7,374            9,783
    Less DAC impact                                                  20,015        (35,950)          68,557
    Less deferred income tax effect                                   8,325        (18,859)          41,976
                                                               -------------  -------------  ---------------

      Net other comprehensive (loss) income                        $(15,462)      $ 35,024        $ (77,956)
                                                               -------------  -------------  ---------------



       The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2001, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Amortized         Estimated
                                                                                  Cost           Fair Value

Due in one year or less                                                         $  69,187         $  66,532
Due after one year through five years                                             592,922           596,595
Due after five years through ten years                                          1,219,726         1,162,322
Due after ten years                                                             1,336,722         1,312,293
Securities not due at a single maturity date (primarily
      mortgage-backed securities)                                               1,252,541         1,254,037
                                                                          ----------------  ----------------

      Total fixed maturities                                                   $4,471,098        $4,391,779
                                                                          ----------------  ----------------


       Investment Income and Investment (Losses) Gains
       Major categories of investment income are summarized as follows:

                                                                    2001             2000             1999

Gross investment income:
    Fixed maturities                                            $ 239,652        $ 185,212        $ 168,511
    Equity securities                                              30,620           36,727           31,366
    Policy loans                                                   16,734           16,237           15,913
    Short-term investments                                         12,238           11,241           10,690
    Other invested assets                                          10,946            1,989            3,202
                                                            --------------   --------------  ---------------

      Total gross investment income                               310,190          251,406          229,682

Amortization of investment options                                 34,216           10,200                -
Investment expenses                                                 8,014            5,467            4,040
                                                            --------------   --------------  ---------------

      Net investment income                                     $ 267,960        $ 235,739        $ 225,642
                                                            --------------   --------------  ---------------



       The major categories of investment gains and losses reflected in the income statement are summarized as follows:

                                     2001                   2000                           1999
                                 --------------  ----------------------------  ------------------------------
                                                                Unrealized -                   Unrealized -
                                                                 Trading                         Trading
                                   Realized       Realized      Securities       Realized       Securities

Fixed maturities                      $(16,158)      $(5,404)                       $ (3,668)
Equity securities                       13,437        (1,970)       $  (275)          (6,115)      $(16,124)
Other                                       (4)            2              -               32              -
                                 --------------  ------------  -------------   --------------  -------------


Net investment losses                 $ (2,725)      $(7,372)       $  (275)        $ (9,751)      $(16,124)
                                 --------------  ------------  -------------   --------------  -------------


       The Company sold most of its investments in Enron bonds and recorded a pre-tax realized loss of approximately $28,000; which offset gains taken on other securities during 2001.

       Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2001, 2000, and 1999 were as follows:

                                   2001                         2000                        1999
                         ---------------------------  --------------------------  --------------------------
                            Fixed                        Fixed                       Fixed
                         Maturities       Equity      Maturities      Equity      Maturities      Equity

Proceeds from sales      $ 1,338,697      $ 254,900     $ 433,163     $ 267,944     $ 629,645     $ 168,763
Gross realized gains          39,384         18,314         7,356         8,926         4,579         1,514
Gross realized losses        (58,371)        (9,287)       (1,140)       (7,035)       (8,443)       (3,265)


       Credit Risk Concentration

       The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investments in one entity which exceeded 10% of stockholder's equity at December 31, 2001, except for the following investments with the following carrying values:

               Skylonda Valley Trust 200101 Class A                 $ 76,000
               Gotham Peninsula Trust 2001-1 Class A                $ 75,000
               North Landing Trust 2001-1 Class A                   $ 75,000
               Ridge River Trust 2001-1 Class A                     $ 75,000
               Montecito Peak Trust 2001-1 Class A                  $ 71,000

       Other

       At December 31, 2001 and 2000, securities amounting to $3,805 and $4,191, respectively, were on deposit with regulatory authorities as required by law.

4.     Income Taxes

       The significant components of the provision for federal income taxes are as follows:

                                                                      2001           2000            1999

Current                                                             $ 37,536        $ 41,116       $ 31,812
Deferred                                                                (151)         (4,577)        (2,808)
                                                                -------------  --------------  -------------

      Total federal income tax expense                              $ 37,385        $ 36,539       $ 29,004
                                                                -------------  --------------  -------------


       Income tax expense differs from the amounts computed by applying the U.S.
       Federal income tax rate of 35% to income before income taxes as follows:


                                                                      2001           2000            1999

At statutory federal income tax rate                                $ 37,567        $ 35,515       $ 28,997
Dividends received deductions                                           (701)         (1,207)          (522)
Other, net                                                               519           2,231            529
                                                                -------------  --------------  -------------

      Total federal income tax expense                              $ 37,385        $ 36,539       $ 29,004
                                                                -------------  --------------  -------------



       The federal income tax asset as of December 31 is comprised of the following:

                                                                           2001             2000

Net deferred income tax asset                                             $ 18,055         $  9,033
Income taxes currently (receivable) payable                                  2,681           (7,821)
                                                                     --------------  ---------------

      Federal income tax asset                                            $ 20,736         $  1,212
                                                                     --------------  ---------------


       The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:




                                                                           2001             2000
Deferred income tax assets:
    Policy liabilities and reserves                                      $ 200,542        $ 131,756
    Investments                                                             40,913           21,453
    Other, net                                                               6,459            3,984
                                                                     --------------  ---------------

      Total gross deferred income tax assets                               247,914          157,193
                                                                     --------------  ---------------

Deferred income tax liabilities:
    Present value of future profits of acquired business                    (5,327)          (6,501)
    Deferred policy acquisition costs                                     (224,532)        (141,659)
                                                                     --------------  ---------------

      Total deferred income tax liabilities                               (229,859)        (148,160)
                                                                     --------------  ---------------

      Net deferred income tax asset                                       $ 18,055         $  9,033
                                                                     --------------  ---------------



       Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an Internal Revenue Service examination with respect to a prior period transaction, approximately $8,000 was treated as a deemed payment from this memorandum account in 2000. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $57,900 balance in the policyholders' surplus account at December 31, 2001.


5.     Reinsurance

       The Company is involved in both the cession and assumption of reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                                  2001                         2000                          1999
                       ---------------------------  ----------------------------  ---------------------------
                          Ceded         Assumed        Ceded          Assumed        Ceded         Assumed

Premiums                 $ 42,760       $ 6,026       $ 33,355        $ 5,246       $ 20,244       $ 4,910

Claims                     19,225         5,946         17,607          4,987         10,529         4,777




       The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

       Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

6.     Statutory Financial Data and Dividend Restrictions

       In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

       Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $22,000 and $60,000 in 2001 and 2000, respectively. Dividends payable in 2002 up to $73,000 will not require prior approval of regulatory authorities.

       The statutory net income of the Company for the years ended December 31, 2001 and 2000 is approximately $52,000 and $64,000, respectively, and capital and surplus at December 31, 2001 and 2000 is approximately $457,000 and $365,000, respectively, in accordance with statutory accounting principles.

       The Iowa Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, which is effective January 1, 2001. The Company has reported the effect of the adoption will be a net increase in surplus of $24,594, primarily as a result of the recording of deferred income taxes and eliminating the cost of collections liability.

7.     Employee Benefits

       The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2001 and 2000. The amounts reflect an allocation of the Company's portion of the SEI plan:

                                                          Pension Benefits             Other Benefits

                                                     ---------------------------  --------------------------
                                                         2001          2000          2001          2000

Benefit obligation at December 31                        $ 11,016       $ 9,012        $  878       $ 1,218
Fair value of plan assets at December 31                    3,563         3,754             -             -
                                                     -------------  ------------  ------------  ------------

Funded status at December 31                             $ (7,453)      $(5,258)       $ (878)      $(1,218)
                                                     -------------  ------------  ------------  ------------

Accrued benefit liability recognized in
      financial statements                                $ 2,734       $ 2,034       $ 1,576       $ 1,648
                                                     -------------  ------------  ------------  ------------



       The Company's postretirement benefit plan is not funded; therefore, it has no plan assets. The amounts of contributions made to and benefits paid from the plan are as follows:


                                                          Pension Benefits             Other Benefits

                                                     ---------------------------  --------------------------
                                                         2001          2000          2001          2000

Employer contributions                                     $  360         $   -        $  105        $  112
Employee contributions                                      $   -         $   -         $  50         $  54
Benefit payments                                           $  201        $  173        $  156        $  166


       The following table provides the net periodic benefit cost for the years ended 2001, 2000, and 1999:

                                                 Pension Benefits                    Other Benefits

                                         ---------------------------------  --------------------------------
                                           2001        2000        1999       2001        2000       1999

Net periodic benefit costs                 $ 1,052       $742        $676       $ 34        $110       $123
                                         ----------  ---------   ---------  ---------   ---------  ---------



       The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

                                                              Pension Benefits           Other Benefits

                                                           -----------------------   -----------------------
                                                              2001        2000         2001         2000

Weighted-average assumptions as of
      December 31:

    Discount rate                                            7.25%        7.50%        7.25%        7.50%
    Expected return on plan assets                           8.75%        8.75%         N/A          N/A
    Rate of compensation increase                            4.25%        4.25%         N/A          N/A




       For measurement purposes, a 5.75% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

       The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2001, 2000, and 1999 were $1,392, $1,191, and $1,375, respectively. The expense for 2001, 2000, and 1999 was $3,170, $2,917, and $1,306, respectively. All contributions to the ESOP are held in trust.

8.     Commitments and Contingencies

       Lease Commitments

       Midland's home office building has been conveyed to the City of Sioux Falls, South Dakota, and leased back in a transaction in which the City issued $4,250 of Industrial Revenue Bonds for face value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

       The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $1,795, $2,365, and $2,004 for the years ended December 31, 2001, 2000, and 1999, respectively. The minimum future rentals on capital and operating leases at December 31, 2001, are as follows:

Year Ending December 31                                                 Capital      Operating       Total

           2002                                                          $  442       $ 1,690       $ 2,132
           2003                                                               -         1,256         1,256
           2004                                                               -           839           839
           2005                                                               -           842           842
           2006                                                               -           733           733
           Thereafter                                                         -         2,871         2,871
                                                                    ------------  ------------  ------------

Total                                                                       442       $ 8,231       $ 8,673
                                                                                  ------------  ------------

Less amount representing interest                                            17
                                                                    ------------

Present value of amounts due under capital leases                        $  425
                                                                    ------------



       Other Contingencies

       The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.

9.     Other Related Party Transactions

       The Company pays fees to SEI under management contracts. The Company was charged $4,029, $3,880, and $3,022 in 2001, 2000, and 1999, respectively, related to these contracts.

       The Company pays investment management fees to an affiliate (Midland Advisors Company "MAC"). Net fees related to these services were $2,138, $1,781, and $1,688 in 2001, 2000, and 1999, respectively. Prior to April 2001, MAC was a wholly-owned subsidiary of SEI. On May 1, 2001, MAC was sold to The Guggenheim Group, L.L.C. with SEI receiving stock in Guggenheim.

       The Company provides certain insurance and non-insurance services to North American Company for Life and Health Insurance ("North American") and North American Company for life and Health Insurance of New York. The Company was reimbursed $8,756, $6,076, and $4,786 in 2001, 2000, and
       1999, respectively, for the costs incurred to render such services.

10.    Mortgage Loan Operations

       In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.

Part C.

Item 24.

 (a)  Financial Statements

      Financial statements are included in Part B of the Registration
      Statement.

 (b)  Exhibits:

      (1)    Resolution of the Board of Directors of Midland National Life
             Insurance Company authorizing establishment of Separate
               Account C  (4)
      (2)    Not Applicable

      (3)       (a)     Principal Underwriting Agreement between Midland National
                  Life Insurance Company and Sammons Securities (7)
                (b)     Registered Representative Contract  (4)
      (4)   (a)         Form Flexible Premium Deferred Variable Annuity Contract (7)
      (5)   (a)         Form of Application for Flexible Premium Deferred Variable
                  Annuity Contract (7)
      (6)   (a)         Articles of Incorporation of Midland National Life Insurance
                  Company (4)
                (b)     By-laws of Midland National Life Insurance Company  (4)
      (7)               Not Applicable
      (8)   (a)         Form of Participation Agreement between Midland National
                  Life Insurance Company and Fidelity VIP I and VIP II (4)
            (b)   Amendments to Participation Agreement for Fidelity

                  Distributors Corporation/Variable Insurance Products
                  Fund, and Variable Products Fund II  (3)
            (c) Form of Participation Agreement between Midland
                  National Life Insurance Company and Fidelity VIP III (4)
            (d)         Form of Participation Agreement between Midland
                  National Life Insurance Company and American Century
                  Investment Services Inc. (4)
            (e)         Participation Agreement for Massachusetts Financial Variable
                  Insurance Trusts (5)
              (f)   Participation Agreement for Lord Abbett Series Funds,
                  Inc. (5)
              (g)   Participation Agreement for Fred Alger Management, Inc.  (6)
              (h)   Amendments to Participation Agreement for Lord Abbett
                  Series Funds, Inc.  (2)
              (i)   Amendments to Participation Agreement for Fidelity
                  Distributors Corporation/Variable Insurance Products
                  Fund III.  (6)
             (j)  Form of Participation Agreement between Midland National
                  Life Insurance Company and Van Eck Associates Corporation (7)
             (k)  Form of Participation Agreement between Midland National
                  Life Insurance Company and INVESCO Funds Group, Inc. (7)
       (9)              Opinion and Consent of Counsel (7)
       (10) (a)         Consent of Counsel (7)
                (b)     Consent of Independent Auditors (7)
       (11)     Not Applicable
       (12)     Not Applicable
       (13)     Performance Data Calculations - Not applicable

(1)  Filed with Post-effective Amendment #2 of form N-4 Registration
       Statement, file number 33-64016 (April 30, 1995) and incorporated by reference.

(2) Incorporated to the like-numbered exhibit in Pre-Effective Amendment
       No. 1 for Form S-6 File No. 333-80975 on August 31, 1999.
(3) Incorporated to the like-numbered exhibit in Pre-Effective Amendment
       No. 2 for Form S-6 File No. 333-14061 on April 23, 1997.
(4)  Filed with Post-effective Amendment #6 of form N-4 Registration
       Statement, file number 33-64016 (April 30, 1998) and incorporated by reference.

(5) Filed with Post-effective Amendment #9 of form N-4 Registration
       Statement, file number 33-64016 (April 30, 1999) and incorporated by reference.

(6) Incorporated to the like-numbered exhibit in Post-Effective Amendment
       No. 6 for Form S-6 File No. 333-14061 on February 15, 2001.
(7) Filed herein.

Item 25.

                                                 Table of Contents
                                               Management of Midland

                                   Here is a list of Our directors and officers.

                                                     Directors

Name and
Business Address                   Principal Occupation            Principal Occupation During Past Five Years
John J. Craig, II                  President and Chief Operating   President (January 2002 to present), Midland National Life
Midland National Life              Officer                         Insurance Company; Executive Vice President (January 1998 to
One Midland Plaza                                                  January 2002), Midland National Life Insurance Company;
Sioux Falls, SD 57193-0001                                         Senior Vice President and Chief Financial Officer (October
                                                                   1993 to 1998), Midland National Life Insurance Company;
                                                                   Treasurer (January 1996 to present), Briggs ITD Corp.;
                                                                   Treasurer (March 1996 to present), Sammons Financial
                                                                   Holdings, Inc.; Treasurer (November 1993 to present), CH
                                                                   Holdings; Treasurer (November 1993 to present), Consolidated
                                                                   Investment Services, Inc.; Treasurer (November 1993 to
                                                                   present), Richmond Holding Company, L.L.C.; Partner (prior thereto), Ernst and Young
Steven C. Palmitier                Senior Vice President and       Senior Vice President and Chief Marketing Officer (March 1997
Midland National Life              Chief Marketing Officer         to present), Senior Vice President-Sales (August 1996 to
One Midland Plaza                                                  February 1997), Midland National Life Insurance Company;
Sioux Falls, SD 57193-0001                                         Senior Vice President-Sales (prior thereto), Penn Mutual Life
                                                                   Insurance

Stephen P. Horvat, Jr. Midland     Senior Vice President           Senior Vice President (January 1997 to present), Midland
National Life One Midland Plaza                                    National Life Insurance Company;  Shareholder (June 1996 to
Sioux Falls, SD 57193-0001                                         December 1997), Sorling Law Firm; Senior Vice President,
                                                                   General Counsel & Secretary (prior thereto), Franklin Life
                                                                   Insurance Company.

Donald J. Iverson   Midland        Senior Vice President and       Senior Vice President and Corporate Actuary (November 1999 to
National Life One Midland Plaza    Corporate Actuary               Present); Vice President - Chief Actuary (prior thereto),
Sioux Falls, SD 57193-0001                                         ALLIED Life Insurance Company.

Robert W. Korba                    Board of Directors Member       President and Director (since 1988), Sammons Enterprises,
Sammons Enterprises,                                               Inc.; Vice President (August 1998 to present), Midland
Inc.                                                               National Life Insurance Company.
300 Crescent CT
Dallas, TX 75201



                                     Executive Officers (other than Directors)

   Unless otherwise indicated, the addresses for the following are One Midland Plaza, Sioux Falls, SD 57193-0001

Name and

Business Address                      Principal Occupation         Principal Occupation During Past Five Years
Jon P. Newsome                        Executive Vice President -   Executive Vice President - Annuity Division (April 1999 To
Midland National Life - Annuity       Annuity Division             Present); Executive Vice President (September 1996 to
Division                                                           February 1999), Conseco Marketing, LLC; Chairman & CEO
West Des Moines, IA    50266                                       (November 1995 to September 1996), American Life & Casualty
                                                                   Ins. Co.
Thomas M. Meyer                       Senior Vice President and    Senior Vice President and Chief Financial Officer (January
Midland National Life                 Chief Financial Officer      2000 to Present), Vice President and Chief Financial Officer
                                                                   (January 1998 to December 1999), Second Vice President and
                                                                   Controller (1995 to 1998), Midland National Life Insurance
                                                                   Company.

Gary J. Gaspar                        Senior Vice President &      Senior Vice President & Chief Information Officer (August
North American                        Chief Information Officer    1998 to present), Midland National Life Insurance Company;
Company for Life &                                                 Senior Vice President Information Systems Officer (1985 to
Health Insurance                                                   present); North American Company for Life & Health Insurance.
222 South Riverside Plaza
Chicago, IL 60606-5929
Jack L. Briggs                        Vice President, Secretary,   Vice President, Secretary and General Counsel (since 1978),
Midland National Life                 and General Counsel          Midland National Life Insurance Company
Gary W. Helder                        Vice President- Policy       Vice President-Policy Administration (since 1991), Midland
Midland National Life                 Administration               National Life Insurance Company.

Robert W. Buchanan                    Vice President-              Vice President-Marketing Services (March 1996 to present),
Midland National Life                 Underwriting and New         Second Vice President-Sales Development  (prior thereto),
                                      Business                     Midland National Life Insurance Company.
Timothy A. Reuer                      Vice President - Product     Vice President - Product Development (January 2000 To
Midland National Life                 Development                  Present); Actuary - Product Development (March 1996 to
                                                                   December 1999); Associate Actuary (March 1992 to February
                                                                   1996) Midland National Life Insurance Company.

Esfandyar Dinshaw  Midland National   Vice President - Annuity     Vice President - Annuity Division (April 1999 to Present);
Life - Annuity Division               Division                     Vice President - Actuarial (September 1996 to April 1999),
West Des Moines, IA   50266                                        Conseco; Vice President - Actuarial (January 1991 to August

                                                                   1996), American Life & Casualty Ins. Co.
Meg J. Taylor                         Vice President and Chief     Vice President (September 2001 - present) and Chief
North American                        Compliance Officer           Compliance Officer (2000 - present) Midland National Life and
Company for Life &                                                 the North American Companies; Assistant Vice President -
Health Insurance                                                   Compliance (1998-2000) Midland National Life and the North
222 South Riverside Plaza                                          American Companies; Director - Product and Market Services
Chicago, IL 60606-5929                                             (1997 - 1998) Transamerica Reinsurance; Assistant Vice
                                                                   President (1987 - 1997) John Alden Life Insurance Company.




Item 26.
Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is a subsidiary of Sammons Enterprises, Incorporated. The Registrant is a segregated asset account of Midland.

The following indicates the persons controlled by or under common control with Midland:

 Estate of Charles A. Sammons

I. Sammons Enterprises, Inc. (Delaware Corp) 90.17%
II. COMMUNICATIONS - Sammons Communications, Inc. (Delaware Corp) 100% Sammons Communications of New Jersey, Inc. (New Jersey Corp) 100% Sammons Communication of Pennsylvania, Inc. (Delaware Corp) 100%
III. Consolidated Investment Services Inc. (Nevada Corp) 100%
         Richmond Holding Company, LLC (Delaware LLC) 5%
      A. Financial Services

         Sammons Financial Holdings, Inc. (Delaware Corp) 100%
           Midland National Life Insurance Company (Iowa Corp) 100%
                (FEDID #46-0164570 NAIC CO Code 66044 IA)
           NACOLAH Holding Corporation (Delaware Corp) 100%

                (FEDID #36-412699)
            Institutional Founders Life Insurance Company (Ill. Corp.) 100%,
                FEDID No. 36-3508234, NAIC Co. Code 85707, Group Code 0431 IL
             North American Company for Life & Health Insurance (Ill.Corp)100%
                FEDID No. 36-2428931, NAIC Co. Code 66974, Group Code 0431 IL
              North American Company for Life & Health Insurance of
                New York (New York Corp.), 100%
                FEDID No. 361556010, NAIC Co. Code 91286, Group Code 0431 NY
              NACOLAH Life Insurance Company (Ill. Corp.) 100%
                FEDID No. 36-3723034, NAIC Co. Code 85456, Group Code 0431 IL
              NACOLAH Ventures, L.L.C. (Delaware Corp.), FEDID No. 36-3495904 Midland Advisors Company (South Dakota Corp.) 100%
           Parkway Holdings, Inc. (Delaware Corp) 100%
              Parkway Mortgage, Inc.  (Delaware Corp.) 100%
         B. ALLIED
         CH Holdings Inc. (Delaware Corp) 100%
         Sammons Corporation (Texas Corp) 100%
         Otter, Inc.  (Oklahoma Corp.) 100%
         Cathedral Hill Hotel, Inc. (Delaware Corp) 100%
         Sammons Power Development Inc. (Delaware Corp) 100%
         Gila Bend Power Parnters, L.L.C. (Delaware L.L.C.) 50%
      C. WATER
         Mountain Valley Spring Company (Arkansas Corp) 100%
         Water Lines Inc. (Arkansas Corp) 100%
      D. SUPPLY AND SERVICE
         Sammons Distribution Holdings, Inc. (Delaware Corp.) 100%
         Vinson Supply Company (Delaware Corp) 100%
            Vinson Supply (UK) LTD. (United Kingdom Corp) 50%
            Myron C. Jacobs Supply Company (Oklahoma Corp) 100%
            Composite Thread Protectors, Inc. (Pennsylvania Corp) 100%
            Vinson Process Controls Company (Delaware Corp.) 100%
            Sammons Distribution Inc. (Delaware Corp.) 100%
         Briggs-Weaver Inc. (Delaware Corp) 100%
            TMIS Inc. (Texas Corp) 100%
            B-W Max, Inc. (Delaware Corp)100%
            B-W Max Services Inc.  (Delaware Corp)100%
               Abastecedora de Services Indutriales y Productos S.A.
                    de C.V.  (ASPI) (Mexico Corp.)

               Personal Para Services Intogrados de Mexico

                    S.A. (Personal) (Mexico Corp)

               Especialistas en Systems de Distribucion  Industrial
                    S.A. de C.V. (ESDI) (Mexico Corp.)
               Especialistas en Procuramiento Industrial
                    S.A. de C.V. (EPI) (Mexico Corp.)
            Sealing Specialists of Texas, Inc. (Texas Corp) 100%
      E. Equipment Sales and Rentals
         Briggs ITD Corp.  (Delaware Corp.) 100%
         Briggs Equipment Trust (Delaware Business Trust) 100% Briggs Equipment Mexico Inc. (Delaware Corp.) 100% Montacargras Yale de Mexico S. A. de C.V. (YALESA)
            (Mexico Corp.)
         Briggs Equipment S.A. de C.V. (BESA) (Mexico Corp.)
         Briggs Construction Equipment Inc.  (Delaware Corp) 100%
      F. Real Estate

         Crestpark LP Inc.  (Delaware Corp.) 100%
         Crestpark Holding Inc.  (Delaware Corp.) 100%
         Sammons Venture Properties, Inc. (Delaware Corp.) 100% Sammons Realty Corporation (Delaware Corp.) 100% Sammons Legacy Venture GP Inc. (Delaware Corp) 100% Sammons Legacy Venture LP Inc. (Delaware Corp) 100% Sammons Income Properties Inc. (Delaware Corp) 100% Sammons Eiger Venture, Inc. (Delaware Corp) 100%
         GBH Venture Co. Inc. (Delaware Corp) 100%
         Grand Bahama Hotel Co. (Delaware Corp) 100%
         Jack Tar Grand Bahama Limited (Bahama Corp.) 100%
      G. Tourism

         The Grove Park Inn Resort Inc.  (Delaware Corp) 100%
         Adventure Tours USA, Inc.  (Delaware Corp) 100%
         Santo Tours and Travel Inc.  (New York Corp) 100%

Item 27. Number of Contract Owners

  As of December 31, 2001 there were 0 holders of nonqualified contracts and 0 holders of qualified contracts.

Item 28. Indemnification

The Company indemnifies actions against all officers, directors, and employees to the full extent permitted by South Dakota law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

Sammons Securities Corporation, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

Unless otherwise noted, the address of each director and executive officer of Sammons Securities is: Sigma Financial Corporation
                       4261 Park Road
                       Ann Arbor, MI 4813

      Name and Principal            Position and Offices
      Business Address              With Sammons Securities

        Jerome S. Rydell              President
      Michael J. Brooks             Vice-President

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-71800) during the Registrant's last fiscal year:

(1)                (2)            (3)               (4)             (5)
              Net
Name of       Underwriting

Principal     Discount and      Compensation    Brokerage
Underwriter   Commissions       On Redemption   Commissions    Compensation

Sammons Securities  0                0               0               0

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at:

   One Midland Plaza
   Sioux Falls, SD  57193

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated
November
28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933, and under the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Sioux Falls, South Dakota, on the 15th day of April, 2002.

                                   Midland National Life Separate Account C

(Seal)                          By: Midland National Life Insurance Company

                                     By:/s/________________________________
                                                       Michael M. Masterson
                                                      Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.

Signature                  Title                                  Date

/s/____________________    Director, Chairman of the Board,       April 15, 2002
Michael M. Masterson       Chief Executive Officer

/s/____________________    Director, President                    April 15, 2002
John J. Craig II           and Chief Operating Officer

/s/____________________    Director, Senior Vice President        April 15, 2002
Steven C. Palmitier        and Chief Marketing Officer

/s/____________________    Director, Senior Vice President        April 15, 2002
Donald J. Iverson          and Corporate Actuary

/s/____________________    Director, Senior Vice President-       April 15, 2002
Stephen P. Horvat, Jr.     Legal

/s/____________________    Senior Vice President                  April 15, 2002
Thomas M. Meyer            and Chief Financial Officer

_______________________    Director, Chief Executive Officer
Robert W. Korba            and President of Sammons
                           (Parent Company of Midland
                           National Life Insurance Company)

                                                   Registration No. 333-
71800

                                                POST EFFECTIVE AMENDMENT
NO. 1

------------------------------------------------------------------------



                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                ----------------------------------------------



                                  EXHIBITS

                                     TO

                                  FORM N-4

                           REGISTRATION STATEMENT

                                   UNDER

                         THE SECURITIES ACT OF 1933

                                    FOR

                           MNL SEPARATE ACCOUNT C

                                    AND

                   MIDLAND NATIONAL LIFE INSURANCE COMPANY

                ----------------------------------------------








------------------------------------------------------------------------

                                 EXHIBIT INDEX

        Exhibit

       ---------


     10. a. Consent of Sutherland Asbill & Brennan L L P

     10. b. Consent of PricewaterhouseCoopers L L P



Part C.txt

                                                  April 23, 2002

Midland National Life Insurance Company
One Midland Plaza

Sioux Falls, SD  57193

                  RE:      Midland National Life Separate Account C:
                           National Advantage Form N-4, File No. 333-71800

Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-71800). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                            Very truly yours,

                                            SUTHERLAND ASBILL & BRENNAN LLP



                                            By:
                                                 /s/----------------------------
                                                    Frederick R. Bellamy

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 1 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 333-71800) of our reports dated March 8, 2002 on our audits of the financial statements of Midland National Life Separate Account C and the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial" in such Registration Statement.

/S/

PRICEWATERHOUSECOOPERS LLP

Minneapolis, Minnesota
April 17, 2002